UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of Registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire Mutual Funds
ANNUAL REPORT Large Company Growth Portfolio Large Company Value Portfolio Small Company Growth Portfolio Small Company Value Portfolio Wilshire 5000 Indexsm Fund Wilshire International Equity Fund
December 31, 2015 http://advisor.wilshire.com

Wilshire Mutual Funds Table of Contents

Shareholder Letter	1
Commentary:
Large Company Growth Portfolio	4
Large Company Value Portfolio	8
Small Company Growth Portfolio	12
Small Company Value Portfolio	16
Wilshire 5000 IndexSM Fund	20
Wilshire International Equity Fund	26
Disclosure of Fund Expenses	32
Condensed Schedules of Investments:
Large Company Growth Portfolio	35
Large Company Value Portfolio	37
Small Company Growth Portfolio	39
Small Company Value Portfolio	41
Wilshire 5000 IndexSM Fund	43
Wilshire International Equity Fund	45
Statements of Assets and Liabilities	49
Statements of Operations	52
Statements of Changes in Net Assets	54
Financial Highlights:
Large Company Growth Portfolio	60
Large Company Value Portfolio	62
Small Company Growth Portfolio	64
Small Company Value Portfolio	66
Wilshire 5000 IndexSM Fund	68
Wilshire International Equity Fund	72
Notes to Financial Statements	74
Report of Independent Registered Public Accounting Firm	86
Additional Fund Information	87
Tax Information	90
Board Approval of Advisory and Subadvisory Agreements	92

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Wilshire Mutual Funds Letter to Shareholders - (Unaudited)

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present this annual report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2015 to December 31, 2015, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index Fund, and Wilshire International Equity Fund.

Market Environment

U.S. Equity Market

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 0.68% during 2015 marking the Index’s seventh consecutive annual gain. After posting its 12th consecutive quarterly gain during the second quarter, markets were shaken in the third quarter in August as China surprised investors by devaluing its currency and then again in September after the Federal Reserve announced that it would not raise the Fed Funds rate at that time. Markets rebounded strongly in October and were positive overall for the fourth quarter as most major developed economies continued to strengthen on supportive central bank policies, lower fuel prices and strong consumer spending.

During the year, large-cap stocks outpaced small-cap stocks, with the Wilshire U.S. Large-Cap IndexSM and the Wilshire U.S. Small-Cap IndexSM returning 1.27% and -4.86%, respectively, while growth oriented stocks handily outpaced value stocks within large-cap stocks and value oriented stocks outpaced growth stocks within smaller capitalization securities. The relatively flat return for the Wilshire 5000 Total Market IndexSM hid the wide performance dispersion among industries for the year. Commodity-influenced and interest rate sensitive sectors trailed while Health Care and Consumer Discretionary had strong performance. For the year, Health Care, Consumer Discretionary, and Consumer Staples were the top performing sectors returning 8.4%, 7.5%, and 5.9%, respectively, while Energy, Materials, Utilities, and Industrials lagged, returning -22.1%, -10.7%, -4.2%, and -3.1%, respectively.

International Equity Market

After leading domestic equities during the first half of the year, international developed equities trailed during the second half of the year, and ended the year in negative territory with the MSCI EAFE Index returning -0.81% for 2015. Emerging markets trailed foreign developed markets with the MSCI Emerging Markets Index returning -14.92% for the year.

Global equity markets started 2015 with European stocks leading the charge as quantitative easing bond-buying programs propelled equity markets higher. Investors worldwide were shaken in the third quarter by fears regarding the impact of China’s economic slowdown on global commerce. Markets rebounded strongly in October as European Central (ECB) Bank President Mario Draghi indicated that he was prepared to ramp up the ECB’s stimulus program and the People’s Bank of China raised liquidity in its economy by reducing its benchmark interest rate and lowering banks’ reserve requirement ratios. Emerging markets suffered throughout the year both from China’s weakness and the worldwide collapse in commodities. The strong U.S. dollar has also impacted emerging market companies, since much of their debt financing is transacted in dollars and therefore has become much more expensive.

Bond Market

The U.S. fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, fell -0.57% for the 4th quarter, reversing gains from the prior quarter, but ending the year in positive territory at 0.55%. The Federal Reserve’s decision on December 16th to raise the key federal-funds rate to a 0.25-0.50% target range had little real impact on Treasury markets. The pressure of rising yields on bond prices was tempered by the special status Treasuries enjoy as a global safe-haven asset, resulting in relatively little movement in this market sector. Credit spreads, which had tightened as investors sought out higher yields, widened during 2015, especially at year-end. Non-investment grade corporate bonds, as measured by the Barclays U.S. Corporate High Yield index, continued their slide and finished the year down -4.47%.

Wilshire Mutual Funds Letter to Shareholders (Unaudited) - (Continued)

Continued weakness in the energy and materials sectors weighed on high yield, but other sectors also contributed to losses as investors became more concerned about the future availability of credit to leveraged companies and the liquidity of those issues.

Fund Performance Review

The Large Company Growth Portfolio Institutional Class shares returned 6.52%, outperforming the Russell 1000 Growth Index by 0.85%. The Large Company Value Portfolio Institutional Class shares returned -5.07%, underperforming the Russell 1000 Value Index by 1.24%. The Small Company Growth Portfolio Institutional Class shares returned 2.53%, outperforming the Russell 2000 Growth Index by 3.91%. The Small Company Value Portfolio Institutional Class shares returned -3.52%, outperforming the Russell 2000 Value Index by 3.95%. The Wilshire 5000 Index Fund Institutional Class shares returned 0.36%, underperforming the Wilshire 5000 Total Market IndexSM by 0.32%. The Wilshire International Equity Fund Institutional Class shares returned -1.37%, outperforming the MSCI All Country World ex-U.S. Index by 4.29%. We are pleased with the Funds’ performance for 2015 and we are confident that each Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Mutual Funds

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transactions costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

In addition to the normal risks associated with investing, international investments may involves risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Investments in smaller companies typically exhibit higher volatility.

Investing involves risk including loss of principal. This report identifies the Portfolio’s investments on December 31, 2015. These holdings are subject to change. Not all investments in each Portfolio performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Wilshire Mutual Funds Letter to Shareholders (Unaudited) - (Continued)

Barclays U.S. Aggregate Bond Index is made up of the Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt.

The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

The Wilshire U.S. Large-Cap IndexSM is a benchmark of the large-sized (based on capitalization) companies in the U.S. equity market and is a float-adjusted, market capitalization-weighted index of the issues ranked above 750 market capitalization of the Wilshire 5000®.

The Wilshire U.S. Small-Cap IndexSM is a benchmark of the small-sized (based on capitalization) companies in the U.S. equity market and is a float-adjusted, market capitalization-weighted index of the issues ranked between 750 and 2,500 by market capitalization of the Wilshire 5000®.

Large Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	6.18%
Five Years Ended 12/31/15	10.85%
Ten Years Ended 12/31/15	6.57%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Return

One Year Ended 12/31/15	5.67%
Five Years Ended 12/31/15	13.53%
Ten Years Ended 12/31/15	8.53%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Large Company Growth

Portfolio, Investment Class Shares and the Russell 1000 Growth Index through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Assumes reinvestment of all distributions.

(1)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	6.52%
Five Years Ended 12/31/15	11.19%
Ten Years Ended 12/31/15	6.93%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Return

One Year Ended 12/31/15	5.67%
Five Years Ended 12/31/15	13.53%
Ten Years Ended 12/31/15	8.53%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Large Company Growth

Portfolio, Institutional Class Shares and the Russell 1000 Growth Index through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Assumes reinvestment of all distributions.

(1)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 0.68% during 2015. The year started with a loss as increased market volatility triggered by the continued sell off in oil, quantitative easing in the Eurozone, and the Swiss National Bank’s decision to remove its currency cap with the euro spooked investors. However, domestic investors rallied around the Federal Reserve’s patience with raising interest rates and the Wilshire 5000 Total Market IndexSM hit an all-time high in mid-June. Worldwide, equities experienced a sharp sell-off during the third quarter, marking the first negative quarter in three years. The first major sell-off of the third quarter occurred in August after China devalued its currency, which had been strengthening versus both the euro and yen at a time when China’s economic growth was failing to meet its official growth target. Another minor sell-off occurred in September after the Federal Open Market Committee announced it would not raise the Fed Funds rate at that time. Stocks recorded gains in the final quarter of the year, driven by a strong October rally that outweighed losses in November and December, and pushed large-cap benchmarks back into positive territory for 2015. Following positive economic news, including accelerating job growth in October and November and weekly jobless claims remaining near multi-decade lows, on December 16th the Federal Reserve raised its target for short-term interest rates—the first increase in nearly a decade.

Sector performance for the Wilshire 5000 Total Market IndexSM was mixed for the year as defensive stocks outpaced economically sensitive sectors. Health Care and Consumer stocks rallied, while Energy and Materials stocks plummeted amid falling commodities prices. Health Care continued its first half of the year dominance and was the top performing sector for the year, returning 8.4%. Consumer Discretionary and Consumer Staples retuned 7.5% and 5.9%, respectively, while Energy and Materials returned -22.1% and -10.7%, respectively.

The Wilshire Large Company Growth Portfolio Institutional Class shares returned 6.52% for 2015, outperforming the Russell 1000 Growth Index return of 5.67% by 0.85%. The Fund benefited from strong stock selection and sector allocation positioning. Strong stock selection in the Consumer Discretionary and Health Care sectors as well as an underweight allocation to the Industrials sector drove performance. Weak stock selection in the Industrials and Information Technology sectors weighed on relative performance.

We are pleased with the Fund’s outperformance for 2015 and believe the Fund is well positioned going into 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2015)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Large Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	-5.33%
Five Years Ended 12/31/15	9.91%
Ten Years Ended 12/31/15	4.72%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Return

One Year Ended 12/31/15	-3.83%
Five Years Ended 12/31/15	11.27%
Ten Years Ended 12/31/15	6.16%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Large Company Value

Portfolio, Investment Class Shares and the Russell 1000 Value Index through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Assumes reinvestment of all distributions.

(1)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	-5.07%
Five Years Ended 12/31/15	10.22%
Ten Years Ended 12/31/15	4.97%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Return

One Year Ended 12/31/15	-3.83%
Five Years Ended 12/31/15	11.27%
Ten Years Ended 12/31/15	6.16%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Large Company Value

Portfolio, Institutional Class Shares and the Russell 1000 Value Index through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Assumes reinvestment of all distributions.

(1)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 0.68% during 2015. The year started with a loss as increased market volatility triggered by the continued sell off in oil, quantitative easing in the Eurozone, and the Swiss National Bank’s decision to remove its currency cap with the euro spooked investors. However, domestic investors rallied around the Federal Reserve’s patience with raising interest rates and the Wilshire 5000 Total Market IndexSM hit an all-time high in mid-June. Worldwide, equities experienced a sharp sell-off during the third quarter, marking the first negative quarter in three years. The first major sell-off of the third quarter occurred in August after China devalued its currency, which had been strengthening versus both the euro and yen at a time when China’s economic growth was failing to meet its official growth target. Another minor sell-off occurred in September after the Federal Open Market Committee announced it would not raise the Fed Funds rate at that time. Stocks recorded gains in the final quarter of the year, driven by a strong October rally that outweighed losses in November and December, and pushed large-cap benchmarks back into positive territory for 2015. Following positive economic news, including accelerating job growth in October and November and weekly jobless claims remaining near multi-decade lows, on December 16th the Federal Reserve raised its target for short-term interest rates—the first increase in nearly a decade.

Sector performance for the Wilshire 5000 Total Market IndexSM was mixed for the year as defensive stocks outpaced economically sensitive sectors. Health Care and Consumer stocks rallied, while Energy and Materials stocks plummeted amid falling commodities prices. Health Care continued its first half of the year dominance and was the top performing sector for the year, returning 8.4%. Consumer Discretionary and Consumer Staples retuned 7.5% and 5.9%, respectively, while Energy and Materials returned -22.1% and -10.7%, respectively.

The Wilshire Large Company Value Portfolio Institutional Class shares returned -5.07% for 2015, underperforming the Russell 1000 Value Index return of -3.83% by 1.24%. The Fund was hindered by weak stock selection in the Information Technology, Consumer Discretionary, and Financials sectors. Strong stock selection in the Health Care and Energy sectors helped mitigate relative underperformance.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into 2016 as the market deals with ongoing macroeconomic and geopolitical issues.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2015)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Small Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	2.29%
Five Years Ended 12/31/15	11.09%
Ten Years Ended 12/31/15	7.39%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Return

One Year Ended 12/31/15	-1.38%
Five Years Ended 12/31/15	10.67%
Ten Years Ended 12/31/15	7.95%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Small Company Growth

Portfolio, Investment Class Shares and the Russell 2000 Growth Index through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During the ten years ended December 31, 2015, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the year ended December 31, 2015, 0.17% of average net assets was waived or reimbursed through other expenses in the Investment Class Shares.

(1)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	2.53%
Five Years Ended 12/31/15	11.36%
Ten Years Ended 12/31/15	7.64%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Return

One Year Ended 12/31/15	-1.38%
Five Years Ended 12/31/15	10.67%
Ten Years Ended 12/31/15	7.95%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Small Company Growth

Portfolio, Institutional Class Shares and the Russell 2000 Growth Index through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During the ten years ended December 31, 2015, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the year ended December 31, 2015, 0.17% of average net assets was waived or reimbursed through other expenses in the Institutional Class Shares.

(1)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 0.68% during 2015. The year started with a loss as increased market volatility triggered by the continued sell off in oil, quantitative easing in the Eurozone, and the Swiss National Bank’s decision to remove its currency cap with the euro spooked investors. However, domestic investors rallied around the Federal Reserve’s patience with raising interest rates and the Wilshire 5000 Total Market IndexSM hit an all-time high in mid-June. Worldwide, equities experienced a sharp sell-off during the third quarter, marking the first negative quarter in three years. The first major sell-off of the third quarter occurred in August after China devalued its currency, which had been strengthening versus both the euro and yen at a time when China’s economic growth was failing to meet its official growth target. Another minor sell-off occurred in September after the Federal Open Market Committee announced it would not raise the Fed Funds rate at that time. Stocks recorded gains in the final quarter of the year, driven by a strong October rally that outweighed losses in November and December, and pushed large-cap benchmarks back into positive territory for 2015. Following positive economic news, including accelerating job growth in October and November and weekly jobless claims remaining near multi-decade lows, on December 16th the Federal Reserve raised its target for short-term interest rates—the first increase in nearly a decade.

Sector performance for the Wilshire 5000 Total Market IndexSM was mixed for the year as defensive stocks outpaced economically sensitive sectors. Health Care and Consumer stocks rallied, while Energy and Materials stocks plummeted amid falling commodities prices. Health Care continued its first half of the year dominance and was the top performing sector for the year, returning 8.4%. Consumer Discretionary and Consumer Staples retuned 7.5% and 5.9%, respectively, while Energy and Materials returned -22.1% and -10.7%, respectively.

The Wilshire Small Company Growth Portfolio Institutional Class shares returned 2.53%, outperforming the Russell 2000 Growth Index return of -1.38% by 3.91%. The Fund benefited from strong stock selection in the Health Care and Financials sectors as well as an underweight allocation to the Materials sector. Weak stock selection in the Industrials sector weighed on relative performance.

We are pleased with the Fund’s outperformance for 2015 and believe the Fund is well positioned going into 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2015)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Small Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	-3.83%
Five Years Ended 12/31/15	9.73%
Ten Years Ended 12/31/15	6.48%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Return

One Year Ended 12/31/15	-7.47%
Five Years Ended 12/31/15	7.67%
Ten Years Ended 12/31/15	5.57%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Small Company Value

Portfolio, Investment Class Shares and the Russell 2000 Value Index through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During the ten years ended December 31, 2015, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the year ended December 31, 2015, 0.06% of average net assets was waived or reimbursed through other expenses in the Investment Class Shares.

(1)

The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	-3.52%
Five Years Ended 12/31/15	10.10%
Ten Years Ended 12/31/15	6.84%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Return

One Year Ended 12/31/15	-7.47%
Five Years Ended 12/31/15	7.67%
Ten Years Ended 12/31/15	5.57%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Small Company Value

Portfolio, Institutional Class Shares and the Russell 2000 Value Index through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During the ten years ended December 31, 2015, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the year ended December 31, 2015, 0.04% of average net assets was waived or reimbursed through other expenses in the Institutional Class Shares.

(1)

The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 0.68% during 2015. The year started with a loss as increased market volatility triggered by the continued sell off in oil, quantitative easing in the Eurozone, and the Swiss National Bank’s decision to remove its currency cap with the euro spooked investors. However, domestic investors rallied around the Federal Reserve’s patience with raising interest rates and the Wilshire 5000 Total Market IndexSM hit an all-time high in mid-June. Worldwide, equities experienced a sharp sell-off during the third quarter, marking the first negative quarter in three years. The first major sell-off of the third quarter occurred in August after China devalued its currency, which had been strengthening versus both the euro and yen at a time when China’s economic growth was failing to meet its official growth target. Another minor sell-off occurred in September after the Federal Open Market Committee announced it would not raise the Fed Funds rate at that time. Stocks recorded gains in the final quarter of the year, driven by a strong October rally that outweighed losses in November and December, and pushed large-cap benchmarks back into positive territory for 2015. Following positive economic news, including accelerating job growth in October and November and weekly jobless claims remaining near multi-decade lows, on December 16th the Federal Reserve raised its target for short-term interest rates—the first increase in nearly a decade.

Sector performance for the Wilshire 5000 Total Market IndexSM was mixed for the year as defensive stocks outpaced economically sensitive sectors. Health Care and Consumer stocks rallied, while Energy and Materials stocks plummeted amid falling commodities prices. Health Care continued its first half of the year dominance and was the top performing sector for the year, returning 8.4%. Consumer Discretionary and Consumer Staples retuned 7.5% and 5.9%, respectively, while Energy and Materials returned -22.1% and -10.7%, respectively.

The Wilshire Small Company Value Portfolio Institutional Class shares returned -3.52% for 2015, outperforming the Russell 2000 Value Index return of -7.47% by 3.95%. The Fund benefited from strong stock selection and sector allocation positioning. Strong stock selection in the Consumer Discretionary, Materials and Financials sectors and an underweight allocation to the Energy sector drove performance. Weak stock selection in the Consumer Staples sector weighed on relative performance.

We are pleased with the Fund’s outperformance for 2015 and believe the Fund is well positioned going into 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2015)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire 5000 Indexsm Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	0.08%
Five Years Ended 12/31/15	11.43%
Ten Years Ended 12/31/15	6.71%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

One Year Ended 12/31/15	0.68%
Five Years Ended 12/31/15	12.11%
Ten Years Ended 12/31/15	7.40%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM

Fund, Investment Class Shares and the Wilshire 5000 IndexSM through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Assumes reinvestment of all distributions.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	0.36%
Five Years Ended 12/31/15	11.68%
Ten Years Ended 12/31/15	6.94%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

One Year Ended 12/31/15	0.68%
Five Years Ended 12/31/15	12.11%
Ten Years Ended 12/31/15	7.40%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Wilshire 5000 IndexSM

Fund, Institutional Class Shares and the Wilshire 5000 IndexSM through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Assumes reinvestment of all distributions.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

QUALIFIED CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	0.34%
Five Years Ended 12/31/15	12.02%
Ten Years Ended 12/31/15	6.97%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

One Year Ended 12/31/15	0.68%
Five Years Ended 12/31/15	12.11%
Ten Years Ended 12/31/15	7.40%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM

Fund, Qualified Class Shares and the Wilshire 5000 IndexSM through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Assumes reinvestment of all distributions.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

HORACE MANN CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	0.08%
Five Years Ended 12/31/15	11.42%
Ten Years Ended 12/31/15	6.67%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

One Year Ended 12/31/15	0.68%
Five Years Ended 12/31/15	12.11%
Ten Years Ended 12/31/15	7.40%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM

Fund, Horace Mann Class Shares and the Wilshire 5000 IndexSM through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Assumes reinvestment of all distributions.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 0.68% during 2015. The year started with a loss as increased market volatility triggered by the continued sell off in oil, quantitative easing in the Eurozone, and the Swiss National Bank’s decision to remove its currency cap with the euro spooked investors. However, domestic investors rallied around the Federal Reserve’s patience with raising interest rates and the Wilshire 5000 Total Market IndexSM hit an all-time high in mid-June. Worldwide, equities experienced a sharp sell-off during the third quarter, marking the first negative quarter in three years. The first major sell-off of the third quarter occurred in August after China devalued its currency, which had been strengthening versus both the euro and yen at a time when China’s economic growth was failing to meet its official growth target. Another minor sell-off occurred in September after the Federal Open Market Committee announced it would not raise the Fed Funds rate at that time. Stocks recorded gains in the final quarter of the year, driven by a strong October rally that outweighed losses in November and December, and pushed large-cap benchmarks back into positive territory for 2015. Following positive economic news, including accelerating job growth in October and November and weekly jobless claims remaining near multi-decade lows, on December 16th the Federal Reserve raised its target for short-term interest rates—the first increase in nearly a decade.

Sector performance for the Wilshire 5000 Total Market IndexSM was mixed for the year as defensive stocks outpaced economically sensitive sectors. Health Care and Consumer stocks rallied, while Energy and Materials stocks plummeted amid falling commodities prices. Health Care continued its first half of the year dominance and was the top performing sector for the year, returning 8.4%. Consumer Discretionary and Consumer Staples retuned 7.5% and 5.9%, respectively, while Energy and Materials returned -22.1% and -10.7%, respectively.

The Wilshire 5000 IndexSM Fund Institutional Class shares returned 0.36% for 2015, underperforming the Fund’s benchmark (the Wilshire 5000 IndexSM) return of 0.68% by 0.32%. Underperformance is attributable to Fund expenses and is well within the range of historical experiences.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2015)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire International Equity Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	-1.55%
Five Years Ended 12/31/15	3.96%
Inception (11/16/07) through 12/31/15	0.04%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)

Average Annual Total Return

One Year Ended 12/31/15	-5.66%
Five Years Ended 12/31/15	1.06%
Inception (11/16/07) through 12/31/15	-1.21%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods. Effective May 28, 2014, the MSCI All Country World Index Ex-U.S. replaced the MSCI EAFE Index as the Wilshire International Equity Fund’s primary benchmark index. The adviser believes the MSCI All Country World Index Ex-U.S. is a more appropriate index given the Wilshire International Equity Fund’s investment strategy.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2015, 0.25% of average net assets was waived or reimbursed through other expenses in the Investment Class Shares.

(1)

The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Wilshire International Equity

Fund, Investment Class Shares and the MSCI ACWI ex-US Index through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

One Year Ended 12/31/15	-1.37%
Five Years Ended 12/31/15	4.16%
Inception (11/16/07) through 12/31/15	0.29%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)

Average Annual Total Return

One Year Ended 12/31/15	-5.66%
Five Years Ended 12/31/15	1.06%
Inception (11/16/07) through 12/31/15	-1.21%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods. Effective May 28, 2014, the MSCI All Country World Index Ex-U.S. replaced the MSCI EAFE Index as the Wilshire International Equity Fund’s primary benchmark index. The adviser believes the MSCI All Country World Index Ex-U.S. is a more appropriate index given the Wilshire International Equity Fund’s investment strategy.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2015, 0.04% of average net assets was waived or reimbursed through other expenses in the Institutional Class Shares.

(1)

The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Wilshire International Equity

Fund, Institutional Class Shares and the MSCI ACWI ex-US Index through 12/31/15.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

International stock markets underperformed the U.S. for 2015 as the MSCI All Country World ex-U.S. Index returned -5.66%. Foreign developed securities fared far better emerging economy stocks with the MSCI EAFE Index and the MSCI Emerging Markets Index returning -0.81% and -14.92%, respectively, for the year. Global equity markets started 2015 with strong gains, with European stocks leading the charge. Despite Greece’s ongoing fiscal woes, the Eurozone began to show signs of economic recovery as moves by European central banks to relax monetary policy sent stock prices soaring. The European stock market rally was brought to an abrupt end by the late-June breakdown in negotiations between the European Central Bank and beleaguered Greece. Pacific region stocks also lost ground in June, but returned positive performance for the second quarter, adding to strong first quarter returns. Stock markets worldwide were rocked in the third quarter by fears regarding the impact of China’s economic slowdown on global commerce. European equities experienced somewhat smaller losses than Asia-Pacific region stocks, as the Eurozone’s economy in the second quarter grew at a higher rate than analysts had expected. International markets experienced a modest recovery in the fourth quarter as investors were cheered by Europe’s nascent economic recovery, the European Central Bank’s accommodative monetary policy, and overall resilience in the Asia-Pacific region outside of China. Emerging markets continue to suffer from China’s weakness and the worldwide collapse in commodities. The strong U.S. dollar also impacted emerging market companies, since much of their debt financing is transacted in dollars and therefore has become much more expensive.

Sector performance for the MSCI All Country World ex-U.S. Index was mixed for 2015. Only Health Care and Consumer Staples had positive performance for the year, returning 6.5% and 5.6%, respectively. Similar to domestic securities, in foreign markets Energy and Materials stocks plummeted amid falling commodities prices. The Energy and Materials sectors returned -21.3% and -19.4%, respectively.

The Wilshire International Equity Fund Institutional Class shares returned -1.37% for 2015, outperforming the MSCI All Country World ex U.S. Index return of -5.66% by 4.29%. The Fund benefited from strong stock selection in the Materials, Health Care, and Consumer Discretionary sectors. Weak stock selection in the Industrials and Financials sectors weighed on relative performance. Regionally, the Fund benefited from strong stock selection in the United Kingdom, Canada and Hong Kong as well as an overweight allocation to Denmark and Canada. Weak stock selection in South Korea weighed on relative performance.

We are pleased with the Fund’s outperformance for 2015 and believe the Fund is well positioned going into 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2015)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended December 31, 2015 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended December 31, 2015 (Unaudited)

	Beginning Account Value 07/01/2015	Ending Account Value 12/31/2015	Expense Ratio(1)	Expenses Paid During Period 07/01/15-12/31/15(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,018.10	1.33%	$6.75
Institutional Class	$1,000.00	$1,019.80	1.00%	$5.09
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.51	1.33%	$6.76
Institutional Class	$1,000.00	$1,020.16	1.00%	$5.09
Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$948.90	1.30%	$6.37
Institutional Class	$1,000.00	$950.20	1.04%	$5.10
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.67	1.30%	$6.60
Institutional Class	$1,000.00	$1,019.97	1.04%	$5.28
Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$941.00	1.47%	$7.21
Institutional Class	$1,000.00	$941.90	1.21%	$5.95
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.78	1.47%	$7.49
Institutional Class	$1,000.00	$1,019.08	1.21%	$6.18
Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$945.60	1.49%	$7.32
Institutional Class	$1,000.00	$946.90	1.19%	$5.86
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.68	1.49%	$7.59
Institutional Class	$1,000.00	$1,019.19	1.19%	$6.07

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Concluded) For the Six Months Ended December 31, 2015 (Unaudited)

	Beginning Account Value 07/01/2015	Ending Account Value 12/31/2015	Expense Ratio(1)	Expenses Paid During Period 07/01/15-12/31/15(2)
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$1,000.00	$989.20	0.63%	$3.16
Institutional Class	$1,000.00	$990.40	0.38%	$1.92
Qualified Class	$1,000.00	$992.30	0.36%	$1.81
Horace Mann Class	$1,000.00	$989.20	0.59%	$2.96
Hypothetical 5% Return
Investment Class	$1,000.00	$1,022.03	0.63%	$3.21
Institutional Class	$1,000.00	$1,023.28	0.38%	$1.95
Qualified Class	$1,000.00	$1,023.39	0.36%	$1.84
Horace Mann Class	$1,000.00	$1,022.23	0.59%	$3.01
Wilshire International Equity Fund
Actual Fund Return
Investment Class	$1,000.00	$942.90	1.50%	$7.35
Institutional Class	$1,000.00	$943.30	1.25%	$6.12
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.64	1.50%	$7.63
Institutional Class	$1,000.00	$1,018.90	1.25%	$6.36

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.2%††
Consumer Discretionary — 19.6%
17,616	Amazon.com, Inc.†	5.2	$11,906,478
25,900	Delphi Automotive PLC	1.0	2,220,407
30,183	Lowe's Cos., Inc.	1.0	2,295,115
39,308	NIKE, Inc., Class B	1.1	2,456,750
9,725	O'Reilly Automotive, Inc.†	1.1	2,464,509
1,950	Priceline Group, Inc.†	1.1	2,486,152
66,075	Starbucks Corp.	1.7	3,966,482
27,675	Tractor Supply Co.	1.0	2,366,213
16,395	Ulta Salon Cosmetics & Fragrance, Inc.†	1.3	3,033,075
30,433	Yum! Brands, Inc.	1.0	2,223,131
126,949	Other Securities	4.1	9,674,553
			45,092,865
Consumer Staples — 12.8%
93,841	Coca-Cola Co. (The)	1.8	4,031,409
16,770	Costco Wholesale Corp.	1.2	2,708,355
217,694	Danone SA ADR	1.3	2,962,815
46,566	Monster Beverage Corp.† (a)	3.0	6,936,472
36,249	Procter & Gamble Co. (The)	1.3	2,878,533
36,087	SABMiller PLC ADR	0.9	2,162,694
121,389	Other Securities	3.3	7,707,127
			29,387,405
Energy — 1.0%
29,568	Schlumberger, Ltd.	0.9	2,062,368
2,936	Other Securities	0.1	242,668
			2,305,036
Financials — 4.8%
70,625	Charles Schwab Corp. (The)	1.0	2,325,681
112,439	Other Securities	3.8	8,745,077
			11,070,758
Health Care — 16.7%
12,925	Alexion Pharmaceuticals, Inc.† (a)	1.1	2,465,444
19,182	Amgen, Inc.	1.3	3,113,814
33,678	Celgene Corp.†	1.8	4,033,277
33,625	Centene Corp.† (a)	1.0	2,212,861
56,099	Cerner Corp.† (a)	1.5	3,375,477
23,300	Edwards Lifesciences Corp.†	0.8	1,840,234
39,475	Gilead Sciences, Inc.	1.7	3,994,475
24,175	IDEXX Laboratories, Inc.† (a)	0.8	1,762,841
23,822	Novartis AG ADR(a)	0.9	2,049,645
49,860	Novo Nordisk ADR(a)	1.3	2,895,869
25,148	Varian Medical Systems, Inc.† (a)	0.9	2,031,958
116,027	Other Securities	3.6	8,572,087
			38,347,982
Industrials — 5.8%
16,725	Canadian Pacific Railway, Ltd.	0.9	2,134,110
53,909	Expeditors International of Washington, Inc.(a)	1.1	2,431,296
25,021	United Parcel Service, Inc., Class B	1.0	2,407,771
73,962	Other Securities	2.8	6,267,631
			13,240,808
Information Technology — 35.7%
36,500	Adobe Systems, Inc.†	1.5	3,428,810
41,628	Alibaba Group Holding, Ltd. ADR† (a)	1.5	3,383,107
6,196	Alphabet, Inc., Class A†	2.1	4,820,550
9,497	Alphabet, Inc., Class C†	3.1	7,207,083
68,122	Apple, Inc.	3.1	7,170,522
39,256	Autodesk, Inc.† (a)	1.1	2,391,868
147,937	Cisco Systems, Inc.	1.7	4,017,229
40,620	Electronic Arts, Inc.†	1.2	2,791,406
103,304	Facebook, Inc., Class A† (a)	4.7	10,811,797
64,911	Microsoft Corp.	1.6	3,601,262
24,653	NXP Semiconductor NV†	0.9	2,077,028
96,707	Oracle Corp.	1.5	3,532,707
57,934	QUALCOMM, Inc.	1.3	2,895,831
22,975	Salesforce.com, Inc.†	0.8	1,801,240
22,410	Skyworks Solutions, Inc.(a)	0.8	1,721,760
122,880	Visa, Inc., Class A(a)	4.1	9,529,344
245,878	Other Securities	4.7	10,819,492
			82,001,036
Materials — 2.2%
10,965	Sherwin-Williams Co. (The)	1.2	2,846,514
23,250	Other Securities	1.0	2,162,240
			5,008,754
Telecommunication Services — 0.6%
32,129	Other Securities	0.6	1,365,887

Total Common Stock
(Cost $167,122,168)			227,820,531

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (b) — 21.9%
827,993	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	0.4	$827,993
49,384,840	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(c)	21.5	49,384,840

Total Short-Term Investments
(Cost $50,212,833)			50,212,833

Total Investments — 121.1%
(Cost $217,335,001)			278,033,364
Other Assets & Liabilities, Net — (21.1)%			(48,433,432)

NET ASSETS — 100.0%			$229,599,932

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $48,141,410 (Note 6).
(b)	Rate shown in the 7-day effective yield as of December 31, 2015.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $49,384,840. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $391,320 (Note 6).

ADR — American Depository Receipt

Ltd. — Limited

PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of December 31, 2015, all of the Portfolio’s investments were considered Level 1. For the year ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.1%††
Consumer Discretionary — 7.9%
64,311	Ford Motor Co.	0.8	$906,142
53,975	News Corp., Class A	0.7	721,106
10,275	Omnicom Group, Inc.(a)	0.7	777,406
64,813	Staples, Inc.	0.6	613,779
141,549	Other Securities	5.1	5,328,164
			8,346,597
Consumer Staples — 5.6%
7,448	CVS Health Corp.	0.7	728,191
8,660	Kellogg Co.(a)	0.6	625,858
6,945	Philip Morris International, Inc.	0.6	610,535
8,749	Procter & Gamble Co. (The)	0.6	694,758
13,875	Wal-Mart Stores, Inc.	0.8	850,537
42,224	Other Securities	2.3	2,441,089
			5,950,968
Energy — 11.7%
17,115	Apache Corp.	0.7	761,104
35,503	BP PLC ADR(a)	1.1	1,109,824
8,104	Chevron Corp.	0.7	729,036
32,653	Exxon Mobil Corp.	2.4	2,545,301
13,315	Hess Corp.(a)	0.6	645,511
35,810	Royal Dutch Shell PLC ADR, Class A(a)	1.5	1,639,718
19,385	Valero Energy Corp.	1.3	1,370,713
113,612	Other Securities	3.4	3,675,143
			12,476,350
Financials — 34.2%
14,715	Allstate Corp. (The)	0.9	913,654
16,080	American International Group, Inc.	0.9	996,478
11,000	Axis Capital Holdings, Ltd.	0.6	618,420
171,843	Bank of America Corp.	2.7	2,892,118
6,367	Berkshire Hathaway, Inc., Class B†	0.8	840,699
49,612	Citigroup, Inc.	2.4	2,567,421
6,112	Goldman Sachs Group, Inc. (The)	1.0	1,101,566
48,301	JPMorgan Chase & Co.	3.0	3,189,315
62,275	KeyCorp	0.8	821,407
32,400	MetLife, Inc.	1.5	1,562,004
24,225	Morgan Stanley	0.7	770,597
15,854	PNC Financial Services Group, Inc.	1.4	1,511,045
8,985	State Street Corp.	0.6	596,245
40,275	UBS Group AG(a)	0.7	780,127
26,600	Voya Financial, Inc.	0.9	981,806
37,968	Wells Fargo & Co.	2.0	2,063,940
17,450	XL Group PLC, Class A(a)	0.7	683,691
468,419	Other Securities	12.6	13,466,488
			36,357,021
Health Care — 11.1%
9,720	Aetna, Inc.	1.0	1,050,926
5,844	Cigna Corp.	0.8	855,153
17,574	Johnson & Johnson	1.7	1,805,201
17,242	Merck & Co., Inc.	0.9	910,723
60,212	Pfizer, Inc.(a)	1.8	1,943,643
86,460	Other Securities	4.9	5,204,512
			11,770,158
Industrials — 8.3%
12,725	Dover Corp.(a)	0.7	780,170
44,166	General Electric Co.(a)	1.3	1,375,771
9,950	Parker-Hannifin Corp.(a)	0.9	964,951
12,534	Stanley Black & Decker, Inc.(a)	1.2	1,337,754
77,633	Other Securities	4.2	4,359,987
			8,818,633
Information Technology — 12.4%
62,841	Cisco Systems, Inc.(a)	1.6	1,706,447
46,471	Hewlett Packard Enterprise Co.	0.7	706,359
67,551	HP, Inc.	0.7	799,804
42,975	Intel Corp.	1.4	1,480,489
38,988	Microsoft Corp.	2.0	2,163,054
24,850	Oracle Corp.	0.9	907,771
134,875	Other Securities	5.1	5,463,155
			13,227,079
Materials — 2.4%
38,750	Other Securities	2.4	2,520,504

Telecommunication Services — 2.0%
34,623	AT&T, Inc.	1.1	1,191,378
21,253	Other Securities	0.9	937,815
			2,129,193

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
Utilities — 3.5%
93,248	Other Securities	3.5	$3,682,324

Total Common Stock
(Cost $93,886,959)			105,278,827

SHORT-TERM INVESTMENTS (b) — 23.2%
174,295	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	0.2	174,295
24,469,794	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(c)	23.0	24,469,794

Total Short-Term Investments
(Cost $24,644,089)			24,644,089

RIGHTS — 0.0%

Number Of Rights
United States — 0.0%
2,236	Other Securities	0.0	1,189
Total Rights (Cost $—)			1,189

Total Investments — 122.3%
(Cost $118,531,048)			129,924,105
Other Assets & Liabilities, Net — (22.3)%			(23,717,096)

NET ASSETS — 100.0%			$106,207,009

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	Rate shown is the 7-day effective yield as of December 31, 2015.
(b)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $24,291,508 (Note 6).
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $24,469,794. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $664,691 (Note 6).

ADR — American Depositary Receipt

Ltd. — Limited

PLC — Public Limited Company

Amounts designated as “—“ are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of December 31, 2015, all of the Portfolio’s investments were considered Level 1 except for Safeway Contingent Value Rights - PDC and Safeway Contingent Value Rights – Casa Ley which are Level 3. At December 31, 2015, the value of these Level 3 investments was $1,189. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the year ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 98.3%††
Consumer Discretionary — 16.7%
4,660	Asbury Automotive Group, Inc.†	1.2	$314,270
9,130	G-III Apparel Group, Ltd.† (a)	1.5	404,094
5,630	Monro Muffler Brake, Inc.(a)	1.4	372,819
8,845	Popeyes Louisiana Kitchen, Inc.† (a)	1.9	517,432
15,015	Sonic Corp.(a)	1.8	485,135
12,460	Steven Madden, Ltd.† (a)	1.4	376,541
66,612	Other Securities	7.5	2,044,938
			4,515,229
Consumer Staples — 4.8%
3,380	Calavo Growers, Inc.(a)	0.6	165,620
3,390	J&J Snack Foods Corp.(a)	1.5	395,511
3,410	TreeHouse Foods, Inc.†	1.0	267,549
10,424	Other Securities	1.7	460,685
			1,289,365
Energy — 2.8%
19,594	Callon Petroleum Co.† (a)	0.6	163,414
9,890	Matador Resources Co.† (a)	0.7	195,525
6,010	PDC Energy, Inc.† (a)	1.2	320,814
2,195	Other Securities	0.3	65,616
			745,369
Financials — 12.3%
7,160	BancorpSouth, Inc.(a)	0.6	171,768
5,900	MarketAxess Holdings, Inc.(a)	2.4	658,381
7,032	Pinnacle Financial Partners, Inc.(a)	1.3	361,164
15,080	PrivateBancorp, Inc., Class A(a)	2.3	618,582
5,340	South State Corp.(a)	1.4	384,213
47,788	Other Securities	4.3	1,129,529
			3,323,637
Health Care — 26.2%
11,821	Aceto Corp.(a)	1.2	318,931
10,739	Cambrex Corp.† (a)	1.9	505,699
5,995	Cantel Medical Corp.	1.4	372,529
4,150	Eagle Pharmaceuticals, Inc.† (a)	1.4	367,980
6,310	ICON PLC† (a)	1.8	490,287
7,990	Medidata Solutions, Inc.† (a)	1.5	393,827
5,636	Neogen Corp.† (a)	1.2	318,547
8,022	PRA Health Sciences, Inc.† (a)	1.3	363,156
10,669	Prestige Brands Holdings, Inc.† (a)	2.0	549,240
5,030	Providence Service Corp. (The)† (a)	0.9	236,008
7,235	Repligen Corp.† (a)	0.8	204,678
20,821	Supernus Pharmaceuticals, Inc.† (a)	1.0	279,834
21,947	Teligent, Inc.† (a)	0.7	195,328
87,134	Other Securities	9.1	2,482,996
			7,079,040
Industrials — 11.8%
7,210	AAON, Inc.(a)	0.6	167,416
11,340	Advanced Drainage Systems, Inc.(a)	1.0	272,500
4,191	EnerSys, Inc.	0.9	234,403
10,157	Knight Transportation, Inc.(a)	0.9	246,104
4,000	Proto Labs, Inc.† (a)	0.9	254,760
7,770	Saia, Inc.† (a)	0.7	172,883
4,630	Trex Co., Inc.† (a)	0.7	176,125
13,010	WageWorks, Inc.†	2.2	590,264
30,952	Other Securities	3.9	1,087,353
			3,201,808
Information Technology — 21.0%
9,456	Callidus Software, Inc.†	0.6	175,598
8,863	Ellie Mae, Inc.† (a)	2.0	533,818
4,910	LogMeIn, Inc.† (a)	1.2	329,461
2,718	Luxoft Holding, Inc., Class A† (a)	0.8	209,639
11,033	MAXIMUS, Inc.(a)	2.3	620,606
7,070	Qualys, Inc.† (a)	0.9	233,946
20,450	Ruckus Wireless, Inc.†	0.8	219,020
7,290	Silicon Laboratories, Inc.† (a)	1.3	353,857
3,270	SPS Commerce, Inc.† (a)	0.9	229,587
96,233	Other Securities	10.2	2,790,941
			5,696,473
Materials — 0.8%
9,879	Other Securities	0.8	224,443

Telecommunication Services — 1.8%
10,800	Cogent Communications Holdings, Inc.(a)	1.4	374,652

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
8,693	Other Securities	0.4	$121,954
			496,606
Utilities — 0.1%
590	Other Securities	0.1	24,070

Total Common Stock
(Cost $21,771,811)			26,596,040

SHORT-TERM INVESTMENTS (b) — 52.4%
227,408	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	0.9	227,408
13,939,124	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (c)	51.5	13,939,124

Total Short-Term Investments
(Cost $14,166,532)			14,166,532

RIGHT — 0.0%

Number Of Rights
United States — 0.0%
180	Other Securities	0.0	360
Total Right (Cost $—)			360

Total Investments — 150.7%
(Cost $35,938,343)			40,762,932
Other Assets & Liabilities, Net — (50.7)%			(13,706,392)

NET ASSETS — 100.0%			$27,056,540

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $13,573,570 (Note 6).
(b)	Rate shown is the 7-day effective yield as of December 31, 2015.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $13,939,124. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $196,213 (Note 6).

Ltd. — Limited

PLC — Public Limited Company

Amounts designated as “—“ are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of December 31, 2015, all of the Portfolio’s investments were considered Level 1 except for Trius Contingent Value Rights, which was Level 3. At December 31, 2015, the investment was valued at $360. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the year ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 98.0%††
Consumer Discretionary — 11.2%
17,940	Fred's, Inc., Class A(a)	1.0	$293,678
16,101	Hooker Furniture Corp.	1.5	406,389
32,860	Stoneridge, Inc.† (a)	1.7	486,328
21,580	Taylor Morrison Home Corp., Class A† (a)	1.2	345,280
28,100	TRI Pointe Group, Inc.† (a)	1.3	356,027
57,732	Other Securities	4.5	1,240,397
			3,128,099
Consumer Staples — 8.6%
12,140	Aryzta AG ADR	1.1	311,877
5,855	Britvic PLC ADR(a)	0.5	125,562
29,775	Elizabeth Arden, Inc.† (a)	1.1	294,772
8,238	Inter Parfums, Inc.(a)	0.7	196,229
4,950	John B. Sanfilippo & Son, Inc.(a)	0.9	265,017
24,195	Landec Corp.† (a)	1.0	286,227
5,693	TreeHouse Foods, Inc.† (a)	1.6	446,673
13,042	Other Securities	1.7	478,136
			2,404,493
Energy — 1.1%
33,362	Other Securities	1.1	316,957

Financials — 37.0%
10,670	Apollo Residential Mortgage, Inc.‡ (a)	0.5	127,506
27,495	Brandywine Realty Trust‡ (a)	1.3	375,582
18,870	Capital Bank Financial Corp., Class A(a)	2.2	603,463
10,680	Capitol Federal Financial, Inc.(a)	0.5	134,141
30,625	Forestar Group, Inc.† (a)	1.2	335,037
9,955	Heritage Financial Corp.(a)	0.7	187,552
9,985	HomeStreet, Inc.† (a)	0.8	216,774
15,990	Investors Bancorp, Inc.(a)	0.7	198,916
4,425	MB Financial, Inc.(a)	0.5	143,237
12,064	National Penn Bancshares, Inc.(a)	0.5	148,749
9,464	PacWest Bancorp(a)	1.5	407,898
11,505	PrivateBancorp, Inc., Class A(a)	1.7	471,935
21,975	Ramco-Gershenson Properties Trust‡	1.3	365,005
16,578	Western Alliance Bancorp†	2.1	594,487
315,157	Other Securities	21.5	6,055,893
			10,366,175
Health Care — 4.1%
5,285	Analogic Corp.(a)	1.6	436,541
29,074	Other Securities	2.5	701,997
			1,138,538
Industrials — 8.8%
6,325	Albany International Corp., Class A(a)	0.8	231,179
2,320	Curtiss-Wright Corp.	0.6	158,920
6,365	EnerSys, Inc.(a)	1.3	355,994
8,035	GP Strategies Corp.† (a)	0.7	201,759
17,430	Marten Transport, Ltd.(a)	1.1	308,511
2,539	Orbital ATK, Inc.(a)	0.8	226,834
54,352	Other Securities	3.5	994,924
			2,478,121
Information Technology — 15.6%
9,615	Coherent, Inc.† (a)	2.2	626,033
25,725	Entegris, Inc.†	1.2	341,371
1,785	Euronet Worldwide, Inc.† (a)	0.4	129,288
28,565	GSI Group, Inc.† (a)	1.4	389,055
10,575	Integrated Device Technology, Inc.†	1.0	278,651
79,125	Lattice Semiconductor Corp.† (a)	1.8	511,939
62,800	Mitel Networks Corp.† (a)	1.7	482,932
5,630	Tessera Technologies, Inc.	0.6	168,956
72,531	Other Securities	5.3	1,434,201
			4,362,426
Materials — 6.2%
9,825	Boise Cascade Co.† (a)	0.9	250,832
11,410	Louisiana-Pacific Corp.† (a)	0.7	205,494
11,205	Materion Corp.(a)	1.1	313,740
6,059	Neenah Paper, Inc.(a)	1.4	378,264
16,705	PH Glatfelter Co.(a)	1.1	308,040
10,589	Other Securities	1.0	274,918
			1,731,288
Telecommunication Services — 0.3%
16,300	Other Securities	0.3	95,202

Utilities — 5.1%
4,624	Cleco Corp.(a)	0.9	241,419
5,935	Laclede Group, Inc.(a)	1.3	352,598

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
26,173	Other Securities	2.9	$847,793
			1,441,810
Total Common Stock
(Cost $24,789,077)			27,463,109

SHORT-TERM INVESTMENTS (b) — 50.1%
487,637	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	1.7	487,637
13,551,010	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(c)	48.4	13,551,010

Total Short-Term Investments
(Cost $14,038,647)			14,038,647

Total Investments — 148.1%
(Cost $38,827,724)			41,501,756
Other Assets & Liabilities, Net — (48.1)%			(13,488,128)

NET ASSETS — 100.0%			$28,013,628

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
‡	Real Estate Investment Trust
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $13,897,363 (Note 6).
(b)	Rate shown in the 7-day effective yield as of December 31, 2015.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $13,551,010. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,002,947 (Note 6).

ADR — American Depositary Receipt

Ltd. — Limited

PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of December 31, 2015, all of the Portfolio’s investments were considered Level 1. For the year ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.6%
Consumer Discretionary — 13.1%
3,997	Amazon.com, Inc.†	1.2	$2,701,532
21,346	Comcast Corp., Class A	0.5	1,204,555
13,012	Home Depot, Inc. (The)	0.8	1,720,837
10,374	McDonald's Corp.(a)	0.6	1,225,584
14,873	Starbucks Corp.	0.4	892,826
17,745	Walt Disney Co. (The)	0.8	1,864,645
467,040	Other Securities	8.8	19,392,999
			29,002,978
Consumer Staples — 9.3%
19,575	Altria Group, Inc.	0.5	1,139,461
42,115	Coca-Cola Co. (The)	0.8	1,809,260
11,902	CVS Health Corp.	0.5	1,163,659
15,814	PepsiCo, Inc.	0.7	1,580,135
15,625	Philip Morris International, Inc.	0.7	1,373,594
29,116	Procter & Gamble Co. (The)	1.0	2,312,102
10,472	Walgreens Boots Alliance, Inc.	0.4	891,743
17,779	Wal-Mart Stores, Inc.	0.5	1,089,853
164,857	Other Securities	4.2	9,196,304
			20,556,111
Energy — 6.1%
20,271	Chevron Corp.	0.8	1,823,579
44,750	Exxon Mobil Corp.	1.6	3,488,262
13,660	Schlumberger, Ltd.	0.5	952,785
233,977	Other Securities	3.2	7,155,980
			13,420,606
Financials — 18.6%
119,398	Bank of America Corp.	0.9	2,009,468
20,982	Berkshire Hathaway, Inc., Class B†	1.3	2,770,463
34,440	Citigroup, Inc.	0.8	1,782,270
40,209	JPMorgan Chase & Co.	1.2	2,655,000
2,650	Northern Trust Corp.	0.1	191,039
50,292	Wells Fargo & Co.	1.3	2,733,873
767,623	Other Securities	13.0	28,825,555
			40,967,668
Health Care — 13.5%
3,782	Allergan PLC†	0.6	1,181,875
7,187	Amgen, Inc.	0.5	1,166,666
17,775	Bristol-Myers Squibb Co.	0.6	1,222,742
8,658	Celgene Corp.†	0.5	1,036,882
10,377	Eli Lilly & Co.	0.4	874,366
13,692	Gilead Sciences, Inc.	0.6	1,385,493
29,663	Johnson & Johnson	1.4	3,046,983
28,405	Merck & Co., Inc.	0.7	1,500,352
65,512	Pfizer, Inc.	1.0	2,114,727
9,651	UnitedHealth Group, Inc.	0.5	1,135,344
240,699	Other Securities	6.7	15,170,927
			29,836,357
Industrials — 10.8%
6,814	3M Co.	0.5	1,026,461
7,313	Boeing Co. (The)	0.5	1,057,387
107,596	General Electric Co.	1.5	3,351,615
8,807	Honeywell International, Inc.	0.4	912,141
9,697	United Technologies Corp.	0.4	931,591
309,222	Other Securities	7.5	16,514,360
			23,793,555
Information Technology — 19.7%
6,040	Alphabet, Inc., Class C†	2.1	4,583,635
62,139	Apple, Inc.	3.0	6,540,751
55,048	Cisco Systems, Inc.	0.7	1,494,828
23,983	Facebook, Inc., Class A†	1.2	2,510,061
51,068	Intel Corp.	0.8	1,759,293
9,776	International Business Machines Corp.	0.6	1,345,373
10,955	MasterCard, Inc., Class A	0.5	1,066,579
88,462	Microsoft Corp.	2.3	4,907,872
37,730	Oracle Corp.	0.6	1,378,277
17,279	Visa, Inc., Class A(a)	0.6	1,339,986
500,032	Other Securities	7.3	16,412,849
			43,339,504
Materials — 3.0%
157,051	Other Securities	3.0	6,638,330

Telecommunication Services — 2.4%
65,525	AT&T, Inc.(a)	1.0	2,254,715
44,813	Verizon Communications, Inc.	0.9	2,071,257
44,446	Other Securities	0.5	934,880
			5,260,852
Utilities — 3.1%
153,337	Other Securities	3.1	6,755,999

Total Common Stock
(Cost $98,060,162)			219,571,960

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (b) — 13.8%
577,126	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	0.3	$577,126
298,293,980	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(c)	13.5	29,829,398

Total Short-Term Investments
(Cost $30,406,524)			30,406,524

RIGHTS — 0.0%

Number Of Rights
United States — 0.0%
5,650	Other Securities	0.0	5,987
Total Rights (Cost $—)			5,987

Total Investments — 113.4%
(Cost $128,466,686)			249,984,471
Other Assets & Liabilities, Net — (13.4)%			(29,584,624)

NET ASSETS — 100.0%			$220,399,847

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $30,239,547 (Note 6).
(b)	Rate shown is the 7-day effective yield as of December 31, 2015.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $29,829,398. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,445,392 (Note 6).

Ltd. — Limited

PLC — Public Limited Company

Amounts designated as “—“ are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of December 31, 2015, all of the Fund’s investments were considered Level 1, except for Leap Wireless Contingent Value Rights, Orleans Homebuilders, Inc., Safeway Contingent Value Rights – CASA Ley, Safeway Contingent Value Rights – PDC and Trico Marine Services, Inc. which were Level 3. At December 31, 2015, the value of these Level 3 investments was $5,987. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the year ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 96.5%
Australia — 2.9%
29,725	CSL, Ltd.	1.3	$2,266,220
558,547	Other Securities	1.6	3,037,238
			5,303,458
Austria — 0.1%
6,007	Other Securities	0.1	132,527

Belgium — 0.7%
19,390	Other Securities	0.7	1,255,041

Bermuda — 0.9%
37,920	Lazard, Ltd., Class A (d)	0.9	1,706,779

Brazil — 1.0%
219,185	Other Securities	1.0	1,887,474

Canada — 3.6%
860	Canadian Pacific Railway, Ltd*.	0.1	109,841
14,475	Canadian Pacific Railway, Ltd.(a)	1.0	1,847,010
4,500	Constellation Software, Inc.	1.1	1,876,100
73,226	Other Securities	1.4	2,648,042
			6,480,993
China — 2.1%
123,900	Tencent Holdings, Ltd.	1.4	2,425,960
1,653,000	Other Securities	0.7	1,353,665
			3,779,625
Denmark — 6.5%
40,828	Chr Hansen Holding A	1.4	2,553,808
30,185	Coloplast A, Class B	1.3	2,437,051
53,430	Novo Nordisk ADR	1.7	3,103,214
13,500	Novo Nordisk A, Class B	0.5	781,626
46,738	Novozymes A, Class B	1.2	2,237,763
40,518	Other Securities	0.4	668,619
			11,782,081
Finland — 0.4%
41,824	Other Securities	0.4	767,475

France — 5.4%
18,970	Atos SE	0.9	1,592,587
11,189	LVMH Moet Hennessy Louis Vuitton SE	1.0	1,757,468
5,094	Unibail-Rodamco SE‡	0.7	1,293,532
129,844	Other Securities	2.8	5,131,416
			9,775,003
Germany — 3.6%
170,387	Other Securities	3.6	6,476,084

Hong Kong — 1.5%
1,154,100	Other Securities	1.5	2,617,954

Ireland — 2.6%
130,700	Experian PLC	1.3	2,310,059
30,325	ICON PLC†	1.3	2,356,252
			4,666,311
Israel — 0.2%
92,237	Other Securities	0.2	306,701

Italy — 1.1%
214,368	Other Securities	1.1	2,047,804

Japan — 15.5%
23,600	Denso Corp.	0.6	1,127,738
3,600	Keyence Corp.	1.1	1,978,579
54,540	LIXIL Group Corp.	0.7	1,211,317
16,800	Secom Co., Ltd.	0.6	1,138,532
76,600	Seiko Epson Corp.	0.7	1,179,576
26,800	Seven & I Holdings Co., Ltd.	0.7	1,227,026
208,300	Sumitomo Mitsui Financial Group, Inc. ADR	0.9	1,580,997
46,200	Sysmex Corp.	1.6	2,963,484
122,000	Toray Industries, Inc.	0.6	1,133,688
63,400	Unicharm Corp.	0.7	1,294,734
1,189,625	Other Securities	7.3	13,097,479
			27,933,150
Jersey — 0.0%
493	Other Securities	0.0	32,809

Luxembourg — 0.0%
13,485	Other Securities	0.0	56,896

Macau — 0.0%
11,200	Other Securities	0.0	13,012

Mexico — 1.3%
505,000	Wal-Mart de Mexico SAB de CV	0.7	1,274,330

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	December 31, 2015

Shares		Percentage of Net Assets (%)	Value
244,300	Other Securities	0.6	$1,060,635
			2,334,965
Netherlands — 3.2%
566,125	Other Securities	3.2	5,821,627

New Zealand — 0.1%
32,658	Other Securities	0.1	126,260

Norway — 0.2%
25,936	Other Securities	0.2	285,360

Portugal — 0.1%
8,823	Other Securities	0.1	114,809

Russia — 0.9%
77,085	Yandex NV, Class A†	0.7	1,211,776
6,608,830	Other Securities	0.2	372,662
			1,584,438
Singapore — 0.8%
942,700	Other Securities	0.8	1,437,225

South Africa — 1.1%
8,899	Vodacom Group, Ltd.	0.1	87,706
348,306	Other Securities	1.0	1,978,004
			2,065,710
South Korea — 1.2%
54,013	Other Securities	1.2	2,070,117

Spain — 2.2%
239,781	Other Securities	2.2	3,878,904

Sweden — 0.9%
102,893	Other Securities	0.9	1,543,360

Switzerland — 8.9%
49,372	Nestle SA	2.1	3,665,143
11,474	Novartis AG	0.5	986,985
12,500	Novartis AG ADR(a)	0.6	1,075,500
8,445	Roche Holding AG	1.3	2,340,181
992	SGS SA	1.0	1,885,297
4,771	Syngenta AG	1.0	1,867,384
60,034	Other Securities	2.4	4,310,251
			16,130,741

Taiwan — 3.6%
165,195	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(a)	2.1	3,758,186
2,814,564	Other Securities	1.5	2,727,152
			6,485,338
United Kingdom — 13.5%
45,990	ARM Holdings PLC ADR(a)	1.1	2,080,588
8,071	ARM Holdings PLC	0.1	123,019
33,162	AstraZeneca PLC	1.3	2,240,019
120,875	Compass Group PLC	1.2	2,094,561
82,148	National Grid PLC	0.6	1,132,958
33,727	Reckitt Benckiser Group PLC	1.7	3,120,655
30,220	Royal Dutch Shell PLC ADR, Class A	0.8	1,383,774
120,663	Sky PLC	1.1	1,978,010
31,500	Smith & Nephew PLC ADR(a)	0.6	1,121,400
3,279	Vodafone Group PLC	0.0	10,633
51,576	WPP PLC	0.7	1,186,347
1,248,783	Other Securities	4.3	7,917,461
			24,389,425
United States — 10.4%
25,150	ACE, Ltd.(a)	1.6	2,938,778
20,125	Core Laboratories NV(a)	1.2	2,188,393
49,565	Ctrip.com International, Ltd. ADR† (a)	1.3	2,296,346
22,150	HDFC Bank, Ltd. ADR(a)	0.7	1,364,440
37,900	Markit, Ltd.† (a)	0.6	1,143,443
12,650	Perrigo Co. PLC(a)	1.0	1,830,455
47,040	Sensata Technologies Holding NV† (a)	1.2	2,166,662
51,145	Vodafone Group PLC ADR(a)	0.9	1,649,938
277,755	Other Securities	1.9	3,186,366
			18,764,821
Total Common Stock
(Cost $173,796,043)			174,054,277

SHORT-TERM INVESTMENTS (b) — 19.7%
3,817,340	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	2.1	3,817,340
31,675,900	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (c)	17.6	31,675,900

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	December 31, 2015

Shares		Percentage of Net Assets (%)	Value

Total Short-Term Investments
(Cost $35,493,240)			$35,493,240

EXCHANGE TRADED FUNDS — 0.6%
United States — 0.6%
33,018	iShares MSCI India ETF(a)	0.5	909,316
5,173	Vanguard FTSE All-World ex-US ETF(a)	0.1	224,560

Total Exchange Traded Funds (Cost $1,238,009)			1,133,876

PREFERRED STOCK — 0.2%
Brazil — 0.0%
17,580	Other Securities	0.0	89,740

Germany — 0.0%
565	Other Securities	0.0	30,407

Russia — 0.1%
39	Other Securities	0.1	103,570

South Korea — 0.1%
196	Other Securities	0.1	181,180

Total Preferred Stock
(Cost $501,245)			404,897

RIGHTS — 0.0%

Number Of Rights
Singapore — 0.0%
5,149	Other Securities	0.0	225
Total Rights (Cost $—)			225

Total Investments — 117.0%
(Cost $211,028,537)			211,086,515
Other Assets & Liabilities, Net — (17.0)%			(30,711,850)

NET ASSETS — 100.0%			$180,374,665

*	Security traded on the Toronto Stock Exchange.
‡	Real Estate Investment Trust.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $32,987,952 (Note 6).
(b)	Rate shown in the 7-day effective yield as of December 31, 2015.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $31,675,900. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,408,489 (Note 6).

(d)	Security considered Master Limited Partnership. At December 31,2015, this security amounted to $1,706,779 or 0.9% of Net Assets.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

Amounts designated as “—“ are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	December 31, 2015

The following is a summary of the levels of inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3^	Total
Common Stock
Australia	$—	$5,303,458	*	$—	$5,303,458
Austria	—	132,527	*	—	132,527
Belgium	—	1,255,041	*	—	1,255,041
Bermuda	1,706,779	—		—	1,706,779
Brazil	1,887,474	—		—	1,887,474
Canada	6,480,993	—		—	6,480,993
China	—	3,701,819	*	77,806	3,779,625
Denmark	3,103,214	8,678,867	*	—	11,782,081
Finland	—	767,475	*	—	767,475
France	—	9,775,003	*	—	9,775,003
Germany	—	6,476,084	*	—	6,476,084
Hong Kong	1,053,371	1,564,583	*	—	2,617,954
Ireland	2,356,252	2,310,059	*	—	4,666,311
Israel	—	306,701	*	—	306,701
Italy	—	2,047,804	*	—	2,047,804
Japan	1,580,997	26,352,153	*	—	27,933,150
Jersey	—	32,809	*	—	32,809
Luxembourg	—	56,896	*	—	56,896
Macau	—	13,012	*	—	13,012
Mexico	2,334,965	—		—	2,334,965
Netherlands	69,437	5,752,190	*	—	5,821,627
New Zealand	—	126,260	*	—	126,260
Norway	—	285,360	*	—	285,360
Portugal	—	114,809	*	—	114,809
Russia	1,211,776	372,662	*	—	1,584,438
Singapore	—	1,437,225	*	—	1,437,225
South Africa	33,621	2,032,089	*	—	2,065,710
South Korea	—	2,070,117	*	—	2,070,117
Spain	—	3,878,904	*	—	3,878,904
Sweden	—	1,543,360	*	—	1,543,360
Switzerland	1,075,500	15,055,241	*	—	16,130,741
Taiwan	3,758,186	2,727,152	*	—	6,485,338
United Kingdom	5,675,134	18,714,291	*	—	24,389,425
United States	18,764,821	—		—	18,764,821
Total Common Stock	51,092,520	122,883,951		77,806	174,054,277
Short-Term Investments	35,493,240	—		—	35,493,240
Exchange Traded Funds	$1,133,876	$—		$—	$1,133,876
Preferred Stock	89,740	315,157	*	—	404,897
Rights	—	225		—	225
Total Investments in Securities	$87,809,376	$123,199,333		$77,806	$211,086,515

^

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*

For the year ended December 31, 2015, the transfers out of Level 1 and into Level 2 were $123,199,108 and the transfers out of Level 2 into Level 1 were $0. The transfers into Level 2 were due to securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a thirdparty vendor (Note 2). For the year ended December 31, 2015, there were transfers in the amount of $77,806 between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

Amounts designated as “—“ are either $0 or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities December 31, 2015

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO		WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities, at value (Note 2)	$278,033,364	*	$129,924,105	*	$40,762,932	*	$41,501,756	*	$249,984,471	*	$211,086,515	*
Foreign currency, at value	—		—		—		—		—		11,021
Cash	—		—		—		—		—		210
Receivable for investment securities sold	1,611,128		1,229,618		402,026		181,389		—		490,659
Dividends and interest receivable	98,896		155,708		6,928		54,582		301,784		206,736
Receivable for Portfolio shares sold	70,004		36,055		14,912		9,634		193,748		257,632
Dividend reclaim receivable	125		938		—		—		1		236,766
Receivable from Adviser (Note 3)	—		—		5,569		6,791		—		—
Prepaid expenses and other assets	16,021		13,674		10,413		10,693		30,220		24,114
Total Assets	279,829,538		131,360,098		41,202,780		41,764,845		250,510,224		212,313,653

LIABILITIES:
Payable upon return on securities loaned (Note 6)	49,384,840		24,469,794		13,939,124		13,551,010		29,829,398		31,675,900
Payable for investment securities purchased	—		—		72,343		14,163		—		—
Cash overdraft	388,697		490,862		82,800		124,260		—		—
Payable for Portfolio shares redeemed	155,714		49,641		6,186		15,266		95,179		5,475
Investment advisory fees payable (Note 3)	149,008		69,246		20,031		20,822		18,843		150,830
Distribution fees payable (Note 4)	23,866		8,438		4,880		4,108		42,822		—
Shareholder Service fees payable (Note 4)	19,684		1,481		741		1,287		20,048		741
Administration fees payable	13,907		6,463		1,650		1,715		13,190		10,757
Directors’ fees payable	7,975		3,709		950		989		7,493		6,132
Chief compliance officer expenses payable	753		347		87		92		705		574
Accrued expenses and other payables	85,162		53,108		17,448		17,505		82,699		88,579
Total Liabilities	50,229,606		25,153,089		14,146,240		13,751,217		30,110,377		31,938,988

NET ASSETS	$229,599,932		$106,207,009		$27,056,540		$28,013,628		$220,399,847		$180,374,665

* Includes Market Value of Securities on Loan	$48,141,410		$24,291,508		$13,573,570		$13,897,363		$30,239,547		$32,987,952

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) December 31, 2015

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
NET ASSETS consist of:
Paid-in capital	$168,326,010	$94,309,224	$22,244,298	$24,593,836	$123,717,822	$197,734,162
Undistributed net investment income (accumulated net investment loss)	(10)	(13)	(3)	34,817	540,069	81,733
Accumulated net realized gain (loss) on investments sold and foreign currency transactions	575,569	504,741	(12,344)	710,943	(25,375,829)	(17,487,475)
Net unrealized appreciation on investments	60,698,363	11,393,057	4,824,589	2,674,032	121,517,785	57,978
Net unrealized depreciation on other assets and liabilities denominated in foreign currencies	—	—	—	—	—	(11,733)

NET ASSETS	$229,599,932	$106,207,009	$27,056,540	$28,013,628	$220,399,847	$180,374,665

Investments in securities, at cost (Note 2)	167,950,161	94,061,254	21,999,219	25,276,714	98,637,288	179,352,637
Cash collateral for securities on loan, at cost	49,384,840	24,469,794	13,939,124	13,551,010	29,829,398	31,675,900
Foreign currency, at cost	—	—	—	—	—	11,039

NET ASSETS:
Investment Class shares	$107,380,741	$52,864,367	$12,642,285	$14,286,807	$159,708,952	$3,437,913
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$122,219,191	$53,342,642	$14,414,255	$13,726,821	$59,064,860	$176,936,752
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$192	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,625,843	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

†	For the Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
N/A — Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) December 31, 2015

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
SHARES OUTSTANDING:
Investment Class shares	2,916,663	2,839,284	558,501	688,917	8,982,638		386,435
Institutional Class shares	3,130,779	2,857,504	599,570	651,131	3,322,813		20,146,724
Qualified Class shares	N/A	N/A	N/A	N/A	12		N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	91,641		N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$36.82	$18.62	$22.64	$20.74	$17.78		$8.90

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$39.04	$18.67	$24.04	$21.08	$17.78		$8.78

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$18.06	*	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$17.74		N/A

*	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.
N/A — Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Year Ended December 31, 2015

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
INVESTMENT INCOME:
Dividends	$2,268,357	$2,598,215	$216,510	$441,203	$4,490,356	$4,564,372
Dividends from investment companies	—	—	—	—	—	22,217
Interest	308	126	—	277	222	—
Income from Security Lending	95,612	43,779	40,758	33,248	89,336	56,386
Foreign taxes withheld	(2,790)	(17,806)	—	(438)	(797)	(455,167)
Total income	2,361,487	2,624,314	257,268	474,290	4,579,117	4,187,808

EXPENSES:
Investment advisory fee (Note 3)	1,786,041	881,233	245,733	260,766	229,712	1,857,591
Distribution (12b-1) fees (Note 4)
Investment Class	269,335	144,097	29,033	39,297	378,827	14,990
Horace Mann Class	N/A	N/A	N/A	N/A	4,675	N/A
Shareholder Service fees (Note 4)
Investment Class	94,282	10,574	7,153	9,771	83,889	13,569
Institutional Class	22,398	585	10	75	38,169	389
Administration and accounting fees (Note 3)	166,697	82,249	20,237	21,475	160,799	130,033
Directors' fees and expenses (Note 3)	37,061	18,253	4,469	4,743	36,119	29,017
Chief compliance officer expenses	1,552	728	189	195	1,463	1,202
Transfer agent fees (Note 3)	107,218	35,387	22,922	26,394	98,809	71,527
Professional fees	74,728	61,449	42,327	42,716	64,234	59,934
Printing fees	53,995	23,156	9,373	9,946	39,140	36,369
Registration and filing fees	51,458	40,511	30,537	31,483	58,544	39,836
Custodian fees (Note 3)	65,947	35,988	10,602	11,388	79,665	111,380
Other	33,565	19,675	8,095	8,212	47,252	52,757
Total expenses	2,764,277	1,353,885	430,680	466,461	1,321,297	2,418,594
Fees waived and/or reimbursed by Investment Adviser (Note 3)	—	—	(48,753)	(52,909)	—	(81,678)
Fees paid indirectly (Note 4)	(4,680)	(12,902)	(1,972)	(2,327)	(1,687)	—
Net expenses	2,759,597	1,340,983	379,955	411,225	1,319,610	2,336,916

Net investment income (loss)	(398,110)	1,283,331	(122,687)	63,065	3,259,507	1,850,892

Amounts designated as “—” are either $0, or have been rounded to $0.
N/A – Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations - (Continued) For the Year Ended December 31, 2015

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gain (loss) from:
Investments	$21,237,633	$6,431,264	$1,568,318	$1,708,145	$12,858,128	$(9,022,347)
Foreign currency transactions	—	—	—	—	—	(39,790)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,083,070)	(13,725,637)	(751,209)	(2,915,605)	(15,900,180)	3,654,592
Other assets and liabilities denominated in foreign currencies	—	—	—	—	—	(4,129)

Net realized and unrealized gain (loss) on investments and foreign currencies	15,154,563	(7,294,373)	817,109	(1,207,460)	(3,042,052)	(5,411,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,756,453	$(6,011,042)	$694,422	$(1,144,395)	$217,455	$(3,560,782)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2015

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
OPERATIONS:
Net investment income (loss)	$(398,110)	$1,283,331	$(122,687)	$63,065	$3,259,507	$1,850,892
Net realized gain (loss) on investments and foreign currency transactions	21,237,633	6,431,264	1,568,318	1,708,145	12,858,128	(9,062,137)
Net change in unrealized appreciation (depreciation) on investments and other assets and liabilities denominated in foreign currencies	(6,083,070)	(13,725,637)	(751,209)	(2,915,605)	(15,900,180)	3,650,463
Net increase (decrease) in net assets resulting from operations	14,756,453	(6,011,042)	694,422	(1,144,395)	217,455	(3,560,782)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	(559,437)	—	(1,177)	(2,187,317)	(8,401)
Institutional Class shares	—	(692,061)	—	(45,631)	(944,890)	(1,748,013)
Qualified Class shares	N/A	N/A	N/A	N/A	(3)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(22,310)	N/A
Net Realized Capital Gains:
Investment Class shares	(11,355,053)	(3,397,914)	(720,384)	(828,980)	—	—
Institutional Class shares	(12,134,652)	(3,309,669)	(766,658)	(762,106)	—	—
Total Distributions to Shareholders	(23,489,705)	(7,959,081)	(1,487,042)	(1,637,894)	(3,154,520)	(1,756,414)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	14,431,823	9,017,150	5,078,365	5,800,048	28,001,013	4,067,254
Shares issued as reinvestment of distributions	11,150,215	3,910,990	712,109	819,947	2,059,887	6,973
Redemption fees (Note 2)	—	—	—	—	—	220
Shares redeemed	(17,010,216)	(14,667,095)	(4,087,152)	(4,997,495)	(72,677,521)	(12,701,044)
Net increase (decrease) in net assets from Investment Class share transactions	8,571,822	(1,738,955)	1,703,322	1,622,500	(42,616,621)	(8,626,597)

Institutional Class shares:
Shares sold	5,361,481	9,153	20,061	154,125	5,224,542	40,029,720
Shares issued as reinvestment of distributions	10,859,881	3,996,628	766,653	807,423	459,540	1,746,693
Redemption fees (Note 2)	—	—	—	—	—	341
Shares redeemed	(24,726,424)	(7,155,243)	(1,522,249)	(1,563,847)	(13,339,955)	(23,877,118)
Net increase (decrease) in net assets from Institutional Class share transactions	(8,505,062)	(3,149,462)	(735,535)	(602,299)	(7,655,873)	17,899,636

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2015

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Continued):
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	2	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	3	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	30,775	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	22,309	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(124,088)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(71,004)	N/A
Net increase (decrease) in net assets from capital stock transactions	66,760	(4,888,417)	967,787	1,020,201	(50,343,495)	9,273,039
Net increase (decrease) in net assets	(8,666,492)	(18,858,540)	175,167	(1,762,088)	(53,280,560)	3,955,843

NET ASSETS:
Beginning of year	238,266,424	125,065,549	26,881,373	29,775,716	273,680,407	176,418,822
End of year	$229,599,932	$106,207,009	$27,056,540	$28,013,628	$220,399,847	$180,374,665
Undistributed net investment income (accumulated net investment loss) at end of year	$(10)	$(13)	$(3)	$34,817	$540,069	$81,733

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2015

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	362,130	438,642	207,103	255,692	1,545,688	450,088
Shares issued as reinvestment of distributions	302,995	208,652	31,233	39,706	114,741	778
Shares redeemed	(431,846)	(713,809)	(166,035)	(224,213)	(4,033,525)	(1,319,953)
Net increase (decrease) in Investment Class shares outstanding	233,279	(66,515)	72,301	71,185	(2,373,096)	(869,087)

Institutional Class shares:
Shares sold	128,974	431	761	6,769	287,221	4,200,644
Shares issued as reinvestment of distributions	278,388	212,174	31,653	38,323	25,615	197,366
Shares redeemed	(588,546)	(344,881)	(58,468)	(68,327)	(740,212)	(2,615,097)
Net increase (decrease) in Institutional Class shares outstanding	(181,184)	(132,276)	(26,054)	(23,235)	(427,376)	1,782,913

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase (decrease) in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	2	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	1,699	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,246	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(6,773)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(3,828)	N/A

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2014

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
OPERATIONS:
Net investment income (loss)	$(1,138,272)	$1,454,381	$(242,375)	$(60,598)	$3,371,001	$1,055,132
Net realized gain (loss) on investments and foreign currency transactions[1]	37,612,925	19,795,935	2,488,960	4,154,913	2,714,435	(6,599,153)
Net change in unrealized appreciation (depreciation) on investments and other assets and liabilities denominated in foreign currencies	(15,391,639)	(5,478,728)	(1,322,416)	(2,249,172)	23,346,934	(5,785,252)
Net increase (decrease) in net assets resulting from operations	21,083,014	15,771,588	924,169	1,845,143	29,432,370	(11,329,273)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	(651,594)	—	—	(2,481,169)	(26,717)
Institutional Class shares	(12,208)	(833,097)	—	—	(949,278)	(1,039,566)
Qualified Class shares	N/A	N/A	N/A	N/A	(3)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(20,294)	N/A
Net Realized Capital Gains:
Investment Class shares	(14,643,447)	(6,065,315)	(1,040,728)	(1,598,464)	—	—
Institutional Class shares	(17,516,210)	(6,025,428)	(1,342,084)	(1,746,140)	—	—
Total Distributions to Shareholders	(32,171,865)	(13,575,434)	(2,382,812)	(3,344,604)	(3,450,744)	(1,066,283)

CAPITAL STOCK TRANSACTIONS (DOLLARS)[2]:
Investment Class shares:
Shares sold	5,921,915	7,924,035	3,606,707	2,374,779	67,507,638	14,389,483
Shares issued as reinvestment of distributions	14,284,315	6,608,197	1,018,961	1,578,890	2,410,271	24,739
Shares redeemed	(23,319,294)	(14,252,531)	(2,171,469)	(2,738,445)	(24,247,283)	(4,803,477)
Net increase (decrease) in net assets from Investment Class share transactions	(3,113,064)	279,701	2,454,199	1,215,224	45,670,626	9,610,745

Institutional Class shares:
Shares sold	59,395,731	46,114,964	10,505,619	10,564,201	8,566,723	189,140,359
Shares issued as reinvestment of distributions	14,806,421	6,848,930	1,342,076	1,745,522	499,120	1,039,565
Shares redeemed	(178,850,572)	(103,724,127)	(19,556,780)	(20,871,705)	(7,502,183)	(59,283,107)
Net increase (decrease) in net assets from Institutional Class share transactions	(104,648,420)	(50,760,233)	(7,709,085)	(8,561,982)	1,563,660	130,896,817

[1]	Includes realized gain/(loss) as a result of in-kind transactions. See Note 10 in Notes to Financial Statements.
[2]	Includes shares sold/shares redeemed as a result of in-kind transactions. See Note 10 in Notes to Financial Statements.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2014

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Continued):
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	2	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	31,450	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	20,294	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(66,118)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(14,374)	N/A
Net increase (decrease) in net assets from capital stock transactions	(107,761,484)	(50,480,532)	(5,254,886)	(7,346,758)	47,219,914	140,507,562
Net increase (decrease) in net assets	(118,850,335)	(48,284,378)	(6,713,529)	(8,846,219)	73,201,540	128,112,006

NET ASSETS:
Beginning of year	357,116,759	173,349,927	33,594,902	38,621,935	200,478,867	48,306,816
End of year	$238,266,424	$125,065,549	$26,881,373	$29,775,716	$273,680,407	$176,418,822
Undistributed net investment income (accumulated net investment loss) end of year	$(6)	$(8)	$(1)	$(7)	$404,516	$(6,930)

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2014

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	141,322	355,455	147,053	98,245	4,049,034	1,508,963
Shares issued as reinvestment of distributions	367,584	308,029	43,808	70,204	132,505	2,719
Shares redeemed	(553,806)	(639,727)	(88,741)	(113,434)	(1,417,005)	(504,565)
Net increase (decrease) in Investment Class shares outstanding	(44,900)	23,757	102,120	55,015	2,764,534	1,007,117

Institutional Class shares:
Shares sold	1,333,936	1,972,639	407,529	425,268	488,663	19,755,735
Shares issued as reinvestment of distributions	362,636	317,755	54,667	76,424	27,454	115,124
Shares redeemed	(4,013,075)	(4,493,655)	(755,317)	(841,471)	(440,459)	(6,266,104)
Net increase (decrease) in Institutional Class shares outstanding	(2,316,503)	(2,203,261)	(293,121)	(339,779)	75,658	13,604,755

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase (decrease) in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	—	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	1,857	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,118	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(3,917)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(942)	N/A

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$38.66	$41.60	$34.70	$31.54	$32.00

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.14)	(0.26)	(0.02)	0.07	(0.09)
Net realized and unrealized gain (loss) on investments	2.53	3.61	10.38	4.24	(0.37)
Total from investment operations	2.39	3.35	10.36	4.31	(0.46)

Less distributions:
From net investment income	0.00	0.00	0.00	(0.07)	0.00
From capital gains	(4.23)	(6.29)	(3.46)	(1.08)	0.00
Total distributions	(4.23)	(6.29)	(3.46)	(1.15)	0.00

Net asset value, end of year	$36.82	$38.66	$41.60	$34.70	$31.54

Total return	6.18%	7.97%	30.22%	13.72%	(1.44)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$107,381	$103,733	$113,495	$100,853	$94,872
Operating expenses including reimbursement/waiver and fees paid indirectly	1.33%	1.38%	1.36%	1.39%	1.41%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.33%[2]	1.38%[2]	1.36%[2]	1.39%[2]	1.41%
Net investment income (loss)	(0.34)%	(0.61)%	(0.05)%	0.20%	(0.27)%
Portfolio turnover rate	104%	62%	136%	71%	104%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.34%, 1.38%, 1.36% and 1.39% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$40.62	$43.28	$35.94	$32.63	$32.99

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	(0.13)	0.10	0.18	0.03
Net realized and unrealized gain (loss) on investments	2.66	3.76	10.77	4.38	(0.39)
Total from investment operations	2.65	3.63	10.87	4.56	(0.36)

Less distributions:
From net investment income	0.00	(0.00)[2]	(0.07)	(0.17)	0.00
From capital gains	(4.23)	(6.29)	(3.46)	(1.08)	0.00
Total distributions	(4.23)	(6.29)	(3.53)	(1.25)	0.00

Net asset value, end of year	$39.04	$40.62	$43.28	$35.94	$32.63

Total return	6.52%	8.32%	30.60%	14.04%	(1.09)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$122,219	$134,534	$243,622	$85,740	$74,201
Operating expenses including reimbursement/waiver and fees paid indirectly	1.01%	1.06%	1.05%	1.11%	1.05%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.01%[3]	1.06%[3]	1.06%[3]	1.11%[3]	1.05%
Net investment income (loss)	(0.02)%	(0.29)%	0.23%	0.50%	0.09%
Portfolio turnover rate	104%	62%	136%	71%	104%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Amount is less than $0.01 per share.

[3]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.02%, 1.06%, 1.05% and 1.11% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$21.19	$21.44	$15.86	$13.82	$14.42

Income (loss) from investment operations:
Net investment income[1]	0.20	0.18	0.16	0.17	0.11
Net realized and unrealized gain (loss) on investments	(1.33)	2.14	5.64	2.03	(0.59)
Total from investment operations	(1.13)	2.32	5.80	2.20	(0.48)

Less distributions:
From net investment income	(0.19)	(0.23)	(0.14)	(0.16)	(0.12)
From capital gains	(1.25)	(2.34)	(0.08)	0.00	0.00
Total distributions	(1.44)	(2.57)	(0.22)	(0.16)	(0.12)

Net asset value, end of year	$18.62	$21.19	$21.44	$15.86	$13.82

Total return	(5.33)%	10.77%	36.54%	15.92%	(3.36)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$52,864	$61,566	$61,800	$44,220	$30,968
Operating expenses including reimbursement/waiver and fees paid indirectly	1.27%	1.29%	1.24%	1.35%	1.39%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.29%[2]	1.30%[2]	1.25%[2]	1.36%[2]	1.39%
Net investment income	0.96%	0.80%	0.87%	1.12%	0.77%
Portfolio turnover rate	55%	57%	101%	97%	140%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.27%, 1.29%, 1.24% and 1.35% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$21.24	$21.48	$15.89	$13.84	$14.44

Income (loss) from investment operations:
Net investment income[1]	0.26	0.24	0.22	0.20	0.16
Net realized and unrealized gain (loss) on investments	(1.33)	2.14	5.63	2.04	(0.58)
Total from investment operations	(1.07)	2.38	5.85	2.24	(0.42)

Less distributions:
From net investment income	(0.25)	(0.28)	(0.18)	(0.19)	(0.18)
From capital gains	(1.25)	(2.34)	(0.08)	0.00	0.00
Total distributions	(1.50)	(2.62)	(0.26)	(0.19)	(0.18)

Net asset value, end of year	$18.67	$21.24	$21.48	$15.89	$13.84

Total return	(5.07)%	11.05%	36.85%	16.18%	(2.95)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$53,343	$63,499	$111,550	$800	$773
Operating expenses including reimbursement/waiver and fees paid indirectly	1.01%	1.00%	0.95%	1.14%	1.00%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.02%[2]	1.01%[2]	0.97%[2]	1.15%[2]	1.16%
Net investment income	1.23%	1.09%	1.13%	1.32%	1.13%
Portfolio turnover rate	55%	57%	101%	97%	140%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.01%, 1.00%, 0.95% and 1.14% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$23.44	$24.95	$18.06	$15.90	$15.95

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.15)	(0.25)	(0.16)	0.09	(0.14)
Net realized and unrealized gain on investments	0.70	1.09	7.59	2.07	0.09 [2]
Total from investment operations	0.55	0.84	7.43	2.16	(0.05)

Less distributions:
From capital gains	(1.35)	(2.35)	(0.54)	0.00	0.00
Total distributions	(1.35)	(2.35)	(0.54)	0.00	0.00

Net asset value, end of year	$22.64	$23.44	$24.95	$18.06	$15.90

Total return	2.29%	3.44%	41.25%	13.58%	(0.31)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$12,642	$11,398	$9,582	$7,225	$6,813
Operating expenses including reimbursement/waiver and fees paid indirectly	1.46%	1.50%	1.47%	1.47%	1.50%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.64%[3]	1.55%[3]	1.62%[3]	1.97%[3]	2.02%
Net investment income (loss)	(0.59)%	(1.00)%	(0.75)%	0.55%	(0.85)%
Portfolio turnover rate	63%	77%	88%	99%	177%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]

The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

[3]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.64%, 1.54%, 1.61% and 1.95% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$24.75	$26.14	$18.89	$16.60	$16.61

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)	(0.18)	(0.15)	0.11	(0.12)
Net realized and unrealized gain on investments	0.71	1.14	7.99	2.18	0.11 [2]
Total from investment operations	0.64	0.96	7.84	2.29	(0.01)

Less distributions:
From net investment income	0.00	0.00	(0.05)	0.00	0.00
From capital gains	(1.35)	(2.35)	(0.54)	0.00	0.00
Total distributions	(1.35)	(2.35)	(0.59)	0.00	0.00

Net asset value, end of year	$24.04	$24.75	$26.14	$18.89	$16.60

Total return	2.53%	3.75%	41.58%	13.80%	(0.06)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$14,414	$15,483	$24,013	$15	$13
Operating expenses including reimbursement/waiver and fees paid indirectly	1.19%	1.20%	1.19%	1.28%	1.23%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.36%[3]	1.24%[3]	1.20%[3]	1.79%[3]	1.69%
Net investment income (loss)	(0.28)%	(0.70)%	(0.54)%	0.60%	(0.68)%
Portfolio turnover rate	63%	77%	88%	99%	177%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]

The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

[3]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.35%, 1.19%, 1.18% and 1.78% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$22.86	$24.33	$17.40	$15.04	$16.34

Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	(0.08)	(0.03)	0.20	0.00
Net realized and unrealized gain (loss) on investments	(0.89)	1.53	7.62	2.38	(1.23)
Total from investment operations	(0.88)	1.45	7.59	2.58	(1.23)

Less distributions:
From net investment income	0.00 [2]	0.00	0.00 [2]	(0.22)	(0.07)
From capital gains	(1.24)	(2.92)	(0.66)	0.00	0.00
Total distributions	(1.24)	(2.92)	(0.66)	(0.22)	(0.07)

Net asset value, end of year	$20.74	$22.86	$24.33	$17.40	$15.04

Total return	(3.83)%	6.17%	43.79%	17.20%	(7.54)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$14,287	$14,120	$13,688	$9,641	$8,795
Operating expenses including reimbursement/waiver and fees paid indirectly	1.49%	1.49%	1.49%	1.49%	1.50%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.67%[3]	1.56%[3]	1.58%[3]	1.84%[3]	1.90%
Net investment income (loss)	0.06%	(0.35)%	(0.13)%	1.24%	(0.02)%
Portfolio turnover rate	49%	53%	60%	68%	118%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Amount is less than $0.01 per share.

[3]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.67%, 1.55%, 1.57% and 1.83% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$23.21	$24.59	$17.58	$15.19	$16.51

Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	(0.02)	0.00	0.22	0.09
Net realized and unrealized gain (loss) on investments	(0.90)	1.56	7.74	2.42	(1.24)
Total from investment operations	(0.82)	1.54	7.74	2.64	(1.15)

Less distributions:
From net investment income	(0.07)	0.00	(0.07)	(0.25)	(0.17)
From capital gains	(1.24)	(2.92)	(0.66)	0.00	0.00
Total distributions	(1.31)	(2.92)	(0.73)	(0.25)	(0.17)

Net asset value, end of year	$21.08	$23.21	$24.59	$17.58	$15.19

Total return	(3.52)%	6.47%	44.16%	17.41%	(6.95)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$13,727	$15,655	$24,934	$54	$82
Operating expenses including reimbursement/waiver and fees paid indirectly	1.18%	1.17%	1.20%	1.31%	0.94%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.36%[2]	1.23%[2]	1.19%[2]	1.66%[2]	1.64%
Net investment income (loss)	0.36%	(0.07)%	(0.01)%	1.33%	0.53%
Portfolio turnover rate	49%	53%	60%	68%	118%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.35%, 1.21%, 1.18% and 1.65% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$18.01	$16.22	$12.43	$10.93	$11.05

Income (loss) from investment operations:
Net investment income[1]	0.24	0.23	0.19	0.19	0.14
Net realized and unrealized gain (loss) on investments	(0.22)	1.78	3.80	1.49	(0.12)
Total from investment operations	0.02	2.01	3.99	1.68	0.02

Less distributions:
From net investment income	(0.25)	(0.22)	(0.20)	(0.18)	(0.14)
Total distributions	(0.25)	(0.22)	(0.20)	(0.18)	(0.14)

Net asset value, end of year	$17.78	$18.01	$16.22	$12.43	$10.93

Total return	0.08%	12.38%	32.10%	15.36%	0.21%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$159,709	$204,465	$139,354	$107,888	$99,545
Operating expenses including reimbursement/fees paid indirectly	0.64%	0.65%	0.68%	0.70%	0.74%
Operating expenses excluding reimbursement/fees paid indirectly	0.64%[2]	0.65%	0.68%	0.70%	0.74%
Net investment income	1.35%	1.32%	1.33%	1.61%	1.22%
Portfolio turnover rate	6%	3%	2%	2%	9%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.64%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$18.00	$16.21	$12.41	$10.92	$11.04

Income (loss) from investment operations:
Net investment income[1]	0.29	0.26	0.22	0.22	0.16
Net realized and unrealized gain (loss) on investments	(0.22)	1.79	3.81	1.47	(0.11)
Total from investment operations	0.07	2.05	4.03	1.69	0.05

Less distributions:
From net investment income	(0.29)	(0.26)	(0.23)	(0.20)	(0.17)
Total distributions	(0.29)	(0.26)	(0.23)	(0.20)	(0.17)

Net asset value, end of year	$17.78	$18.00	$16.21	$12.41	$10.92

Total return	0.36%	12.60%	32.48%	15.54%	0.43%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$59,065	$67,500	$59,565	$50,633	$50,252
Operating expenses including reimbursement/fees paid indirectly	0.41%	0.44%	0.46%	0.47%	0.53%
Operating expenses excluding reimbursement/fees paid indirectly	0.41%[2]	0.44%	0.46%	0.47%	0.53%
Net investment income	1.59%	1.53%	1.55%	1.84%	1.43%
Portfolio turnover rate	6%	3%	2%	2%	9%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.41%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Qualified Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$18.29	$16.46 [3]	$12.59 [3]	$11.09	$11.03

Income (loss) from investment operations:
Net investment income[1]	0.30	0.27 [3]	0.23 [3]	0.21 [3]	0.14
Net realized and unrealized gain (loss) on investments	(0.23)	1.83	3.88	1.50	(0.08)
Total from investment operations	0.07	2.10 [3]	4.11 [3]	1.71 [3]	0.06

Less distributions:
From net investment income	(0.30)	(0.27)	(0.24)	(0.21)	0.00
Total distributions	(0.30)	(0.27)	(0.24)	(0.21)	0.00

Net asset value, end of year	$18.06	$18.29 [3]	$16.46 [3]	$12.59 [3]	$11.09

Total return	0.34%	12.71%[3]	32.67%[3]	15.47%[3]	0.54%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$— [2]	$— [2]	$— [2]	$— [2]	$— [2]
Operating expenses including reimbursement/fees paid indirectly	0.36%	0.36%[3]	0.38%[3]	0.40%[3]	0.65%
Operating expenses excluding reimbursement/fees paid indirectly	0.36%	0.36%[3]	0.38%[3]	0.40%[3]	0.65%
Net investment income	1.59%	1.52%[3]	1.54%[3]	1.76%[3]	1.21%
Portfolio turnover rate	6%	3%	2%	2%	9%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Amounts designated as "—" have been rounded to $0.

[3]	Amounts have been revised to reflect estimation of expenses based on Institutional Class shares due to low asset levels in the Qualified Class shares.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Horace Mann Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$17.97	$16.18	$12.40	$10.91	$11.02

Income (loss) from investment operations:
Net investment income[1]	0.25	0.22	0.19	0.19	0.13
Net realized and unrealized gain (loss) on investments	(0.23)	1.79	3.79	1.48	(0.10)
Total from investment operations	0.02	2.01	3.98	1.67	0.03

Less distributions:
From net investment income	(0.25)	(0.22)	(0.20)	(0.18)	(0.14)
Total distributions	(0.25)	(0.22)	(0.20)	(0.18)	(0.14)

Net asset value, end of year	$17.74	$17.97	$16.18	$12.40	$10.91

Total return	0.08%	12.38%	32.07%	15.31%	0.25%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$1,626	$1,715	$1,560	$1,243	$1,108
Operating expenses including reimbursement/fees paid indirectly	0.63%	0.67%	0.70%	0.69%	0.78%
Operating expenses excluding reimbursement/fees paid indirectly	0.63%[2]	0.67%	0.70%	0.69%	0.78%
Net investment income	1.37%	1.30%	1.31%	1.62%	1.17%
Portfolio turnover rate	6%	3%	2%	2%	9%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.63%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$9.06	$9.70	$8.34	$7.63	$8.09
Income (loss) from investment operations:
Net investment income[1]	0.09	0.09	0.03	0.06	0.00 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.23)	(0.71)	1.54	0.96	(0.19)
Total from investment operations	(0.14)	(0.62)	1.57	1.02	(0.19)
Less distributions:
From net investment income	(0.02)	(0.02)	0.00	(0.09)	(0.06)
From capital gains	0.00	0.00	(0.21)	(0.22)	(0.21)
Redemption fee (Note 2)	0.00 [2]	—	—	—	—
Total distributions	(0.02)	(0.02)	(0.21)	(0.31)	(0.27)
Net asset value, end of year	$8.90	$9.06	$9.70	$8.34	$7.63
Total return	(1.55)%	(6.38)%	18.95%	13.36%	(2.28)%
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$3,438	$11,371	$2,410	$74,999	$80,004
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly[4]	1.50%	1.50%	1.85%[3]	2.24%[3]	2.27%[3]
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver and fees paid indirectly[4]	1.75%	1.71%	1.93%[5]	2.29%[5]	2.33%
Net investment income	0.99%	0.97%	0.38%	0.77%	0.06%
Portfolio turnover rate	84%	176%	368%	45%	134%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Amount is less than $0.01 per share.

[3]

The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.50% for 2013, 2012, 2011 and 2010, respectively.

[4]	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.

[5]

The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.71%, 1.93% and 2.28% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of year	$8.99	$9.64	$8.38	$7.67	$8.14
Income (loss) from investment operations:
Net investment income[1]	0.09	0.09	0.08	0.09	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.21)	(0.68)	1.51	0.95	(0.20)
Total from investment operations	(0.12)	(0.59)	1.59	1.04	(0.18)
Less distributions:
From net investment income	(0.09)	(0.06)	(0.12)	(0.11)	(0.08)
From capital gains	0.00	0.00	(0.21)	(0.22)	(0.21)
Redemption fee (Note 2)	0.00 [2]	—	—	—	—
Total distributions	(0.09)	(0.06)	(0.33)	(0.33)	(0.29)
Net asset value, end of year	$8.78	$8.99	$9.64	$8.38	$7.67
Total return	(1.37)%	(6.16)%	19.10%	13.63%	(2.11)%
Ratios to average net assets/supplemental data[2]:
Net assets, end of year (in 000’s)	$176,937	$165,048	$45,897	$99,106	$93,132
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly[3]	1.25%	1.25%	1.61%[2]	1.99%[2]	2.02%[2]
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/ waiver and fees paid indirectly[3]	1.29%	1.31%	1.87%[4]	2.01%[4]	2.05%
Net investment income	1.00%	0.96%	0.88%	1.03%	0.32%
Portfolio turnover rate	84%	176%	368%	45%	134%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]

The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.25% for 2013, 2012, 2011 and 2010, respectively.

[3]	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.

[4]

The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.31%, 1.87% and 2.00% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements December 31, 2015

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund (each a “Portfolio” and collectively the “Portfolios”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – Each Portfolio is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Portfolio follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the most recent bid quotation is used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

The Wilshire International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor daily. Interactive Data provides a fair value for foreign securities in the Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data. These factors are used to value the Wilshire International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Wilshire International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

●

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended December 31, 2015, there have been no significant changes to the Portfolios’ fair value methodologies.

Fair value measurement classifications are summarized in each Portfolio’s Condensed Schedule of Investments, as applicable.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Foreign currency transactions – The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

●	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

●	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Expense policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Master Limited Partnerships – The Portfolios may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Redemption fees – The Wilshire International Equity Fund charges a redemption fee of 1% on redemption of capital shares held for sixty days or less, subject to certain exceptions. For the year ended December 31, 2015, the Wilshire International Equity Fund charged $561 in redemption fees.

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and the Adviser, Wilshire charges annual fees of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for the Large Company Growth Portfolio and Large Company Value Portfolio, 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for the Small Company Growth Portfolio and Small Company Value Portfolio, 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for the Wilshire 5000 IndexSM Fund and 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for the Wilshire International Equity Fund. Wilshire has entered into contractual expense limitation agreements with the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund to waive a portion of its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2016. Wilshire may recoup the amount of any management fee waived or expenses reimbursed within three years after the year in which Wilshire waived fees or reimbursed the expenses if the recoupment does not exceed the expense limitation that was in place at the time of the waiver/expense reimbursement. At December 31, 2015, the amounts of waivers/reimbursements subject to recoupment for Wilshire Small Company Growth Portfolio were $48,753 expiring in 2018 and $16,159 expiring in 2017. At December 31, 2015, the amounts of waivers/reimbursements subject to recoupment for Wilshire Small Company Value Portfolio were $52,909 expiring in 2018 and $17,655 expiring in 2017. At December 31, 2015, the amounts of waivers/reimbursements subject to recoupment for Wilshire International Equity Fund were $81,678 expiring in 2018, $78,351 expiring in 2017 and $152,161, expiring in 2016.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

For the year ended December 31, 2015, Wilshire waived advisory fees or reimbursed expenses as follows:

Portfolio	Fees Waived/ Reimbursed	Fees Recouped
Small Company Growth Portfolio	$48,753	N/A
Small Company Value Portfolio	52,909	N/A
Wilshire International Equity Fund	81,678	N/A

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, LLC (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), Cambiar Investors, LLC (“Cambiar”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and WCM Investment Management (“WCM”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Loomis Sayles and Victory each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. L.A. Capital, Cambiar and WCM each manage a portion of the Wilshire International Equity Fund.

The Sub-Advisers are subject to Wilshire oversight. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008, as amended. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. The Northern Trust Company (“NTC”) serves as the Company’s custodian for all Portfolios. SEI Investments Distribution Co. serves as the Company’s distributor.

Officers’ and Directors’ Expenses – Certain officers of the Company are affiliated with and receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and the Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $18,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $8,000 and a Committee telephonic meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain services provided by securities dealers or other financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

year ended December 31, 2015, the distribution and service fee expenses incurred for the Investment Class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity was 0.25% of the respective average net assets of each Portfolio.

For the year ended December 31, 2015, the distribution and services fee expenses incurred for Investment Class Shares of the Small Company Growth Portfolio was 0.22% of its average net assets. For the year ended December 31, 2015, there were no distribution and service fee expenses incurred for Qualified Class Shares of the Wilshire 5000 IndexSM Fund.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares. For the year ended December 31, 2015, the shareholder services and distribution fees for the Horace Mann Class Shares were 0.28% of average net assets.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the average net assets of each class. For the year ended December 31, 2015, the net shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.09%	0.02%
Large Company Value Portfolio	0.02%	0.00%
Small Company Growth Portfolio	0.05%	0.00%
Small Company Value Portfolio	0.06%	0.00%
Wilshire 5000 IndexSM Fund	0.05%	0.06%
Wilshire International Equity Fund	0.20%	0.00%

The Directors of the Company have adopted a shareholder services plan with respect to the Qualified Class Shares of the Wilshire 5000 IndexSM Fund which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the year ended December 31, 2015, there were no shareholder service provider fees for the Qualified Class Shares.

Fees paid indirectly – The Company has entered into a brokerage commission recapture program with the Distributor, pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to the Distributor are used to reduce the Portfolios’ expenses. Under such program, the Distributor, as introducing broker, retains a portion of the Portfolios’ commissions.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

Such commissions rebated to the Portfolios for the year ended December 31, 2015 were as follows:

Large Company Growth Portfolio	$4,680
Large Company Value Portfolio	12,902
Small Company Growth Portfolio	1,972
Small Company Value Portfolio	2,327
Wilshire 5000 IndexSM Fund	1,687
Wilshire International Equity Fund	—

For the year ended December 31, 2015, the Distributor retained the following commissions:

Large Company Growth Portfolio	$2,434
Large Company Value Portfolio	5,663
Small Company Growth Portfolio	1,584
Small Company Value Portfolio	2,195
Wilshire 5000 IndexSM Fund	1,416
Wilshire International Equity Fund	—

5. Securities Transactions.

For the year ended December 31, 2015, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, short sales and purchases to cover, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$242,609,721	$264,520,879
Large Company Value Portfolio	63,385,964	72,610,386
Small Company Growth Portfolio	17,611,487	18,388,403
Small Company Value Portfolio	14,343,011	14,529,276
Wilshire 5000 IndexSM Fund	12,811,701	63,153,228
Wilshire International Equity Fund	158,424,648	151,313,559

6. Securities Lending.

The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. NTC, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at December 31, 2015 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. At December 31, 2015, $49,384,840, $24,469,794, $13,939,124, $13,551,010, $29,829,398 and $31,675,900 of this cash equivalent represents the collateral received, net of any fees retained by the securities lending agent for securities on loan in the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and the Wilshire International Equity Fund, respectively. Securities on loan are also collateralized by various U.S. Treasury obligations. At December 31, 2015, $391,320, $664,691, $196,213, $1,002,947, $1,445,392 and $2,408,489 represent the collateral received for securities on loan in the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and the Wilshire International Equity Fund, respectively.

7. Significant Shareholder Activity.

On December 31, 2015, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (3 omnibus shareholders)	75%
Large Company Value Portfolio (2 omnibus shareholder)	85%
Small Company Growth Portfolio (2 omnibus shareholders)	66%
Small Company Value Portfolio (2 omnibus shareholders)	70%
Wilshire 5000 IndexSM Fund (3 omnibus shareholders)	60%
Wilshire International Equity Fund (1 omnibus shareholders)	80%

8. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The federal tax cost, unrealized appreciation and depreciation at December 31, 2015 for each Portfolio are as follows:

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Company Growth Portfolio	$218,016,540	$63,370,441	$(3,353,617)	$60,016,824
Large Company Value Portfolio	119,360,838	17,295,040	(6,731,773)	10,563,267
Small Company Growth Portfolio	35,976,722	5,687,056	(900,846)	4,786,210
Small Company Value Portfolio	38,924,741	4,747,548	(2,170,533)	2,577,015
Wilshire 5000 IndexSM Fund	132,131,371	125,883,933	(8,030,833)	117,853,100
Wilshire International Equity Fund	211,374,095	11,151,607	(11,439,187)	(287,580)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies, investments in Master Limited Partnerships and investment in Grantor Trusts.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC Modernization”), the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2015, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31
Portfolio	2017	2018
Wilshire 5000 IndexSM Fund	$21,728,203	$2,464

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

Losses carried forward under these new provisions are as follows:

Portfolio	Short-Term Loss	Long-Term Loss	Total
Wilshire International Equity Fund	$15,338,079	$1,414,850	$16,752,929

During the year ended December 31, 2015, the Wilshire 5000 IndexSM Fund utilized capital loss carryforwards of $12,161,775, to offset capital gains.

The tax character of distributions declared during the years ended December 31, 2015 and 2014 were as follows:

Portfolio	2015 Ordinary Income	2015 Capital Gains	2015 Return of Capital	2014 Ordinary Income	2014 Capital Gains	2014 Return of Capital
Large Company Growth Portfolio	$73,052	$23,416,653	$—	$10,600,458	$21,571,407	$—
Large Company Value Portfolio	1,572,836	6,386,245	—	6,224,189	7,351,245	—
Small Company Growth Portfolio	—	1,487,042	—	747,668	1,635,144	—
Small Company Value Portfolio	456,140	1,181,754	—	538,712	2,805,892	—
Wilshire 5000 IndexSM Fund	3,154,520	—	—	3,450,744	—	—
Wilshire International Equity Fund	1,756,414	—	—	1,062,512	—	3,771

At December 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund
Undistributed ordinary income	$—	$—	$—	$34,826	$559,575	$91,938
Undistributed long-term capital gain	1,257,103	1,334,528	26,034	807,953	—	—
Capital loss carryforwards	—	—	—	—	(21,730,667)	(16,752,929)
Post October losses	—	—	—	—	—	(399,186)
Unrealized appreciation (depreciation)	60,016,824	10,563,267	4,786,210	2,577,015	117,853,098	(299,313)
Other temporary differences	(5)	(10)	(2)	(2)	19	(7)
Total distributable earnings/ (accumulated losses)	$61,273,922	$11,897,785	$4,812,242	$3,419,792	$96,682,025	$(17,359,497)

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

9. Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications primarily include investments in real estate investment trusts, sales of passive foreign investment companies, investments in Master Limited Partnerships, investment in Grantor Trusts, net operating losses and reclass of distribution. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2015, the reclassifications were as follows:

Portfolio	Increase (Decrease) Paid in Capital	Increase (Decrease) Undistributed Investment Income	Increase (Decrease) Net Realized Capital Gains (Losses)
Large Company Growth Portfolio	$(392,934)	$398,106	$(5,172)
Large Company Value Portfolio	—	(31,838)	31,838
Small Company Growth Portfolio	(121,963)	122,685	(722)
Small Company Value Portfolio	—	18,567	(18,567)
Wilshire 5000 IndexSM Fund	(13)	30,566	(30,553)
Wilshire International Equity Fund	(207)	(5,815)	6,022

10. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Risks.

Foreign security risk – The Wilshire International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

12. Contingencies.

The Wilshire 5000 IndexSM Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2015

to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws, respectively. On September 2013, the District Court dismissed the 2012 lawsuit and this decision is on appeal to the Second Circuit Court of Appeals. The 2010 lawsuit continues in the District Court. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

13. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Wilshire Mutual Funds, Inc. Report of Independent Registered Public Accounting Firm

To the Board of Directors of Wilshire Mutual Funds, Inc. and the Shareholders of
Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio,
Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire International Equity Fund:

In our opinion, the accompanying statements of assets and liabilities, including the condensed schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire International Equity Fund (six portfolios/funds constituting the Wilshire Mutual Funds, Inc., hereafter referred to as the “Portfolios”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 26, 2016

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited)

The Board of Directors has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, positions and terms of office, their principal occupations during the past five years, and other directorships held by them. The address of each Director and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR
John C. Hindman, 45	Director	Since 2014	President, Wilshire Associates; formerly, Executive Vice President, Allianz Global Investors of America	10	Wilshire Associates; Wilshire Variable Insurance Trust (4 Funds)
NON-INTERESTED DIRECTORS
Roger A. Formisano, 66	Director	Since 2006	Vice President, University Medical Foundation, 2006- Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC	10	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (4 Funds)
Edward Gubman, 64	Director	Since 2011	Founder and Principal, Strategic Talent Solutions	10	Wilshire Variable Insurance Trust (4 Funds)
Suanne K. Luhn, 61	Director	Since 2008	Retired; formerly Chief Compliance Officer, Bahl & Gaynor (investment adviser) (1990 to 2006)	10	Wilshire Variable Insurance Trust (4 Funds)
George J. Zock, 64	Director, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003).	10	Wilshire Variable Insurance Trust (4 Funds), Armed Forces Insurance Exchange

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited) - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years
OFFICERS
Jason Schwarz, 41	President	Since 2012	President, Wilshire Funds Management Group (Since 2005).
Reena S. Lalji, 44	Secretary	Since 2009	Managing Director and General Counsel, Wilshire Associates Incorporated
Benkai Boucy, 45	Chief Compliance Officer	Since 2015

Chief Compliance Officer, Wilshire Associates Incorporated. (Since 2012); Attorney, Benkai Bouey, Attorney at Law (2010-2013); Client Relationship Manager, Horizon Asset Management, Inc. (2008 to 2010)

Michael Wauters, 50	Treasurer	Since 2009	Chief Financial Officer, Wilshire Associates Incorporated (Since 2009)
Nathan R. Palmer, 40	Vice President	Since 2011	Managing Director, Wilshire Associates Incorporated; Senior Investment Management Associate, Convergent Wealth Advisors (2009 to 2010)

(1)

Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 70th birthday. Officers are elected by the board on an annual basis to serve until their successors have been elected and qualified.

The Company’s Statement of Additional Information includes additional information about the Directors of the Company and is available, without charge, upon request, by calling 1-888-200-6796.

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited) - (Continued)

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Mutual Funds, Inc. Tax Information - (Unaudited)

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio	Percentage
Large Company Growth Portfolio	26.12%
Large Company Value Portfolio	90.16%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	62.82%
Wilshire 5000 IndexSM Fund	13.33%
Wilshire International Equity Fund	0.00%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Portfolios listed below designate the following percentages of their income dividends distributed in 2013 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Portfolio	Percentage
Large Company Growth Portfolio	26.12%
Large Company Value Portfolio	90.97%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	62.60%
Wilshire 5000 IndexSM Fund	100.00%
Wilshire International Equity Fund	0.00%

Pursuant to the American Jobs Creation Act of 2004, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Funds listed below designate the following percentages of income distributions as qualified interest income that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	0.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	0.00%
Wilshire 5000 IndexSM Fund	0.00%
Wilshire International Equity Fund	0.00%

Wilshire Mutual Funds, Inc. Tax Information - (Unaudited) (Continued)

Pursuant to the American Jobs Creation Act of 2004, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Funds listed below designate the following percentages of short-term capital gain distributions as qualified short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	100.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	100.00%
Wilshire 5000 IndexSM Fund	0.00%
Wilshire International Equity Fund	0.00%

Wilshire International Equity Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended December 31, 2015, the total amount of foreign tax paid is $406,892.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited)

During the six months ended December 31, 2015, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the renewal for an additional one-year term of the Company’s advisory agreement (the “Advisory Agreement”) with Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) with respect to each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index Fund and Wilshire International Equity Fund (the “Funds”). The Funds also approved new subadvisory agreements between Wilshire and each of the following subadvisers: Cambiar Investors, LLC (“Cambiar”) with respect to the Wilshire International Equity Fund and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Large Company Growth Portfolio and approved the renewal for additional one-year terms of Wilshire’s subadvisory agreements with each of the following subadvisers: Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) with respect to each of the Small Company Value Portfolio, Small Company Growth Portfolio, Large Company Value Portfolio, Large Company Growth Portfolio, Wilshire International Equity Fund and Wilshire 5000 Index Fund, NWQ Investment Management Company, LLC (“NWQ”) with respect to the Small Company Value Portfolio, Pzena Investment Management, LLC (“Pzena”) with respect to the Large Company Value Portfolio, Ranger Investment Management, L.P. (“Ranger”) with respect to the Small Company Growth Portfolio, Systematic Financial Management, L.P. (“Systematic”) with respect to the Large Company Value Portfolio, Victory Capital Management, Inc. (“Victory”) with respect to the Large Company Growth Portfolio, and WCM Investment Management (“WCM”) with respect to the Wilshire International Equity Fund. In the following text, the subadvisers are referred to as “Subadvisers” and the subadvisory agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of the Advisory Agreement and the Subadvisory Agreements. In connection with its deliberations regarding these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed or to be performed by Wilshire and the Subadvisers under the advisory arrangements; with respect to Wilshire, comparative fees and expense ratios; the profits to be realized by Wilshire and the Subadivsers; the extent to which Wilshire and the Subadvisers realize or may realize economies of scale; and whether any fall-out benefits are being or would be realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent legal counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) discussed the renewal of the Advisory Agreement with management and in private sessions with independent legal counsel at which no representatives of Wilshire were present and discussed the approval of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by a vote of the Independent Directors. In deciding to approve the Advisory Agreement and the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Directors, considered the approval of the Subadvisory Agreements with Cambiar and Loomis Sayles at the Board’s July 17, 2015 meeting, the renewal of the existing Subadvisory Agreements pursuant to a process that concluded at the Board’s August 18-19, 2015 meeting and the renewal of the Advisory Agreement pursuant to a process that concluded at the Board’s November 17-18, 2015 meeting, in each case following an extensive process. At the direction of the Independent Directors, independent legal counsel sent memoranda to the Adviser requesting information regarding the existing Subadvisory Agreements and the Advisory Agreement to be provided to the Directors in advance of meetings of the Independent Directors held prior to the Board meetings on August 18-19, 2015 and

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

November 17-18, 2015, respectively. With respect to Cambiar and Loomis Sayles, the Adviser sent a memorandum to each Subadviser requesting information regarding the Subadvisory Agreement to be provided to the Directors in advance of the July 17, 2015 meeting.

In response to the requests for information, the Directors received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of each Fund as provided by Wilshire based upon data gathered from the Morningstar Direct database (“Morningstar”), along with the comparison to its benchmark index; (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized; (v) whether fee levels reflect any economies of scale realized by the Adviser and any sharing of such for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid by other registered investment companies as provided by Wilshire based upon data gathered from Morningstar; and (vii) benefits realized by the Adviser from its relationship with each Fund. The Directors received information from the Adviser regarding the factors underlying its recommendations to approve each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed or would manage describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of the Subadviser in connection with the Fund, and for Cambiar and Loomis Sayles, investment performance for managing investment products similar to the Fund; (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale are or will be realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) where applicable, comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients, and (vii) benefits realized or to be realized by the Subadviser from its relationship with the Fund. At each meeting, the Independent Directors also received a memorandum from independent legal counsel describing their duties in connection with contract approvals, and they were assisted in their review by such counsel.

As a part of its evaluation of the existing Subadvisory Agreements and the Advisory Agreement, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which met on August 28, 2015 and November 17, 2015 to review data on the Subadviser’s performance and the data Wilshire had prepared on performance, respectively. With respect to Wilshire, the Board noted that although it was currently reviewing potential alternative structures and arrangements for providing administrative services for the Funds, it also evaluated the administrative services currently being provided by Wilshire and Wilshire’s ability to continue to provide such services. Based upon its evaluation of all materials provided, the Board concluded that it was in the best interests of each Fund to approve the Advisory Agreement and the Subadvisory Agreements.

Nature, Extent and Quality of Services – Wilshire

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions currently performed by the Adviser. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board determined that the current personnel had the requisite skill sets. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the Funds and that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers, which system appeared to be reasonable. The Board also reviewed the Adviser’s financial condition, and considered the financial support provided by the Adviser to the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund through expense limitation agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund support renewal of the contract.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

The Board reviewed information on the performance of each Fund for the annualized one-, three-, five- and ten-year periods ended September 30, 2015, as applicable, along with performance information of a peer group of funds determined by Wilshire based upon the Morningstar database and in comparison to its benchmark for the same periods.

For the Large Company Growth Portfolio, the Board noted that although the Fund underperformed the median of its peer group and its benchmark for the three-, five- and ten-year periods, the Fund outperformed the median of its peer group for the one-year period, was competitive relative to its benchmark for the one-year period and ranked in the fourth quintile relative to its peers for the five- and ten-year periods (the first quintile being the best performers and the fifth quintile being the worst performers).

For the Large Company Value Portfolio, the Board noted that the Fund underperformed the median of its peer group and benchmark for the one-, five- and ten-year periods but outperformed the median of its peer group for the three-year period, ranked in the third or fourth quintile relative to its peers for the other periods and was competitive relative to its benchmark for the three-year period. The Board took into consideration the Adviser’s explanation for the recent underperformance and the response by the Adviser.

For the Small Company Growth Portfolio, the Board noted that the Fund outperformed the median of its peer group for all periods reviewed, outperformed its benchmark for the one-, three- and five-year periods and was competitive relative to its benchmark for the ten-year period.

For the Small Company Value Portfolio, the Board noted that the Fund outperformed the median of its peer group for the one-, three- and five-year periods, was in the third quintile of its peer group for the ten-year period and outperformed its benchmark for the one-, three- five- and ten-year periods.

For the Wilshire 5000 Index Fund, the Board noted that, although the Fund underperformed its benchmark for the one-, three-, five- and ten-year periods and the Fund’s tracking error to the Wilshire 5000 Index was higher than the median of its peer group, underperformance relative to the benchmark was primarily due to the Fund’s expenses.

For the Wilshire International Equity Fund, the Board noted that the Fund changed its investment mandate from a domestic large cap core fund to an international large cap fund in April 2013 and changed its benchmark to the MSCI ACW-ex U.S. Index at the same time so annualized peer returns and performance relative to the Index are not comparable for the three- and five-year periods. The Board also noted that, although the Wilshire International Equity Fund underperformed the median of its peer group for the one-year period, it was in the third quintile of the peer group and outperformed its benchmark for the same period. The Board took into consideration the Adviser’s explanation for the underperformance relative to the peer group and the response by the Adviser, including recent steps taken by the Adviser designed to improve performance.

Based upon the above performance, the Board determined that it was in the best interests of the Funds to continue the Advisory Agreement.

Advisory Fees

The Board reviewed each Fund’s advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of the peer group of funds. For each Fund other than the Large Company Value Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund, the advisory fee was at or below the median. With respect to each of the Small Company Value Portfolio and the Wilshire International Equity Fund, the Board concluded that the actual advisory fee, which was below the median of its peer group, was competitive. With respect to the Large Company Value Portfolio, the Board concluded that the advisory fee, which was in the fourth quintile of its peer group, was competitive. As to total expenses, the Board noted that total expenses for each Fund are influenced by the small size of the complex. The Board also noted that the Adviser waives advisory fees and reimburses

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

expenses for the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund pursuant to expense imitation agreements. The Board compared contractual fees charged by the Adviser to the Funds with similar investment styles. The Board was advised that there were no other registered investment companies advised by the Adviser with similar investment strategies. The Board concluded that the advisory fee for each Fund was reasonable.

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were not unreasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund’s asset size, each Fund’s expense ratio, the expense limitation agreements in place for the Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire International Equity Fund and whether the investment process produced economies of scale. The Board noted that the advisory fee for all Funds includes a breakpoint. The Board concluded that each Fund’s advisory fee reasonably reflected appropriate recognition of any economies of scale.

Fall-Out Benefits – Wilshire

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of any fall-out benefits.

Nature, Extent and Quality of Services – Subadvisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided or to be provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible, or to be responsible, for the day-to-day management of each Fund, and the resources made available to such personnel. For each existing Subadviser, the Board also considered the Subadviser’s compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser was providing or would provide reasonable services and, for each existing Subadviser, had reasonable compliance policies and procedures in place, and that the Adviser recommended that each Subadvisory Agreement for each Fund be approved.

The Board reviewed information comparing each existing Subadviser’s gross investment performance to a relevant benchmark (except for LA Capital with respect to the Wilshire 5000 Index Fund for which the Subadviser’s net performance was compared to the benchmark). Based upon all relevant factors, the Board determined to approve the Subadvisory Agreement with LA Capital, with respect to the Large Company Growth Portfolio, noting LA Capital’s outperformance for all periods reviewed, which resulted in a conclusion that performance was satisfactory. With respect to Victory’s performance for the Large Company Growth Portfolio, the Board determined to approve the continuation of Victory’s Subadvisory Agreement given outperformance for the one-year period ended June 30, 2015 and the since inspection period (January 31, 2007) to June 30, 2015, although the Board noted Victory’s underperformance for the three- and five-year periods ended June 30, 2015. The Board considered the Adviser’s recommendation for renewal and the Adviser’s commitment to monitor closely Victory’s performance.

With respect to Systematic’s performance for the Large Company Value Portfolio, the Board noted underperformance for the annualized one- and five-year periods ended June 30, 2015, but outperformance for the three-year period ended, quarter ended, year-to-date period ended and since inception (September 30, 2007) period ended June 30, 2015, which resulted in a conclusion that performance was satisfactory. With respect to LA Capital’s performance for the Large

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

Company Value Portfolio, the Fund noted LA Capital’s outperformance for the since inception (April 30, 2013) period ended June 30, 2015, which resulted in a conclusion that performance was satisfactory. The Board also noted that LA Capital’s performance for the one-year period ended was the same as that of the benchmark. The Board noted that Pzena, with respect to the Large Company Value Portfolio, had outperformed for the one-, three- and five-year periods ended June 30, 2015, which resulted in a conclusion that performance was satisfactory.

The Board considered that Ranger, with respect to the Small Company Growth Portfolio, underperformed for the one-year and since inception (April 30, 2013) periods ended June 30, 2015, but noted that Ranger outperformed for the year-to-date period ended June 30, 2015 and determined to approve the Subadvisory Agreement given the Adviser’s commitment to monitor closely Ranger’s performance. With respect to LA Capital’s performance for the Small Company Growth Portfolio and Small Company Value Portfolio, the Board noted LA Capital’s outperformance for the one-, three-, five- and ten-year periods ended June 30, 2015, which resulted in a conclusion that performance was satisfactory. With respect to NWQ’s performance for the Small Company Value Portfolio, the Board noted that outperformance for the one-year and since inception (April 30, 2013) periods ended June 30, 2015 resulted in a conclusion that performance was satisfactory.

With respect to the Wilshire 5000 Index Fund, the Board noted LA Capital’s underperformance for all periods reviewed, but considered that the Adviser is satisfied with the level of services provided and that underperformance was primarily due to Fund expenses.

The Board considered that WCM and LA Capital, with respect to the Wilshire International Equity Fund, outperformed for the one-year period ended June 30, 2015 and WCM outperformed since inception (October 31, 2013), which resulted in a conclusion that performance was satisfactory.

For Cambiar and Loomis Sayles, the Board reviewed information comparing each Subadviser’s gross investment performance for managing investment products similar to the respective Fund to a relevant benchmark. The Board noted that Cambiar outperformed the Wilshire International Equity Fund’s benchmark for the year to date, one-, three- and five-year periods ended May 31, 2015. The Board also noted that, although Loomis Sayles underperformed the Large Company Growth Portfolio’s benchmark for the year to date and one-year periods ended May 31, 2015, Loomis Sayles outperformed the benchmark for the three- and five-year periods ended May 31, 2015.

Subadvisory Fees

The Board considered each Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Funds than were charged to their Other Clients. For the Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

The Board noted that Cambiar reported that it would not charge higher fees to the Adviser for the Wilshire International Equity Fund than were charged to its Other Clients.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were or would be limited due to the size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

Economies of Scale – Subadvisers

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits – Subadvisers

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered each Subadviser’s soft dollar practices. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and each Subadvisory Agreement are fair and reasonable and that the approval of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each Fund.

Wilshire Mutual Funds

Wilshire Associates Incorporated 1299 Ocean Avenue Santa Monica, CA 90401 1-888-200-6796 http://advisor.wilshire.com	WIL-AR-001-0900

Item 2.	Code of Ethics.

(a)
The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)	During the period covered by this report, the code of ethics was amended to address changes in the Registrant’s covered officers.

(d)
The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one “audit committee financial expert” (as defined by Item 3 of Form N-CSR) serving on its audit committee. Mr. Roger A. Formisano, the Registrant’s audit committee financial expert, is “independent,” for purposes of Item 3 of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Directors.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $142,140 for 2014 and $143,520 for 2015.

Audit-Related Fees

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2015.

Tax Fees

(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $25,700 for 2014 and $27,980 for 2015. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2015.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

Pursuant to Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not Applicable

(c)	0%

(d)	Not Applicable

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was (0%) zero percent.

(g)
The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $1,199,361 for 2014 and $1,286,080 for 2015.

(h)
The Registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund are listed below.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	December 31, 2015

Shares		Value

COMMON STOCK — 99.2%††
Consumer Discretionary — 19.6%
17,616	Amazon.com, Inc.†	$11,906,478
350	AutoZone, Inc.†	259,669
1,100	Choice Hotels International, Inc.(a)	55,451
16,726	Comcast Corp., Class A	943,848
1,141	Darden Restaurants, Inc.(a)	72,613
25,900	Delphi Automotive PLC	2,220,407
3,647	Domino's Pizza, Inc.(a)	405,729
14,130	Gentex Corp.(a)	226,221
2,104	Genuine Parts Co.(a)	180,713
840	Hanesbrands, Inc.(a)	24,721
12,119	Home Depot, Inc. (The)	1,602,738
258	John Wiley & Sons, Inc., Class A(a)	11,618
1,680	L Brands, Inc.(a)	160,978
1,910	Lear Corp.	234,606
700	Leggett & Platt, Inc.(a)	29,414
9,575	Liberty Interactive Corp., Class A†	261,589
692	Liberty Ventures, Ser A†	31,216
30,183	Lowe's Cos., Inc.	2,295,115
680	Madison Square Garden Co.†	110,024
4,860	McDonald's Corp.(a)	574,160
100	Mohawk Industries, Inc.†	18,939
2,041	MSG Networks, Inc.†	42,453
2,320	Netflix, Inc.†	265,362
2,180	Newell Rubbermaid, Inc.(a)	96,094
39,308	NIKE, Inc., Class B	2,456,750
334	NVR, Inc.†(a)	548,762
5,096	Omnicom Group, Inc.(a)	385,563
9,725	O'Reilly Automotive, Inc.†	2,464,509
1,950	Priceline Group, Inc.†	2,486,152
1,790	Ross Stores, Inc.	96,320
5,563	Service Corp. International	144,749
3,250	ServiceMaster Global Holdings, Inc.†	127,530
470	Six Flags Entertainment Corp.	25,822
66,075	Starbucks Corp.	3,966,482
7,550	Starz†	252,925
1,280	Target Corp.(a)	92,941
4,016	Time Warner Cable, Inc., Class A	745,330
5,495	TJX Cos., Inc.	389,650
27,675	Tractor Supply Co.	2,366,213
16,395	Ulta Salon Cosmetics & Fragrance, Inc.†	3,033,075
811	Under Armour, Inc., Class A†(a)	65,375
3,302	Visteon Corp.†	378,079
5,279	Walt Disney Co. (The)	554,717
3,560	Wyndham Worldwide Corp.(a)	258,634
30,433	Yum! Brands, Inc.	2,223,131
		45,092,865
Consumer Staples — 12.8%
14,527	Altria Group, Inc.	845,616
1,315	Archer-Daniels-Midland Co.	48,234
2,653	Campbell Soup Co.(a)	139,415
5,000	Church & Dwight Co., Inc.	424,400
750	Clorox Co. (The)(a)	95,123
93,841	Coca-Cola Co. (The)	4,031,409
4,425	Coca-Cola Enterprises, Inc.	217,887
1,660	Colgate-Palmolive Co.	110,589
399	ConAgra Foods, Inc.	16,822
4,050	Constellation Brands, Inc., Class A	576,882
16,770	Costco Wholesale Corp.	2,708,355
4,648	Coty, Inc., Class A(a)	119,128
7,121	CVS Health Corp.	696,220
217,694	Danone SA ADR	2,962,815

Shares		Value
Consumer Staples — (continued)
1,730	Dr. Pepper Snapple Group, Inc.	$161,236
7,630	General Mills, Inc.(a)	439,946
910	Hershey Co. (The)(a)	81,236
1,658	Hormel Foods Corp.(a)	131,115
2,240	Kellogg Co.(a)	161,885
570	Kimberly-Clark Corp.	72,561
825	Kraft Heinz Co.(a)	60,027
25,560	Kroger Co. (The)	1,069,175
46,566	Monster Beverage Corp.†(a)	6,936,472
10,883	PepsiCo, Inc.	1,087,429
3,990	Philip Morris International, Inc.	350,761
36,249	Procter & Gamble Co. (The)	2,878,533
7,680	Reynolds American, Inc.	354,432
36,087	SABMiller PLC ADR	2,162,694
200	Spectrum Brands Holdings, Inc.(a)	20,360
10,965	WhiteWave Foods Co., Class A†(a)	426,648
		29,387,405
Energy — 1.0%
1,246	Marathon Petroleum Corp.	64,593
29,568	Schlumberger, Ltd.	2,062,368
1,690	Tesoro Corp.(a)	178,075
		2,305,036
Financials — 4.8%
9,450	Affiliated Managers Group, Inc.†	1,509,732
7,730	Allied World Assurance Co. Holdings AG	287,479
12,761	American Express Co.	887,527
1,700	Ameriprise Financial, Inc.	180,914
5,453	Aon PLC(a)	502,821
3,210	Brown & Brown, Inc.(a)	103,041
8,518	CBOE Holdings, Inc.	552,818
70,625	Charles Schwab Corp. (The)	2,325,681
4,710	Crown Castle International Corp.(b)	407,179
2,365	Equity Lifestyle Properties, Inc.	157,675
3,595	Erie Indemnity Co., Class A(a)	343,826
2,524	Extra Space Storage, Inc.(b)	222,642
9,999	FactSet Research Systems, Inc.	1,625,537
380	Four Corners Property Trust, Inc.†(a) (b)	9,181
5,511	Greenhill & Co., Inc.(a)	157,670
881	Hanover Insurance Group, Inc. (The)	71,661
1,165	Jones Lang LaSalle, Inc.	186,237
1,629	Lamar Advertising Co., Class A(a) (b)	97,707
1,530	Marsh & McLennan Cos., Inc.	84,838
5,236	McGraw Hill Financial, Inc.	516,165
3,310	Post Properties, Inc.(b)	195,820
804	Public Storage(b)	199,151
836	Simon Property Group, Inc.(b)	162,552
15,090	SLM Corp.†	98,387
3,865	Validus Holdings, Ltd.	178,911
187	Weyerhaeuser Co. (a) (b)	5,606
		11,070,758
Health Care — 16.7%
5,732	Abbott Laboratories	257,424
8,300	AbbVie, Inc.	491,692
4,170	Acadia Healthcare Co., Inc.†(a)	260,458
12,925	Alexion Pharmaceuticals, Inc.†(a)	2,465,444
440	Allergan PLC†	137,500
3,636	AmerisourceBergen Corp., Class A	377,090
19,182	Amgen, Inc.	3,113,814
940	Anthem, Inc.	131,074
257	Baxalta, Inc.	10,031
1,249	Becton Dickinson and Co.	192,459
3,837	Boston Scientific Corp.†	70,754
9,874	Bristol-Myers Squibb Co.	679,232

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	December 31, 2015

Shares		Value
Health Care — (continued)
497	C.R. Bard, Inc.	$94,152
3,723	Cardinal Health, Inc.	332,352
33,678	Celgene Corp.†	4,033,277
33,625	Centene Corp.†(a)	2,212,861
56,099	Cerner Corp.†(a)	3,375,477
2,950	Cigna Corp.	431,673
334	DaVita HealthCare Partners, Inc.†	23,283
640	DexCom, Inc.†	52,416
23,300	Edwards Lifesciences Corp.†	1,840,234
60	Eli Lilly & Co.	5,056
8,494	Express Scripts Holding Co.†	742,461
39,475	Gilead Sciences, Inc.	3,994,475
1,859	HCA Holdings, Inc.†	125,724
9,858	Hologic, Inc.†	381,406
24,175	IDEXX Laboratories, Inc.†(a)	1,762,841
863	Illumina, Inc.†(a)	165,648
1,244	Incyte Corp., Ltd.†(a)	134,912
3,767	Johnson & Johnson	386,946
1,384	McKesson Corp.	272,966
2,010	MEDNAX, Inc.†(a)	144,037
21,238	Merck & Co., Inc.	1,121,791
482	Mettler-Toledo International, Inc.†	163,461
23,822	Novartis AG ADR(a)	2,049,645
49,860	Novo Nordisk ADR(a)	2,895,869
2,144	PerkinElmer, Inc.(a)	114,854
6,545	Premier, Inc., Class A†(a)	230,842
470	Regeneron Pharmaceuticals, Inc.†	255,149
5,040	UnitedHealth Group, Inc.	592,906
200	Universal Health Services, Inc., Class B	23,898
25,148	Varian Medical Systems, Inc.†(a)	2,031,958
2,260	VCA, Inc.†	124,300
1,530	Veeva Systems, Inc., Class A†(a)	44,140
		38,347,982
Industrials — 5.8%
3,947	3M Co.	594,576
4,590	Alaska Air Group, Inc.(a)	369,541
3,215	AO Smith Corp.(a)	246,301
4,286	Boeing Co. (The)	619,713
16,725	Canadian Pacific Railway, Ltd.	2,134,110
1,900	Cintas Corp.	172,995
590	Danaher Corp.	54,799
4,980	Delta Air Lines, Inc.	252,436
800	Equifax, Inc.	89,096
53,909	Expeditors International of Washington, Inc.(a)	2,431,296
5,167	Honeywell International, Inc.	535,146
1,752	JetBlue Airways Corp.†	39,683
3,955	Landstar System, Inc.(a)	231,961
5,172	Lockheed Martin Corp.	1,123,100
1,790	Northrop Grumman Corp.	337,970
13,383	Rollins, Inc.	346,619
590	Snap-on, Inc.	101,144
4,950	Southwest Airlines Co.	213,147
5,795	Spirit AeroSystems Holdings, Inc., Class A†	290,155
3,155	Toro Co. (The)	230,536
860	TransDigm Group, Inc.†	196,467
25,021	United Parcel Service, Inc., Class B	2,407,771
2,450	Verisk Analytics, Inc., Class A†(a)	188,356
635	Waste Management, Inc.	33,890
		13,240,808
Information Technology — 35.7%
3,374	Accenture PLC, Class A(a)	352,583

Shares		Value
Information Technology — (continued)
36,500	Adobe Systems, Inc.†	$3,428,810
41,628	Alibaba Group Holding, Ltd. ADR†(a)	3,383,107
6,196	Alphabet, Inc., Class A†	4,820,550
9,497	Alphabet, Inc., Class C†	7,207,083
6,127	Analog Devices, Inc.	338,946
180	ANSYS, Inc.†	16,650
68,122	Apple, Inc.	7,170,522
36,012	ARM Holdings PLC ADR(a)	1,629,183
39,256	Autodesk, Inc.†(a)	2,391,868
11,721	Automatic Data Processing, Inc.	993,003
450	Avago Technologies, Ltd., Class A(a)	65,317
9,840	Booz Allen Hamilton Holding Corp., Class A	303,564
912	CDK Global, Inc.(a)	43,293
147,937	Cisco Systems, Inc.	4,017,229
2,394	Citrix Systems, Inc.†	181,106
4,470	Computer Sciences Corp.(a)	146,080
4,470	CSRA, Inc.	134,100
1,210	DST Systems, Inc.	138,013
40,620	Electronic Arts, Inc.†	2,791,406
103,304	Facebook, Inc., Class A†(a)	10,811,797
1,587	Fidelity National Information Services, Inc.	96,172
1,720	Fiserv, Inc.†	157,311
830	FleetCor Technologies, Inc.†	118,632
52,000	Fortinet, Inc.†(a)	1,620,840
14,182	Global Payments, Inc.	914,881
200	International Business Machines Corp.	27,524
1,056	Intuit, Inc.	101,904
880	Jack Henry & Associates, Inc.	68,693
9,140	Juniper Networks, Inc.	252,264
1,999	Keysight Technologies, Inc.†	56,632
730	Lam Research Corp.(a)	57,977
7,237	MasterCard, Inc., Class A	704,594
64,911	Microsoft Corp.	3,601,262
3,101	Motorola Solutions, Inc.(a)	212,263
24,653	NXP Semiconductor NV†	2,077,028
96,707	Oracle Corp.	3,532,707
1,140	Palo Alto Networks, Inc.†	200,800
3,940	Paychex, Inc.(a)	208,387
57,934	QUALCOMM, Inc.	2,895,831
22,975	Salesforce.com, Inc.†	1,801,240
930	ServiceNow, Inc.†	80,501
22,410	Skyworks Solutions, Inc.(a)	1,721,760
3,915	Symantec Corp.	82,215
3,880	Texas Instruments, Inc.	212,663
3,620	Total System Services, Inc.(a)	180,276
10,595	Vantiv, Inc., Class A†	502,415
122,880	Visa, Inc., Class A(a)	9,529,344
23,883	Western Union Co. (The)(a)	427,744
18,153	Xerox Corp.	192,966
		82,001,036
Materials — 2.2%
4,598	Air Products & Chemicals, Inc.(a)	598,246
2,910	Ashland, Inc.	298,857
960	Avery Dennison Corp.	60,154
4,492	Ball Corp.(a)	326,703
1,267	Compass Minerals International, Inc.(a)	95,367
149	Crown Holdings, Inc.†	7,554
1,140	LyondellBasell Industries NV, Class A	99,066
1,680	PPG Industries, Inc.	166,018
1,480	Sealed Air Corp.	66,008
10,965	Sherwin-Williams Co. (The)	2,846,514
320	Valspar Corp.(a)	26,544

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	December 31, 2015

Shares		Value
Materials — (continued)
1,284	Vulcan Materials Co.(a)	$121,941
2,970	WR Grace & Co.†	295,782
		5,008,754
Telecommunication Services — 0.6%
10,086	AT&T, Inc.	347,059
22,043	Verizon Communications, Inc.	1,018,828
		1,365,887
Total Common Stock
(Cost $167,122,168)		227,820,531

SHORT-TERM INVESTMENTS (c) — 21.9%
827,993	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	827,993
49,384,840	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(d)	49,384,840

Total Short-Term Investments
(Cost $50,212,833)		50,212,833
Total Investments — 121.1%
(Cost $217,335,001)		278,033,364
Other Assets & Liabilities, Net — (21.1)%		(48,433,432)
NET ASSETS — 100.0%		$229,599,932

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $48,141,410 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of December 31, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $49,384,840. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $391,320 (Note 6).

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
Ser — Series

As of December 31, 2015, all of the Portfolio’s investments were considered Level 1. For the year ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	December 31, 2015

Shares		Value

COMMON STOCK — 99.1%††
Consumer Discretionary — 7.9%
5,775	Burlington Stores, Inc.†	$247,748
4,680	CBS Corp., Class B(a)	220,568
3,150	Choice Hotels International, Inc.(a)	158,791
1,350	Comcast Corp., Class A(a)	76,180
3,120	Darden Restaurants, Inc.(a)	198,557
3,010	Foot Locker, Inc.(a)	195,921
64,311	Ford Motor Co.	906,142
365	Gannett Co., Inc.(a)	5,946
5,222	General Motors Co.	177,600
14,758	Gentex Corp.(a)	236,276
268	Genuine Parts Co.(a)	23,019
18,109	Interpublic Group of Cos., Inc. (The)	421,578
90	John Wiley & Sons, Inc., Class A(a)	4,053
239	Johnson Controls, Inc.	9,438
3,050	Kohl's Corp.(a)	145,272
2,345	Lear Corp.	288,036
2,720	Liberty Media Corp.†	103,578
22,230	MGM Resorts International†(a)	505,065
350	Murphy USA, Inc.†(a)	21,259
4,430	Newell Rubbermaid, Inc.(a)	195,274
53,975	News Corp., Class A	721,106
5,085	News Corp., Class B(a)	70,987
10,275	Omnicom Group, Inc.(a)	777,406
3,940	PVH Corp.	290,181
2,060	Royal Caribbean Cruises, Ltd.(a)	208,493
4,120	ServiceMaster Global Holdings, Inc.†	161,669
9,075	Sony Corp. ADR(a)	223,336
64,813	Staples, Inc.	613,779
1,510	Starz†(a)	50,585
8,022	Target Corp.	582,477
7,335	TEGNA, Inc.(a)	187,189
1,112	Thomson Reuters Corp.(a)	42,089
3,264	Time Warner, Inc.	211,083
20	Visteon Corp.†	2,290
293	Walt Disney Co. (The)	30,788
452	Wyndham Worldwide Corp.(a)	32,838
		8,346,597
Consumer Staples — 5.6%
2,780	Altria Group, Inc.	161,824
1,039	Archer-Daniels-Midland Co.(a)	38,110
2,320	Campbell Soup Co.(a)	121,916
1,460	Clorox Co. (The)(a)	185,171
4,440	Colgate-Palmolive Co.	295,793
4,585	ConAgra Foods, Inc.	193,304
1,128	Constellation Brands, Inc., Class A	160,672
7,448	CVS Health Corp.	728,191
8,660	Kellogg Co.(a)	625,858
286	Kimberly-Clark Corp.	36,408
10,320	Kroger Co. (The)	431,686
7,901	Mondelez International, Inc., Class A	354,281
6,945	Philip Morris International, Inc.	610,535
8,749	Procter & Gamble Co. (The)	694,758
1,180	Reynolds American, Inc.	54,457
4,785	Walgreens Boots Alliance, Inc.	407,467
13,875	Wal-Mart Stores, Inc.	850,537
		5,950,968
Energy — 11.7%
980	Anadarko Petroleum Corp.	47,608
17,115	Apache Corp.	761,104
7,100	Baker Hughes, Inc.	327,665
35,503	BP PLC ADR(a)	1,109,824
6,775	Cenovus Energy, Inc.	85,501

Shares		Value
Energy — (continued)
8,104	Chevron Corp.	$729,036
1,749	ConocoPhillips(a)	81,661
15,700	Devon Energy Corp.	502,400
295	Diamondback Energy, Inc.(a)	19,735
1,120	Ensco PLC, Class A(a)	17,237
32,653	Exxon Mobil Corp.	2,545,301
1,610	Gulfport Energy Corp.†(a)	39,558
13,315	Hess Corp.(a)	645,511
280	HollyFrontier Corp.	11,169
4,476	Marathon Petroleum Corp.	232,036
7,425	Murphy Oil Corp.(a)	166,691
25,215	Nabors Industries, Ltd.	214,580
40	National Oilwell Varco, Inc.	1,339
5,405	Newfield Exploration Co.†	175,987
888	Occidental Petroleum Corp.	60,038
530	PBF Energy, Inc., Class A(a)	19,509
3,329	Phillips 66	272,312
35,810	Royal Dutch Shell PLC ADR, Class A(a)	1,639,718
6,765	Schlumberger, Ltd.	471,859
18,120	Suncor Energy, Inc.(a)	467,496
4,290	Tesoro Corp.(a)	452,037
19,385	Valero Energy Corp.	1,370,713
1,520	WPX Energy, Inc.†(a)	8,725
		12,476,350
Financials — 34.2%
1,755	ACE, Ltd.(a)	205,072
4,260	Alexandria Real Estate Equities, Inc.(b)	384,934
4,028	Allied World Assurance Co. Holdings AG	149,801
14,715	Allstate Corp. (The)	913,654
2,906	American Financial Group, Inc.	209,464
16,080	American International Group, Inc.	996,478
360	American National Insurance Co.	36,817
1,573	Ameriprise Financial, Inc.	167,399
6,170	Annaly Capital Management, Inc.(a)	57,875
1,277	Aon PLC(a)	117,752
9,485	Aspen Insurance Holdings, Ltd.	458,125
5,508	Assurant, Inc.	443,614
12,750	Assured Guaranty, Ltd.	336,982
11,000	Axis Capital Holdings, Ltd.	618,420
171,843	Bank of America Corp.	2,892,118
530	Bank of Hawaii Corp.(a)	33,337
10	Bank of New York Mellon Corp. (The)(a)	412
6,367	Berkshire Hathaway, Inc., Class B†	840,699
180	BlackRock, Inc., Class A	61,294
710	Brown & Brown, Inc.(a)	22,791
5,150	Capital One Financial Corp.	371,727
5,040	CBRE Group, Inc., Class A†	174,283
20,044	Chimera Investment Corp.(a) (b)	273,400
49,612	Citigroup, Inc.	2,567,421
9,650	Citizens Financial Group, Inc.	252,734
8,875	Comerica, Inc.(a)	371,241
3,696	Commerce Bancshares, Inc.(a)	157,228
1,823	Discover Financial Services	97,749
440	Duke Realty Corp.(b)	9,249
17,060	E*Trade Financial Corp.†	505,658
650	East West Bancorp, Inc.(a)	27,014
710	Equity Commonwealth† (b)	19,688
1,618	Equity Lifestyle Properties, Inc.	107,872
370	Erie Indemnity Co., Class A(a)	35,387
196	Everest Re Group, Ltd.	35,886
21,525	Fifth Third Bancorp(a)	432,653
1,080	First Horizon National Corp.(a)	15,682
850	FNF Group	29,469
250	Four Corners Property Trust, Inc.†(a) (b)	6,040
15,975	Franklin Resources, Inc.(a)	588,199

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	December 31, 2015

Shares		Value
Financials — (continued)
7,436	Fulton Financial Corp.	$96,742
30,750	Genworth Financial, Inc., Class A†(a)	114,698
6,112	Goldman Sachs Group, Inc. (The)	1,101,566
1,189	Hanover Insurance Group, Inc. (The)	96,713
6,359	Hartford Financial Services Group, Inc.(a)	276,362
5	Healthcare Trust of America, Inc., Class A(a) (b)	135
40,462	Huntington Bancshares, Inc.	447,510
190	Intercontinental Exchange, Inc.	48,689
5,900	Invesco, Ltd.(a)	197,532
1,559	Jones Lang LaSalle, Inc.	249,222
48,301	JPMorgan Chase & Co.	3,189,315
4,087	Kemper Corp.(a)	152,241
62,275	KeyCorp	821,407
450	Kilroy Realty Corp.(b)	28,476
3,910	Lazard, Ltd., Class A	175,989
4,775	Lincoln National Corp.	239,992
86	Mercury General Corp.(a)	4,005
32,400	MetLife, Inc.	1,562,004
27,432	MFA Financial, Inc. (a) (b)	181,051
24,225	Morgan Stanley	770,597
556	NorthStar Realty Europe Corp.(a) (b)	6,566
1,670	NorthStar Realty Finance Corp.(a) (b)	28,440
14,938	Old Republic International Corp.(a)	278,295
24	PartnerRe, Ltd.	3,354
8,897	People's United Financial, Inc.(a)	143,687
15,854	PNC Financial Services Group, Inc.	1,511,045
7,541	Popular, Inc.	213,712
110	Post Properties, Inc.(b)	6,508
50	Principal Financial Group, Inc.	2,249
3,938	ProAssurance Corp.	191,111
4,050	Progressive Corp. (The)	128,790
710	Prologis, Inc.(b)	30,473
6,855	Prudential Financial, Inc.(a)	558,066
100	Public Storage(b)	24,770
1,850	Regency Centers Corp.(b)	126,022
45,325	Regions Financial Corp.	435,120
3,769	RenaissanceRe Holdings, Ltd.	426,613
2,160	SL Green Realty Corp.(b)	244,037
8,370	SLM Corp.†	54,572
3,020	Starwood Property Trust, Inc.(a) (b)	62,091
8,985	State Street Corp.	596,245
10,780	SunTrust Banks, Inc.	461,815
5,780	Synchrony Financial†	175,770
6,730	Synovus Financial Corp.	217,917
9,580	TCF Financial Corp.	135,270
1,534	Travelers Cos., Inc. (The)(a)	173,127
2,893	U.S. Bancorp	123,444
40,275	UBS Group AG(a)	780,127
317	Urban Edge Properties(b)	7,434
1,790	Validus Holdings, Ltd.	82,859
26,600	Voya Financial, Inc.	981,806
2,609	Weingarten Realty Investors(a) (b)	90,219
37,968	Wells Fargo & Co.	2,063,940
1,329	Weyerhaeuser Co. (a) (b)	39,843
10,050	Willis Group Holdings PLC	488,129
17,450	XL Group PLC, Class A(a)	683,691
		36,357,021
Health Care — 11.1%
10,148	Abbott Laboratories	455,747
5,570	AbbVie, Inc.	329,967
9,720	Aetna, Inc.	1,050,926
450	Agilent Technologies, Inc.	18,815
80	Allergan PLC†	25,000
183	AmerisourceBergen Corp., Class A	18,979
2,950	Amgen, Inc.	478,873

Shares		Value
Health Care — (continued)
2,594	Anthem, Inc.	$361,707
9,850	Baxalta, Inc.	384,446
9,850	Baxter International, Inc.	375,777
9,609	Boston Scientific Corp.†	177,190
2,168	Cardinal Health, Inc.	193,537
2,630	Centene Corp.†(a)	173,080
5,844	Cigna Corp.	855,153
560	DaVita HealthCare Partners, Inc.†	39,038
3,447	Express Scripts Holding Co.†	301,302
3,693	Gilead Sciences, Inc.	373,695
2,500	HCA Holdings, Inc.†	169,075
861	Health Net, Inc.†(a)	58,944
1,375	Hologic, Inc.†(a)	53,199
17,574	Johnson & Johnson	1,805,201
28	McKesson Corp.	5,523
630	MEDNAX, Inc.†(a)	45,146
17,242	Merck & Co., Inc.	910,723
7,675	Mylan NV†(a)	414,987
410	Patterson Cos., Inc.(a)	18,536
159	PerkinElmer, Inc.(a)	8,518
60,212	Pfizer, Inc.(a)	1,943,643
150	Teleflex, Inc.(a)	19,717
6,375	Teva Pharmaceutical Industries, Ltd. ADR	418,455
453	Thermo Fisher Scientific, Inc.	64,258
1,522	UnitedHealth Group, Inc.	179,048
190	Universal Health Services, Inc., Class B	22,703
350	VCA, Inc.†	19,250
		11,770,158
Industrials — 8.3%
930	Alaska Air Group, Inc.	74,874
3,170	Allison Transmission Holdings, Inc.	82,071
9,495	American Airlines Group, Inc.	402,113
140	AO Smith Corp.(a)	10,726
600	Cintas Corp.(a)	54,630
1,403	Danaher Corp.	130,310
12,725	Dover Corp.(a)	780,170
460	Equifax, Inc.	51,230
549	FedEx Corp.	81,796
3,004	General Dynamics Corp.	412,630
44,166	General Electric Co.(a)	1,375,771
151	Huntington Ingalls Industries, Inc.	19,154
79	Ingersoll-Rand PLC	4,368
2,759	L-3 Communications Holdings, Inc., Class 3	329,728
866	Lockheed Martin Corp.	188,052
6,900	Masco Corp.	195,270
2,889	Northrop Grumman Corp.	545,472
9,950	Parker-Hannifin Corp.(a)	964,951
720	Raytheon Co.	89,662
70	Roper Technologies, Inc.	13,285
11,155	Southwest Airlines Co.	480,334
1,690	Spirit AeroSystems Holdings, Inc., Class A†(a)	84,618
12,534	Stanley Black & Decker, Inc.(a)	1,337,754
7,650	Textron, Inc.(a)	321,376
15,540	Trinity Industries, Inc.(a)	373,271
4,985	United Continental Holdings, Inc.†	285,641
10	Vectrus, Inc.†(a)	209
40	Waste Connections, Inc.(a)	2,253
2,378	Waste Management, Inc.	126,914
		8,818,633
Information Technology — 12.4%
6,585	Activision Blizzard, Inc.(a)	254,905
300	ANSYS, Inc.†(a)	27,750
3,230	Apple, Inc.	339,990

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	December 31, 2015

Shares		Value
Information Technology — (continued)
1,320	Arrow Electronics, Inc.†	$71,518
5,997	Booz Allen Hamilton Holding Corp., Class A	185,007
9,446	Brocade Communications Systems, Inc.	86,714
759	CA, Inc.(a)	21,677
62,841	Cisco Systems, Inc.(a)	1,706,447
2,579	Computer Sciences Corp.(a)	84,282
1,469	Corning, Inc.(a)	26,853
2,329	CSRA, Inc.	69,870
759	Diebold, Inc.(a)	22,838
1,709	DST Systems, Inc.	194,929
5,035	eBay, Inc.†	138,362
3,765	Electronic Arts, Inc.†	258,731
1,480	Fidelity National Information Services, Inc.	89,688
6,657	Global Payments, Inc.	429,443
18	Harris Corp.(a)	1,564
46,471	Hewlett Packard Enterprise Co.	706,359
67,551	HP, Inc.	799,804
42,975	Intel Corp.	1,480,489
640	International Business Machines Corp.	88,077
930	Jabil Circuit, Inc.(a)	21,660
4,654	Juniper Networks, Inc.(a)	128,451
225	Keysight Technologies, Inc.†(a)	6,374
5,775	Lam Research Corp.	458,650
1,340	Leidos Holdings, Inc.	75,388
38,988	Microsoft Corp.	2,163,054
1,388	Motorola Solutions, Inc.(a)	95,009
7,338	ON Semiconductor Corp.†(a)	71,912
24,850	Oracle Corp.	907,771
3,350	Paychex, Inc.(a)	177,182
10,346	QUALCOMM, Inc.	517,145
1,550	Seagate Technology PLC	56,823
3,650	Skyworks Solutions, Inc.(a)	280,430
6,425	TE Connectivity, Ltd.	415,119
1,022	Tech Data Corp.†(a)	67,840
1,080	Total System Services, Inc.(a)	53,784
129	Vishay Intertechnology, Inc.(a)	1,555
3,165	Western Digital Corp.(a)	190,058
24,266	Xerox Corp.	257,947
4,165	Xilinx, Inc.	195,630
		13,227,079
Materials — 2.4%
2,378	Air Products & Chemicals, Inc.(a)	309,402
6,595	Albemarle Corp.(a)	369,386
3,200	Ashland, Inc.(a)	328,640
2,460	Avery Dennison Corp.(a)	154,143
1,901	Ball Corp.(a)	138,260
636	Bemis Co., Inc.	28,423
9,975	Dow Chemical Co. (The)(a)	513,513
1,540	Eastman Chemical Co.	103,965
1,600	International Paper Co.	60,320
3,455	LyondellBasell Industries NV, Class A	300,239
3,520	Nucor Corp.(a)	141,856
700	RPM International, Inc.	30,842
100	Vulcan Materials Co.(a)	9,497
680	WestRock Co.	31,022
10	WR Grace & Co.†	996
		2,520,504
Telecommunication Services — 2.0%
34,623	AT&T, Inc.	1,191,378
708	CenturyLink, Inc.	17,813
6,480	Level 3 Communications, Inc.†	352,253
4,010	Telephone & Data Systems, Inc.	103,819
150	United States Cellular Corp.†(a)	6,121

Shares		Value
Telecommunication Services — (continued)
9,905	Verizon Communications, Inc.	$457,809
		2,129,193
Utilities — 3.5%
7	AGL Resources, Inc.	447
5,776	Ameren Corp.(a)	249,697
2,882	American Electric Power Co., Inc.(a)	167,934
3,740	Aqua America, Inc.	111,452
2,898	Atmos Energy Corp.(a)	182,690
4,208	CenterPoint Energy, Inc.	77,259
3,620	Consolidated Edison, Inc.(a)	232,657
2,060	Dominion Resources, Inc.(a)	139,339
2,995	DTE Energy Co.(a)	240,169
1,437	Duke Energy Corp.(a)	102,588
7,295	Edison International	431,937
6,290	Entergy Corp.(a)	429,984
730	Eversource Energy(a)	37,281
15,040	Exelon Corp.(a)	417,661
764	NextEra Energy, Inc.	79,372
930	NiSource, Inc.(a)	18,144
17,315	NRG Energy, Inc.(a)	203,798
1,559	PG&E Corp.	82,923
5,927	Questar Corp.(a)	115,458
6,470	Southern Co. (The)(a)	302,731
100	UGI Corp.	3,376
720	Vectren Corp.	30,542
485	WEC Energy Group, Inc.(a)	24,885
		3,682,324
Total Common Stock
(Cost $93,886,959)		105,278,827

SHORT-TERM INVESTMENTS (c) — 23.2%
174,295	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	174,295
24,469,794	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (d)	24,469,794

Total Short-Term Investments
(Cost $24,644,089)		24,644,089
RIGHTS — 0.0%
United States — 0.0%
1,118	Safeway - PDC†#	54
1,118	Safeway CVR - Casa Ley†#	1,135
Total Rights (Cost $–)		1,189
Total Investments — 122.3%
(Cost $118,531,048)		129,924,105
Other Assets & Liabilities, Net — (22.3)%		(23,717,096)
NET ASSETS — 100.0%		$106,207,009

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
#	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $24,291,508 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of December 31, 2015.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	December 31, 2015

(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $24,469,794. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $664,691 (Note 6).

ADR — American Depositary Receipt
CVR— Contingent Value Rights
Ltd. — Limited
PDC— Property Development Center
PLC— Public Limited Company

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$105,278,827	$—	$—	$105,278,827
Short-Term Investments	24,644,089	—	—	24,644,089
Rights	—	—	1,189	1,189
Total Investments in Securities	$129,922,916	$—	$1,189	$129,924,105

‡
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the year ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	December 31, 2015

Shares		Value

COMMON STOCK — 98.3%††
Consumer Discretionary — 16.7%
100	1-800-Flowers.com, Inc., Class A†(a)	$728
470	American Axle & Manufacturing Holdings, Inc.†(a)	8,902
3,400	American Eagle Outfitters, Inc.(a)	52,700
4,660	Asbury Automotive Group, Inc.†	314,270
70	Big 5 Sporting Goods Corp.(a)	699
1,800	BJ's Restaurants, Inc.†(a)	78,246
685	Bloomin' Brands, Inc.	11,570
220	Blue Nile, Inc.†(a)	8,169
2,360	Boyd Gaming Corp.†(a)	46,893
620	Bravo Brio Restaurant Group, Inc.†(a)	5,580
890	Bright Horizons Family Solutions, Inc.†	59,452
790	Build-A-Bear Workshop, Inc., Class A†(a)	9,670
720	Burlington Stores, Inc.†	30,888
445	Caleres, Inc.	11,935
290	Capella Education Co.	13,404
780	Carriage Services, Inc., Class A(a)	18,798
306	Cheesecake Factory, Inc. (The)(a)	14,110
1,030	Chico's FAS, Inc.(a)	10,990
400	Columbia Sportswear Co.(a)	19,504
919	Cooper Tire & Rubber Co.(a)	34,784
284	Cracker Barrel Old Country Store, Inc.(a)	36,020
1,280	Dave & Buster's Entertainment, Inc.†	53,427
6,825	Denny's Corp.†	67,090
480	DineEquity, Inc.	40,642
3,390	Dorman Products, Inc.†(a)	160,923
2,603	Drew Industries, Inc.(a)	158,497
1,015	Entravision Communications Corp., Class A	7,826
470	EW Scripps Co. (The), Class A(a)	8,930
1,010	Express, Inc.†	17,453
310	Fiesta Restaurant Group, Inc.†(a)	10,416
45	Finish Line, Inc. (The), Class A(a)	814
1,130	Gentherm, Inc.†(a)	53,562
9,130	G-III Apparel Group, Ltd.†(a)	404,094
1,564	Grand Canyon Education, Inc.†(a)	62,747
1,050	Gray Television, Inc.†	17,115
150	Group 1 Automotive, Inc.(a)	11,355
300	Horizon Global Corp.†(a)	3,111
1,670	Installed Building Products, Inc.†(a)	41,466
1,445	Jack in the Box, Inc.(a)	110,846
859	Kirkland's, Inc.(a)	12,455
415	Krispy Kreme Doughnuts, Inc.†(a)	6,254
1,875	La-Z-Boy, Inc., Class Z(a)	45,788
1,160	Liberty Tax, Inc.(a)	27,643
167	Lithia Motors, Inc., Class A(a)	17,814
1,160	M/I Homes, Inc.†(a)	25,427
1,310	Malibu Boats, Inc., Class A†(a)	21,445
760	MarineMax, Inc.†(a)	13,999
70	Marriott Vacations Worldwide Corp.	3,986
5	Monarch Casino & Resort, Inc.†	114
5,630	Monro Muffler Brake, Inc.(a)	372,819
580	Motorcar Parts of America, Inc.†	19,610
420	National CineMedia, Inc.(a)	6,598
1,330	Nautilus, Inc.†(a)	22,237
2,360	New York Times Co. (The), Class A(a)	31,671
770	Nexstar Broadcasting Group, Inc., Class A(a)	45,199
985	Nutrisystem, Inc.(a)	21,315
105	Office Depot, Inc.†(a)	592
516	Papa John's International, Inc.(a)	28,829
1,060	Penn National Gaming, Inc.†(a)	16,981

Shares		Value
Consumer Discretionary — (continued)
2,390	Pinnacle Entertainment, Inc.†(a)	$74,377
610	Pool Corp.(a)	49,276
8,845	Popeyes Louisiana Kitchen, Inc.†(a)	517,432
494	Red Robin Gourmet Burgers, Inc.†(a)	30,499
520	Restoration Hardware Holdings, Inc.†(a)	41,314
2,203	Ruth's Hospitality Group, Inc.(a)	35,072
450	Select Comfort Corp.†	9,635
15,015	Sonic Corp.(a)	485,135
12,460	Steven Madden, Ltd.†(a)	376,541
60	Strayer Education, Inc.†	3,607
110	Sturm Ruger & Co., Inc.(a)	6,557
115	Tenneco, Inc.†(a)	5,280
1,100	Texas Roadhouse, Inc., Class A(a)	39,347
787	Tower International, Inc.(a)	22,484
450	Vail Resorts, Inc.(a)	57,595
100	Weyco Group, Inc.(a)	2,676
		4,515,229
Consumer Staples — 4.8%
1,569	B&G Foods, Inc., Class A(a)	54,946
3,380	Calavo Growers, Inc.(a)	165,620
99	Coca-Cola Bottling Co. Consolidated(a)	18,068
159	Craft Brew Alliance, Inc.†(a)	1,331
210	Dean Foods Co.(a)	3,602
1,245	Farmer Bros Co.†	40,176
3,390	J&J Snack Foods Corp.(a)	395,511
1,067	Lancaster Colony Corp.	123,196
1,520	Landec Corp.†(a)	17,982
10	Lifeway Foods, Inc.†	111
1,520	Medifast, Inc.(a)	46,178
435	Omega Protein Corp.†(a)	9,657
70	PriceSmart, Inc.(a)	5,809
855	Revlon, Inc., Class A†(a)	23,803
594	Sanderson Farms, Inc.(a)	46,047
454	Spectrum Brands Holdings, Inc.(a)	46,217
3,410	TreeHouse Foods, Inc.†	267,549
497	Vector Group, Ltd.(a)	11,724
120	WD-40 Co.(a)	11,838
		1,289,365
Energy — 2.8%
40	Adams Resources & Energy, Inc.(a)	1,536
19,594	Callon Petroleum Co.†(a)	163,414
715	Delek US Holdings, Inc.(a)	17,589
9,890	Matador Resources Co.†(a)	195,525
10	Panhandle Oil and Gas, Inc., Class A(a)	162
6,010	PDC Energy, Inc.†(a)	320,814
170	Synergy Resources Corp.†(a)	1,448
1,260	Western Refining, Inc.(a)	44,881
		745,369
Financials — 12.3%
410	Ambac Financial Group, Inc.†(a)	5,777
80	Associated Capital Group, Inc.†(a)	2,440
7,160	BancorpSouth, Inc.(a)	171,768
2,440	Bank of the Ozarks, Inc.(a)	120,682
130	BNC Bancorp(a)	3,299
4,000	BofI Holding, Inc.†(a)	84,200
510	Cardinal Financial Corp.	11,603
330	CoreSite Realty Corp.(a) (b)	18,717
233	Credit Acceptance Corp.†(a)	49,867
150	Eagle Bancorp, Inc.†	7,571
450	Easterly Government Properties, Inc.(a) (b)	7,731
1,660	Employers Holdings, Inc.(a)	45,318

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	December 31, 2015

Shares		Value
Financials — (continued)
345	Enterprise Financial Services Corp.(a)	$9,781
1,670	Essent Group, Ltd.†(a)	36,556
632	Federated National Holding Co.(a)	18,682
6	FelCor Lodging Trust, Inc.(a) (b)	44
80	GAMCO Investors, Inc., Class A(a)	2,483
85	Hallmark Financial Services, Inc.†(a)	994
720	HCI Group, Inc.(a)	25,092
3,950	Heritage Insurance Holdings, Inc.(a)	86,189
418	Home BancShares, Inc.	16,937
510	HomeStreet, Inc.†	11,072
570	LTC Properties, Inc.(b)	24,590
360	Marcus & Millichap, Inc.†(a)	10,490
5,900	MarketAxess Holdings, Inc.(a)	658,381
2,110	Meridian Bancorp, Inc.(a)	29,751
11,533	MGIC Investment Corp.†(a)	101,837
2,030	Moelis & Co., Class A(a)	59,236
540	National Health Investors, Inc.(a) (b)	32,870
893	PacWest Bancorp	38,488
1,540	Patriot National, Inc.†(a)	10,333
450	PennyMac Financial Services, Inc., Class A†(a)	6,912
7,032	Pinnacle Financial Partners, Inc.(a)	361,164
15,080	PrivateBancorp, Inc., Class A(a)	618,582
10	PS Business Parks, Inc.(a)	874
1,415	Pzena Investment Management, Inc., Class A(a)	12,169
220	Regional Management Corp.†	3,403
5,340	South State Corp.(a)	384,213
310	Sovran Self Storage, Inc.(a)	33,266
400	Texas Capital Bancshares, Inc.†(a)	19,768
70	United Fire Group, Inc.(a)	2,682
610	United Insurance Holdings Corp.(a)	10,431
2,324	Universal Insurance Holdings, Inc.(a)	53,870
924	Urstadt Biddle Properties, Inc., Class A(a) (b)	17,778
2,670	Western Alliance Bancorp†	95,746
		3,323,637
Health Care — 26.2%
10	Abaxis, Inc.	557
690	ABIOMED, Inc.†	62,293
360	Acadia Healthcare Co., Inc.†(a)	22,486
100	ACADIA Pharmaceuticals, Inc.†(a)	3,565
210	Acceleron Pharma, Inc.†(a)	10,240
11,821	Aceto Corp.(a)	318,931
2,400	Acorda Therapeutics, Inc.†(a)	102,672
170	Addus HomeCare Corp.†(a)	3,958
310	Adeptus Health, Inc., Class A†(a)	16,901
1,700	Affymetrix, Inc.†(a)	17,153
1,000	Agenus, Inc.†	4,540
130	Air Methods Corp.†(a)	5,451
540	Alder Biopharmaceuticals, Inc.†(a)	17,836
249	Align Technology, Inc.†(a)	16,397
1,910	AMAG Pharmaceuticals, Inc.†(a)	57,663
670	Amedisys, Inc.†	26,344
1,390	AMN Healthcare Services, Inc.†	43,159
409	Anacor Pharmaceuticals, Inc.†(a)	46,205
860	Anika Therapeutics, Inc.†(a)	32,818
11,080	Array BioPharma, Inc.†(a)	46,758
310	BioCryst Pharmaceuticals, Inc.†(a)	3,199
320	BioSpecifics Technologies Corp.†(a)	13,750
2,820	BioTelemetry, Inc.†(a)	32,938
10	Bluebird Bio, Inc.†(a)	642
10,739	Cambrex Corp.†(a)	505,699
5,995	Cantel Medical Corp.	372,529

Shares		Value
Health Care — (continued)
190	Celldex Therapeutics, Inc.†(a)	$2,979
918	Cepheid, Inc.†(a)	33,534
450	Chemed Corp.(a)	67,410
680	Chimerix, Inc.†(a)	6,086
304	CorVel Corp.†(a)	13,352
740	Cross Country Healthcare, Inc.†	12,129
189	CryoLife, Inc.(a)	2,037
1,820	Cytokinetics, Inc.†(a)	19,037
2,170	Dyax Corp.†(a)	81,635
4,150	Eagle Pharmaceuticals, Inc.†(a)	367,980
2,947	Emergent BioSolutions, Inc.†(a)	117,909
434	FibroGen, Inc.†	13,224
30	Genomic Health, Inc.†	1,056
3,840	Globus Medical, Inc., Class A†(a)	106,829
240	Hanger, Inc.†(a)	3,948
2,829	HealthSouth Corp.(a)	98,477
645	HealthStream, Inc.†(a)	14,190
6,310	ICON PLC†(a)	490,287
630	Impax Laboratories, Inc.†(a)	26,939
388	INC Research Holdings, Inc., Class A†(a)	18,822
420	Infinity Pharmaceuticals, Inc.†(a)	3,297
940	Inogen, Inc.†(a)	37,685
1,165	Insmed, Inc.†(a)	21,145
180	Insulet Corp.†(a)	6,806
260	Insys Therapeutics, Inc.†(a)	7,444
260	Integra LifeSciences Holdings Corp.†(a)	17,623
865	Ionis Pharmaceuticals, Inc.†(a)	53,569
720	Landauer, Inc.(a)	23,702
1,280	Lannett Co., Inc.†(a)	51,354
60	LDR Holding Corp.†(a)	1,506
880	Ligand Pharmaceuticals, Inc., Class B†(a)	95,410
40	LivaNova PLC†(a)	2,375
710	MacroGenics, Inc.†(a)	21,989
120	Magellan Health, Inc.†(a)	7,399
2,380	Masimo Corp.†	98,794
7,990	Medidata Solutions, Inc.†(a)	393,827
600	Molina Healthcare, Inc.†(a)	36,078
1,080	Momenta Pharmaceuticals, Inc.†	16,027
2,134	Natus Medical, Inc.†	102,539
1,300	Nektar Therapeutics†(a)	21,905
5,636	Neogen Corp.†(a)	318,547
990	Neurocrine Biosciences, Inc.†	56,004
3,340	Novavax, Inc.†(a)	28,023
660	NuVasive, Inc.†(a)	35,712
95	NxStage Medical, Inc.†	2,081
361	Omnicell, Inc.†(a)	11,220
120	Ophthotech Corp.†	9,424
834	PAREXEL International Corp.†(a)	56,812
280	Portola Pharmaceuticals, Inc., Class A†(a)	14,406
8,022	PRA Health Sciences, Inc.†(a)	363,156
10,669	Prestige Brands Holdings, Inc.†(a)	549,240
1,850	Progenics Pharmaceuticals, Inc.†(a)	11,340
5,030	Providence Service Corp. (The)†(a)	236,008
50	PTC Therapeutics, Inc.†(a)	1,620
190	Radius Health, Inc.†(a)	11,693
7,235	Repligen Corp.†(a)	204,678
1,010	Retrophin, Inc.†(a)	19,483
1,160	Sangamo BioSciences, Inc.†(a)	10,591
2,013	SciClone Pharmaceuticals, Inc.†	18,520
86	SeaSpine Holdings Corp.†(a)	1,477
4,230	Select Medical Holdings Corp.(a)	50,379
860	Sucampo Pharmaceuticals, Inc., Class A†(a)	14,870
20,821	Supernus Pharmaceuticals, Inc.†(a)	279,834

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	December 31, 2015

Shares		Value
Health Care — (continued)
580	SurModics, Inc.†(a)	$11,757
1,545	Team Health Holdings, Inc.†(a)	67,810
21,947	Teligent, Inc.†(a)	195,328
1,200	U.S. Physical Therapy, Inc.(a)	64,416
100	Ultragenyx Pharmaceutical, Inc.†(a)	11,218
615	Vascular Solutions, Inc.†	21,150
366	WellCare Health Plans, Inc.†	28,625
783	West Pharmaceutical Services, Inc.(a)	47,152
140	Xencor, Inc.†(a)	2,047
280	Zeltiq Aesthetics, Inc.†(a)	7,988
910	Zogenix, Inc.†(a)	13,413
		7,079,040
Industrials — 11.8%
7,210	AAON, Inc.(a)	167,416
11,340	Advanced Drainage Systems, Inc.(a)	272,500
10	Allegiant Travel Co., Class A(a)	1,678
260	Altra Industrial Motion Corp.(a)	6,521
90	American Woodmark Corp.†	7,198
3,175	ARC Document Solutions, Inc.†(a)	14,033
1,675	Argan, Inc.	54,270
165	Casella Waste Systems, Inc., Class A†(a)	987
1,200	Comfort Systems USA, Inc.	34,104
250	Continental Building Products, Inc.†(a)	4,365
130	Cubic Corp.	6,142
520	Deluxe Corp.(a)	28,361
1,095	Douglas Dynamics, Inc.(a)	23,072
490	Dycom Industries, Inc.†	34,280
4,191	EnerSys, Inc.	234,403
448	Exponent, Inc.(a)	22,378
180	G&K Services, Inc., Class A(a)	11,322
567	Gorman-Rupp Co. (The)(a)	15,156
290	Hawaiian Holdings, Inc.†(a)	10,246
1,296	HEICO Corp.(a)	70,451
305	Herman Miller, Inc.	8,753
160	HNI Corp.(a)	5,770
140	Hyster-Yale Materials Handling, Inc.(a)	7,343
2,460	Insperity, Inc.(a)	118,449
1,315	Interface, Inc., Class A	25,169
659	John Bean Technologies Corp.(a)	32,838
560	Kaman Corp.(a)	22,854
10,157	Knight Transportation, Inc.(a)	246,104
1,675	Knoll, Inc.(a)	31,490
2,060	Korn/Ferry International	68,351
470	Lydall, Inc.†(a)	16,675
1,205	Matson, Inc.	51,369
180	Matthews International Corp., Class A(a)	9,621
395	Middleby Corp.†(a)	42,608
180	Moog, Inc., Class A†	10,908
128	Mueller Industries, Inc.	3,469
260	Multi-Color Corp.(a)	15,551
1,140	On Assignment, Inc.†(a)	51,243
130	Park-Ohio Holdings Corp.(a)	4,781
1,635	Patrick Industries, Inc.†(a)	71,123
740	PGT, Inc.†(a)	8,429
390	PowerSecure International, Inc.†	5,869
4,000	Proto Labs, Inc.†(a)	254,760
7,770	Saia, Inc.†(a)	172,883
230	Simpson Manufacturing Co., Inc.	7,855
255	SP Plus Corp.†(a)	6,094
180	Standex International Corp.	14,967
722	Steelcase, Inc., Class A	10,758
170	Teledyne Technologies, Inc.†	15,079
1,107	Tennant Co.	62,280
4,630	Trex Co., Inc.†(a)	176,125

Shares		Value
Industrials — (continued)
190	TrueBlue, Inc.†	$4,894
13,010	WageWorks, Inc.†	590,264
70	Watsco, Inc.	8,199
		3,201,808
Information Technology — 21.0%
2,512	ACI Worldwide, Inc.†(a)	53,757
120	Advanced Energy Industries, Inc.†	3,388
1,420	Alliance Fiber Optic Products, Inc.†(a)	21,527
1,140	American Software, Inc., Class A(a)	11,605
3,640	Aspen Technology, Inc.†(a)	137,446
2,040	AVG Technologies NV†	40,902
80	Badger Meter, Inc.(a)	4,687
655	Blackbaud, Inc.(a)	43,138
385	BroadSoft, Inc.†	13,614
60	Cabot Microelectronics Corp.†	2,627
120	CACI International, Inc., Class A†	11,134
1,883	CalAmp Corp.†(a)	37,528
9,456	Callidus Software, Inc.†	175,598
2,990	Carbonite, Inc.†(a)	29,302
1,941	Cardtronics, Inc.†(a)	65,315
131	Cascade Microtech, Inc.†(a)	2,129
543	Cass Information Systems, Inc.(a)	27,943
319	Cavium, Inc.†(a)	20,961
3,760	CEVA, Inc.†	87,834
2,280	Ciena Corp.†(a)	47,173
540	Cimpress NV†(a)	43,816
2,150	Cirrus Logic, Inc.†(a)	63,490
210	comScore, Inc.†(a)	8,641
620	Constant Contact, Inc.†	18,129
170	Cornerstone OnDemand, Inc.†	5,870
16	CoStar Group, Inc.†(a)	3,307
1,022	CSG Systems International, Inc.(a)	36,771
2,030	Diodes, Inc.†(a)	46,649
265	DTS, Inc.†	5,984
3,090	EarthLink Holdings Corp.(a)	22,959
8,863	Ellie Mae, Inc.†(a)	533,818
730	Envestnet, Inc.†(a)	21,790
1,060	EPAM Systems, Inc.†(a)	83,337
1,090	Euronet Worldwide, Inc.†	78,949
360	Fair Isaac Corp.(a)	33,905
260	Gigamon, Inc.†	6,908
160	GTT Communications, Inc.†	2,730
300	Guidewire Software, Inc.†(a)	18,048
554	Hackett Group, Inc. (The)(a)	8,903
859	Immersion Corp.†(a)	10,016
1,910	Infinera Corp.†(a)	34,609
1,290	Infoblox, Inc.†	23,723
2,480	Integrated Device Technology, Inc.†(a)	65,348
1,379	InterDigital, Inc.	67,626
470	Ixia†	5,842
253	j2 Global, Inc.(a)	20,827
2,075	Lionbridge Technologies, Inc.†(a)	10,188
490	Littelfuse, Inc.	52,435
4,910	LogMeIn, Inc.†(a)	329,461
2,718	Luxoft Holding, Inc., Class A†(a)	209,639
2,210	Manhattan Associates, Inc.†(a)	146,236
11,033	MAXIMUS, Inc.(a)	620,606
529	MaxLinear, Inc., Class A†(a)	7,792
274	Mentor Graphics Corp.(a)	5,047
1,348	Microsemi Corp.†(a)	43,931
2,198	Model N, Inc.†(a)	24,530
600	MTS Systems Corp.(a)	38,046
590	NVE Corp.	33,146
620	OmniVision Technologies, Inc.†	17,992

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	December 31, 2015

Shares		Value
Information Technology — (continued)
1,460	Paycom Software, Inc.†(a)	$54,940
70	PDF Solutions, Inc.†(a)	759
530	Pegasystems, Inc.	14,575
995	Perficient, Inc.†	17,034
1,870	Plantronics, Inc.	88,676
819	Plexus Corp.†	28,599
540	Proofpoint, Inc.†	35,105
590	Qlik Technologies, Inc.†(a)	18,679
7,070	Qualys, Inc.†(a)	233,946
3,144	Rambus, Inc.†(a)	36,439
1,200	RealPage, Inc.†	26,940
160	Reis, Inc.	3,797
600	RingCentral, Inc., Class A†(a)	14,148
365	Rofin-Sinar Technologies, Inc.†(a)	9,775
170	Rubicon Project, Inc.†	2,797
20,450	Ruckus Wireless, Inc.†	219,020
650	ScanSource, Inc.†(a)	20,943
20	Science Applications International Corp.	916
3,504	ShoreTel, Inc.†(a)	31,010
7,290	Silicon Laboratories, Inc.†(a)	353,857
3,270	SPS Commerce, Inc.†(a)	229,587
340	SS&C Technologies Holdings, Inc.	23,212
240	Stamps.com, Inc.†	26,306
145	Super Micro Computer, Inc.†(a)	3,554
234	Synaptics, Inc.†(a)	18,799
530	Synchronoss Technologies, Inc.†(a)	18,672
278	Syntel, Inc.†	12,579
2,170	Take-Two Interactive Software, Inc.†	75,603
1,148	TeleTech Holdings, Inc.(a)	32,041
3,710	Tessera Technologies, Inc.(a)	111,337
510	TiVo, Inc.†(a)	4,401
480	Tyler Technologies, Inc.†(a)	83,674
344	Verint Systems, Inc.†	13,953
110	ViaSat, Inc.†(a)	6,711
360	Virtusa Corp.†(a)	14,882
1,340	Web.com Group, Inc.†(a)	26,813
529	WEX, Inc.†	46,764
4,749	XO Group, Inc.†(a)	76,269
2,108	Zix Corp.†	10,709
		5,696,473
Materials — 0.8%
810	Century Aluminum Co.†(a)	3,580
740	Ferro Corp.†(a)	8,229
2,320	Graphic Packaging Holding Co.	29,766
3,530	Headwaters, Inc.†(a)	59,551
155	KapStone Paper and Packaging Corp.	3,502
694	Neenah Paper, Inc.	43,326
340	PolyOne Corp.(a)	10,798
210	Schweitzer-Mauduit International, Inc.	8,818
1,080	US Concrete, Inc.†	56,873
		224,443
Telecommunication Services — 1.8%
820	8x8, Inc.†	9,389
320	Atlantic Tele-Network, Inc.(a)	25,033
3,688	Cincinnati Bell, Inc.†(a)	13,277
10,800	Cogent Communications Holdings, Inc.(a)	374,652
660	IDT Corp., Class B(a)	7,696
2,825	Inteliquent, Inc.(a)	50,200
380	Shenandoah Telecommunications Co.(a)	16,359
		496,606
Utilities — 0.1%
550	American States Water Co.(a)	23,072

Shares		Value
Utilities — (continued)
40	York Water Co.(a)	$998
		24,070
Total Common Stock
(Cost $21,771,811)		26,596,040

SHORT-TERM INVESTMENTS (c) — 52.4%
227,408	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	227,408
13,939,124	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (d)	13,939,124

Total Short-Term Investments
(Cost $14,166,532)		14,166,532
RIGHT — 0.0%
United States — 0.0%
180	Trius CVR†#	360

Total Right (Cost $–)		360
Total Investments — 150.7%
(Cost $35,938,343)		40,762,932
Other Assets & Liabilities, Net — (50.7)%		(13,706,392)
NET ASSETS — 100.0%		$27,056,540

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
#	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $13,573,570 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of December 31, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $13,939,124. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $196,213 (Note 6).

CVR — Contingent Value Rights
Ltd. — Limited
PLC — Public Limited Company
The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$26,596,040	$—	$—	$26,596,040
Right	—	—	360	360
Short-Term Investments	14,166,532	—	—	14,166,532
Total Investments in Securities	$40,762,572	$—	$360	$40,762,932

‡
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	December 31, 2015

For the year ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	December 31, 2015

Shares		Value

COMMON STOCK — 98.0%††
Consumer Discretionary — 11.2%
200	AMC Entertainment Holdings, Inc., Class A(a)	$4,800
1,158	American Axle & Manufacturing Holdings, Inc.†(a)	21,933
1,300	American Eagle Outfitters, Inc.(a)	20,150
1,270	Barnes & Noble Education, Inc.†	12,637
230	BJ's Restaurants, Inc.†(a)	9,998
670	Boyd Gaming Corp.†(a)	13,313
910	Bravo Brio Restaurant Group, Inc.†(a)	8,190
170	CalAtlantic Group, Inc.(a)	6,446
620	Caleres, Inc.(a)	16,628
220	Carriage Services, Inc., Class A(a)	5,302
1,000	Cato Corp. (The), Class A(a)	36,820
450	Children's Place Retail Stores, Inc. (The)(a)	24,840
680	Citi Trends, Inc.	14,450
2,390	Cooper Tire & Rubber Co.	90,461
190	Cooper-Standard Holding, Inc.†(a)	14,742
190	Cracker Barrel Old Country Store, Inc.(a)	24,098
7,220	Denny's Corp.†	70,973
1,050	DineEquity, Inc.(a)	88,903
319	EW Scripps Co. (The), Class A(a)	6,061
289	Flexsteel Industries, Inc.	12,768
17,940	Fred's, Inc., Class A(a)	293,678
204	Group 1 Automotive, Inc.(a)	15,443
4,283	Harte-Hanks, Inc.(a)	13,877
90	Helen of Troy, Ltd.†	8,483
16,101	Hooker Furniture Corp.	406,389
340	Jack in the Box, Inc.(a)	26,081
1,246	Journal Media Group, Inc.(a)	14,977
2,400	La-Z-Boy, Inc., Class Z	58,608
1,264	Libbey, Inc.(a)	26,948
1,680	M/I Homes, Inc.†(a)	36,826
764	Marriott Vacations Worldwide Corp.	43,510
120	Meredith Corp.	5,190
1,170	Modine Manufacturing Co.†	10,589
1,040	Motorcar Parts of America, Inc.†	35,162
4,790	National CineMedia, Inc.(a)	75,251
550	Nautilus, Inc.†(a)	9,196
4,000	New York Times Co. (The), Class A(a)	53,680
2,410	Office Depot, Inc.†(a)	13,592
610	Penn National Gaming, Inc.†(a)	9,772
2,916	Reading International, Inc., Class A†(a)	38,229
669	Red Robin Gourmet Burgers, Inc.†(a)	41,304
2,660	Ruth's Hospitality Group, Inc.	42,347
2,780	Sonic Corp.(a)	89,822
32,860	Stoneridge, Inc.†(a)	486,328
610	Strayer Education, Inc.†	36,673
21,580	Taylor Morrison Home Corp., Class A†(a)	345,280
28,100	TRI Pointe Group, Inc.†(a)	356,027
610	Universal Electronics, Inc.†(a)	31,324
		3,128,099
Consumer Staples — 8.6%
12,140	Aryzta AG ADR	311,877
5,855	Britvic PLC ADR(a)	125,562
29,775	Elizabeth Arden, Inc.†(a)	294,772
460	Fresh Del Monte Produce, Inc.	17,885
109	Ingles Markets, Inc., Class A(a)	4,805
8,238	Inter Parfums, Inc.(a)	196,229
4,950	John B. Sanfilippo & Son, Inc.(a)	265,017
670	Lancaster Colony Corp.	77,358

Shares		Value
Consumer Staples — (continued)
24,195	Landec Corp.†(a)	$286,227
1,780	Nutraceutical International Corp.†(a)	45,960
2,851	Omega Protein Corp.†	63,292
1,470	Revlon, Inc., Class A†(a)	40,925
1,070	Sanderson Farms, Inc.(a)	82,946
190	Seneca Foods Corp., Class A†(a)	5,506
1,070	SpartanNash Co.	23,155
470	Spectrum Brands Holdings, Inc.(a)	47,846
5,693	TreeHouse Foods, Inc.†(a)	446,673
2,902	Vector Group, Ltd.(a)	68,458
		2,404,493
Energy — 1.1%
2,440	Alon USA Energy, Inc.(a)	36,210
1,220	Archrock, Inc.	9,174
920	Carrizo Oil & Gas, Inc.†(a)	27,214
1,410	Delek US Holdings, Inc.	34,686
610	Exterran Corp.†(a)	9,791
1,630	Helix Energy Solutions Group, Inc.†(a)	8,574
1,730	Hornbeck Offshore Services, Inc., Class Comdty (histrt)†(a)	17,196
11,250	ION Geophysical Corp.†(a)	5,660
4,032	Jones Energy, Inc., Class A†(a)	15,523
370	Panhandle Oil and Gas, Inc., Class A(a)	5,979
690	PDC Energy, Inc.†(a)	36,832
920	REX American Resources Corp.†(a)	49,744
680	RSP Permian, Inc.†(a)	16,585
5,460	Scorpio Tankers, Inc.(a)	43,789
		316,957
Financials — 37.0%
1,560	Acadia Realty Trust(a) (b)	51,714
2,980	AG Mortgage Investment Trust, Inc.(a)	38,263
881	Agree Realty Corp.(b)	29,945
1,480	Alexander & Baldwin, Inc.(a)	52,259
5,060	Altisource Residential Corp., Class B(a) (b)	62,795
605	Ambac Financial Group, Inc.†(a)	8,524
1,760	American Capital Mortgage Investment Corp.(b)	24,570
3,340	American Equity Investment Life Holding Co.(a)	80,260
3,615	Ameris Bancorp(a)	122,874
644	Amerisafe, Inc.(a)	32,780
12,060	Anworth Mortgage Asset Corp.(a) (b)	52,461
4,150	Apollo Commercial Real Estate Finance, Inc.(a)	71,504
10,670	Apollo Residential Mortgage, Inc.(a) (b)	127,506
3,970	Ares Commercial Real Estate Corp.(a) (b)	45,417
460	Argo Group International Holdings, Ltd.(a)	27,526
3,870	Armada Hoffler Properties, Inc.(a) (b)	40,558
1,730	ARMOUR Residential REIT, Inc., Class REIT(a) (b)	37,645
324	Arrow Financial Corp.(a)	8,803
4,680	Ashford Hospitality Prime, Inc.(a) (b)	67,860
1,390	Ashford Hospitality Trust, Inc.(a) (b)	8,771
6,230	Astoria Financial Corp.(a)	98,745
3,230	BancorpSouth, Inc.	77,488
2,297	Bank Mutual Corp.(a)	17,917
390	Bank of the Ozarks, Inc.(a)	19,289
6,913	BankFinancial Corp.(a)	87,311
70	Banner Corp.	3,210
1,330	Beneficial Bancorp, Inc.†(a)	17,716
4,030	Berkshire Hills Bancorp, Inc.(a)	117,313
8,689	Boston Private Financial Holdings, Inc.(a)	98,533
27,495	Brandywine Realty Trust(a) (b)	375,582

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	December 31, 2015

Shares		Value
Financials — (continued)
1,320	Calamos Asset Management, Inc., Class A(a)	$12,777
18,870	Capital Bank Financial Corp., Class A(a)	603,463
10,680	Capitol Federal Financial, Inc.(a)	134,141
7,570	Capstead Mortgage Corp.(a) (b)	66,162
300	Cathay General Bancorp(a)	9,399
8,878	Cedar Realty Trust, Inc.(a)	62,856
1,895	CenterState Banks, Inc.(a)	29,657
900	Central Pacific Financial Corp.	19,818
110	Century Bancorp, Inc., Class A(a)	4,781
294	Chemical Financial Corp.	10,075
750	Chesapeake Lodging Trust(b)	18,870
350	Citizens & Northern Corp.(a)	7,350
244	City Holding Co.(a)	11,136
5,050	Clifton Bancorp, Inc.(a)	72,417
2,840	CNO Financial Group, Inc.(a)	54,216
3,650	Colony Capital, Inc., Class A(a) (b)	71,102
1,735	Community Bank System, Inc.(a)	69,296
790	CU Bancorp†	20,034
840	CubeSmart,(b)	25,721
780	Customers Bancorp, Inc.†(a)	21,232
2,970	CYS Investments, Inc.(b)	21,176
332	DCT Industrial Trust, Inc.	12,407
720	DiamondRock Hospitality Co.(a) (b)	6,948
1,050	Dime Community Bancshares, Inc.	18,364
2,166	DuPont Fabros Technology, Inc.(a) (b)	68,857
677	Dynex Capital, Inc.(a) (b)	4,299
1,243	Eagle Bancorp, Inc.†	62,734
240	EastGroup Properties, Inc.(a) (b)	13,346
394	Employers Holdings, Inc.(a)	10,756
296	Endurance Specialty Holdings, Ltd.(a)	18,941
1,094	Enterprise Financial Services Corp.(a)	31,015
1,058	EPR Properties(a) (b)	61,840
796	Equity One, Inc.(a) (b)	21,611
1,739	Ezcorp, Inc., Class A†(a)	8,678
1,907	FBL Financial Group, Inc., Class A(a)	121,361
900	Federated National Holding Co.(a)	26,604
5,030	FelCor Lodging Trust, Inc.(a) (b)	36,719
344	First American Financial Corp.(a)	12,350
1,230	First Bancorp(a)	23,050
4,493	First Busey Corp.(a)	92,691
600	First Business Financial Services, Inc.(a)	15,006
57	First Citizens BancShares, Inc., Class A(a)	14,716
5,533	First Commonwealth Financial Corp.(a)	50,184
220	First Connecticut Bancorp, Inc.	3,830
2,005	First Financial Bancorp	36,230
1,633	First Industrial Realty Trust, Inc.(b)	36,138
2,640	First Midwest Bancorp, Inc.(a)	48,655
3,220	Flagstar Bancorp, Inc.†(a)	74,414
790	Flushing Financial Corp.(a)	17,096
4,953	FNB Corp.(a)	66,073
100	FNFV Group†(a)	1,123
30,625	Forestar Group, Inc.†(a)	335,037
2,188	Fox Chase Bancorp, Inc.(a)	44,395
43	German American Bancorp, Inc.(a)	1,433
5,460	Getty Realty Corp.(a) (b)	93,639
1,839	Glacier Bancorp, Inc.(a)	48,789
1,158	Global Indemnity PLC, Class A†(a)	33,605
3,060	Gramercy Property Trust(a) (b)	23,623
1,080	Hallmark Financial Services, Inc.†(a)	12,625
1,998	Hanmi Financial Corp.	47,392
1,050	Hatteras Financial Corp.(b)	13,808
1,890	HCI Group, Inc.(a)	65,867
470	Healthcare Realty Trust, Inc.(a) (b)	13,310
9,955	Heritage Financial Corp.(a)	187,552

Shares		Value
Financials — (continued)
950	Heritage Insurance Holdings, Inc.(a)	$20,729
1,800	Highwoods Properties, Inc.(a)	78,480
4,272	Hilltop Holdings, Inc.†	82,108
1,840	Home BancShares, Inc.	74,557
9,985	HomeStreet, Inc.†(a)	216,774
570	HomeTrust Bancshares, Inc.†(a)	11,542
800	Horace Mann Educators Corp.	26,544
3,640	Independent Bank Corp.(a)	55,437
503	Infinity Property & Casualty Corp.(a)	41,362
2,230	Inland Real Estate Corp.(b)	23,683
15,990	Investors Bancorp, Inc.(a)	198,916
1,850	Kennedy-Wilson Holdings, Inc.	44,548
1,446	LTC Properties, Inc.(a) (b)	62,380
1,813	Mack-Cali Realty Corp.(a)	42,334
4,425	MB Financial, Inc.(a)	143,237
924	Mercantile Bank Corp.(a)	22,675
8,030	Meridian Bancorp, Inc.	113,223
13,918	MGIC Investment Corp.†	122,896
1,400	Moelis & Co., Class A(a)	40,852
12,064	National Penn Bancshares, Inc.(a)	148,749
167	National Western Life Group, Inc., Class A(a)	42,074
624	Navigators Group, Inc. (The)†	53,533
1,291	NBT Bancorp, Inc.(a)	35,993
5,640	New Residential Investment Corp.(b)	68,582
4,740	Northfield Bancorp, Inc.(a)	75,461
480	Northwest Bancshares, Inc.(a)	6,427
231	Oppenheimer Holdings, Inc., Class A(a)	4,015
871	Oritani Financial Corp.(a)	14,371
1,412	Pacific Continental Corp.	21,011
750	Pacific Premier Bancorp, Inc.†	15,938
9,464	PacWest Bancorp(a)	407,898
1,470	PennyMac Mortgage Investment Trust(b)	22,432
1,149	Pinnacle Financial Partners, Inc.(a)	59,013
834	Piper Jaffray Cos.†(a)	33,694
550	Potlatch Corp.	16,632
11,505	PrivateBancorp, Inc., Class A(a)	471,935
1,270	Prosperity Bancshares, Inc.(a)	60,782
444	Provident Financial Services, Inc.(a)	8,947
320	PS Business Parks, Inc.	27,978
3,650	Radian Group, Inc.(a)	48,873
21,975	Ramco-Gershenson Properties Trust(b)	365,005
1,940	RE, Class A(a)	72,362
360	Renasant Corp.	12,388
1,337	Republic Bancorp, Inc., Class A(a)	35,310
1,012	RLI Corp.(a)	62,491
2,014	RLJ Lodging Trust(a)	43,563
53	RMR Group, Inc.†(a)	762
948	S&T Bancorp, Inc.(a)	29,217
2,990	Select Income REIT(a) (b)	59,262
1,170	Selective Insurance Group, Inc.(a)	39,289
230	Sierra Bancorp(a)	4,060
450	Silver Bay Realty Trust Corp.(b)	7,047
849	Simmons First National Corp., Class A(a)	43,605
992	Southwest Bancorp, Inc.(a)	17,340
280	Sovran Self Storage, Inc.(a)	30,047
990	State Auto Financial Corp.(a)	20,384
1,260	Sterling Bancorp(a)	20,437
40	Stonegate Bank(a)	1,314
360	Summit Hotel Properties, Inc.(a) (b)	4,302
2,663	Sunstone Hotel Investors, Inc.(b)	33,261
2,430	Territorial Bancorp, Inc.(a)	67,408
880	Texas Capital Bancshares, Inc.†(a)	43,490
1,360	TriState Capital Holdings, Inc.†(a)	19,026
2,770	Umpqua Holdings Corp.	44,043

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	December 31, 2015

Shares		Value
Financials — (continued)
761	United Fire Group, Inc.(a)	$29,154
80	Universal Insurance Holdings, Inc.(a)	1,854
1,030	Urstadt Biddle Properties, Inc., Class A(a) (b)	19,817
3,350	Washington Federal, Inc.(a)	79,831
5,960	Waterstone Financial, Inc.(a)	84,036
2,229	Webster Financial Corp.	82,897
16,578	Western Alliance Bancorp†	594,487
3,700	Wilshire Bancorp, Inc.(a)	42,735
2,090	Wintrust Financial Corp.	101,407
		10,366,175
Health Care — 4.1%
240	Acorda Therapeutics, Inc.†(a)	10,267
1,390	Addus HomeCare Corp.†(a)	32,359
90	Alliance HealthCare Services, Inc.†	826
140	Almost Family, Inc.†(a)	5,352
320	Amedisys, Inc.†	12,582
503	AMN Healthcare Services, Inc.†	15,618
5,285	Analogic Corp.(a)	436,541
5,640	Array BioPharma, Inc.†(a)	23,801
1,004	CONMED Corp.(a)	44,226
1,174	CryoLife, Inc.(a)	12,656
100	Cytokinetics, Inc.†(a)	1,046
580	Emergent BioSolutions, Inc.†(a)	23,206
3,290	Hanger, Inc.†(a)	54,121
1,070	HealthEquity, Inc.†(a)	26,825
1,671	HealthSouth Corp.(a)	58,168
1,600	Healthways, Inc.†(a)	20,592
170	ICU Medical, Inc.†(a)	19,172
1,451	Magellan Health, Inc.†(a)	89,469
810	Merit Medical Systems, Inc.†(a)	15,058
474	National HealthCare Corp.(a)	29,246
990	NuVasive, Inc.†(a)	53,569
770	Orthofix International NV†(a)	30,192
2,468	PharMerica Corp.†	86,380
3,129	Select Medical Holdings Corp.(a)	37,266
		1,138,538
Industrials — 8.8%
1,960	AAR Corp.(a)	51,528
6,960	ACCO Brands Corp.†(a)	49,625
470	Aerovironment, Inc.†	13,851
1,210	Air Transport Services Group, Inc.†	12,197
6,325	Albany International Corp., Class A(a)	231,179
3,900	ARC Document Solutions, Inc.†(a)	17,238
1,264	Argan, Inc.(a)	40,954
325	Brady Corp., Class A(a)	7,469
5,849	Casella Waste Systems, Inc., Class A†(a)	34,977
1,180	CBIZ, Inc.†(a)	11,635
940	CDI Corp.(a)	6,354
1,908	Comfort Systems USA, Inc.	54,225
1,480	CRA International, Inc.†(a)	27,602
830	Cubic Corp.	39,218
2,320	Curtiss-Wright Corp.	158,920
1,430	Deluxe Corp.(a)	77,992
1,720	Douglas Dynamics, Inc.	36,240
472	EMCOR Group, Inc.	22,675
6,365	EnerSys, Inc.(a)	355,994
925	Ennis, Inc.(a)	17,806
510	Essendant, Inc.(a)	16,580
1,640	Federal Signal Corp.(a)	25,994
8,035	GP Strategies Corp.†(a)	201,759
1,930	Graham Corp.(a)	32,463
4,667	Griffon Corp.(a)	83,072

Shares		Value
Industrials — (continued)
337	HEICO Corp.(a)	$18,319
300	HNI Corp.(a)	10,818
654	Hyster-Yale Materials Handling, Inc.(a)	34,302
1,140	Kimball International, Inc., Class B	11,138
2,000	Knoll, Inc.	37,600
17,430	Marten Transport, Ltd.(a)	308,511
20	Matson, Inc.	853
754	Miller Industries, Inc.	16,422
200	Mobile Mini, Inc.(a)	6,226
3,030	Navigant Consulting, Inc.†	48,662
2,539	Orbital ATK, Inc.(a)	226,834
690	Quad	6,417
100	Simpson Manufacturing Co., Inc.	3,415
670	Steelcase, Inc., Class A(a)	9,983
540	Teledyne Technologies, Inc.†	47,898
797	Tennant Co.	44,839
1,550	Wabash National Corp.†(a)	18,337
		2,478,121
Information Technology — 15.6%
210	Advanced Energy Industries, Inc.†	5,928
190	Anixter International, Inc.†(a)	11,474
2,350	AVX Corp.	28,529
3,144	Benchmark Electronics, Inc.†(a)	64,987
1,400	Black Box Corp.	13,342
880	Blucora, Inc.†(a)	8,624
848	CACI International, Inc., Class A†	78,678
550	Cardtronics, Inc.†(a)	18,507
1,350	Cascade Microtech, Inc.†(a)	21,938
1,860	Checkpoint Systems, Inc.(a)	11,662
2,080	Cirrus Logic, Inc.†(a)	61,422
9,615	Coherent, Inc.†(a)	626,033
1,134	Comtech Telecommunications Corp.(a)	22,782
4,780	Convergys Corp.(a)	118,974
1,453	CTS Corp.(a)	25,631
956	Digi International, Inc.†	10,879
700	Diodes, Inc.†(a)	16,086
2,700	EarthLink Holdings Corp.(a)	20,061
25,725	Entegris, Inc.†	341,371
1,785	Euronet Worldwide, Inc.†(a)	129,288
610	Everyday Health, Inc.†	3,672
270	Fabrinet†	6,431
280	Fairchild Semiconductor International, Inc., Class A†(a)	5,799
28,565	GSI Group, Inc.†(a)	389,055
2,172	Insight Enterprises, Inc.†(a)	54,561
10,575	Integrated Device Technology, Inc.†	278,651
60	InterDigital, Inc.	2,943
2,010	Intersil Corp., Class A(a)	25,648
6,565	Kimball Electronics, Inc.†(a)	72,149
79,125	Lattice Semiconductor Corp.†(a)	511,939
2,028	Liquidity Services, Inc.†(a)	13,182
710	ManTech International Corp., Class A(a)	21,470
724	Microsemi Corp.†	23,595
62,800	Mitel Networks Corp.†(a)	482,932
640	MKS Instruments, Inc.	23,040
2,180	Multi-Fineline Electronix, Inc.†(a)	45,082
574	NETGEAR, Inc.†(a)	24,056
1,340	Newport Corp.†(a)	21,266
60	NVE Corp.	3,371
2,825	OmniVision Technologies, Inc.†	81,982
3,274	Photronics, Inc.†(a)	40,761
670	Plexus Corp.†	23,396
1,160	Polycom, Inc.†	14,604

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	December 31, 2015

Shares		Value
Information Technology — (continued)
2,510	Progress Software Corp.†(a)	$60,240
310	Reis, Inc.(a)	7,356
180	Rofin-Sinar Technologies, Inc.†(a)	4,820
580	Rogers Corp.†(a)	29,911
2,074	Sanmina Corp.†	42,683
2,236	ScanSource, Inc.†(a)	72,044
3,430	ShoreTel, Inc.†	30,356
130	Silicon Laboratories, Inc.†(a)	6,310
404	SYNNEX Corp.(a)	36,332
2,190	Take-Two Interactive Software, Inc.†(a)	76,300
3,750	Telenav, Inc.†(a)	21,337
5,630	Tessera Technologies, Inc.	168,956
		4,362,426
Materials — 6.2%
1,090	A Schulman, Inc.(a)	33,398
9,825	Boise Cascade Co.†(a)	250,832
1,550	Century Aluminum Co.†(a)	6,851
2,160	Commercial Metals Co.	29,571
2,105	Deltic Timber Corp.(a)	123,921
2,480	Ferroglobe PLC(a)	26,660
310	KMG Chemicals, Inc.	7,136
190	Kraton Performance Polymers, Inc.†(a)	3,156
11,410	Louisiana-Pacific Corp.†(a)	205,494
11,205	Materion Corp.(a)	313,740
6,059	Neenah Paper, Inc.(a)	378,264
16,705	PH Glatfelter Co.(a)	308,040
704	Sensient Technologies Corp.(a)	44,225
		1,731,288
Telecommunication Services — 0.3%
13,650	Cincinnati Bell, Inc.†(a)	49,140
140	IDT Corp., Class B	1,632
2,490	Inteliquent, Inc.(a)	44,247
20	NTELOS Holdings Corp.†(a)	183
		95,202
Utilities — 5.1%
640	ALLETE, Inc.	32,531
1,639	American States Water Co.(a)	68,756
3,200	Artesian Resources Corp., Class A(a)	88,640
2,484	Avangrid, Inc.†	95,386
840	Avista Corp.(a)	29,711
990	California Water Service Group(a)	23,037
4,624	Cleco Corp.(a)	241,419
480	Connecticut Water Service, Inc.(a)	18,245
694	El Paso Electric Co.(a)	26,719
890	Empire District Electric Co.	24,982
1,134	IDACORP, Inc.(a)	77,112
5,935	Laclede Group, Inc.(a)	352,598
358	MGE Energy, Inc.(a)	16,611
2,100	New Jersey Resources Corp.(a)	69,216
280	NorthWestern Corp.(a)	15,190
190	ONE Gas, Inc.	9,532
974	PNM Resources, Inc.	29,775
1,209	Portland General Electric Co.	43,972
573	SJW Corp.(a)	16,990
684	Southwest Gas Corp.(a)	37,730
5,240	Talen Energy Corp.†(a)	32,645
300	Unitil Corp.(a)	10,764
1,274	WGL Holdings, Inc.(a)	80,249
		1,441,810
Total Common Stock
(Cost $24,789,077)		27,463,109

Shares		Value

SHORT-TERM INVESTMENTS (c) — 50.1%
487,637	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	$487,637
13,551,010	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(d)	13,551,010

Total Short-Term Investments
(Cost $14,038,647)		14,038,647
Total Investments — 148.1%
(Cost $38,827,724)		41,501,756
Other Assets & Liabilities, Net — (48.1)%		(13,488,128)
NET ASSETS — 100.0%		$28,013,628

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $13,897,363 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of December 31, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $13,551,010. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,002,947 (Note 6).

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company REIT -— Real Estate Investment Trust

As of December 31, 2015, all of the Portfolio’s investments were considered Level 1. For the year ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value

COMMON STOCK — 99.6%
Consumer Discretionary — 13.1%
300	1-800-Flowers.com, Inc., Class A†(a)	$2,184
90	A H Belo Corp., Class A	450
975	Aaron's, Inc.	21,830
900	Abercrombie & Fitch Co., Class A(a)	24,300
700	Advance Auto Parts, Inc.	105,357
3,997	Amazon.com, Inc.†	2,701,532
656	AMC Networks, Inc., Class A†(a)	48,990
550	American Axle & Manufacturing Holdings, Inc.†(a)	10,417
2,625	American Eagle Outfitters, Inc.(a)	40,687
300	American Public Education, Inc.†	5,583
1,350	Apollo Education Group, Inc., Class A†	10,355
450	Aramark	14,512
272	Asbury Automotive Group, Inc.†(a)	18,344
1,789	Ascena Retail Group, Inc.†(a)	17,622
200	Ascent Capital Group, Inc., Class A†(a)	3,344
917	Autoliv, Inc.(a)	114,414
850	AutoNation, Inc.†(a)	50,711
306	AutoZone, Inc.†	227,024
347	Barnes & Noble Education, Inc.†(a)	3,453
550	Barnes & Noble, Inc.(a)	4,790
200	Beazer Homes USA, Inc.†	2,298
1,550	Bed Bath & Beyond, Inc.†(a)	74,787
2,450	Best Buy Co., Inc.(a)	74,602
200	Big 5 Sporting Goods Corp.(a)	1,998
500	Big Lots, Inc.(a)	19,270
40	Biglari Holdings, Inc.†(a)	13,033
300	BJ's Restaurants, Inc.†(a)	13,041
250	Blue Nile, Inc.†(a)	9,282
300	Bob Evans Farms, Inc.(a)	11,655
400	Bon-Ton Stores, Inc. (The)(a)	840
2,360	BorgWarner, Inc.	102,023
725	Boyd Gaming Corp.†(a)	14,406
1,000	Bravo Brio Restaurant Group, Inc.†(a)	9,000
500	Bridgepoint Education, Inc.†(a)	3,805
300	Bright Horizons Family Solutions, Inc.†	20,040
475	Brinker International, Inc.(a)	22,776
850	Brunswick Corp.	42,933
350	Buckle, Inc. (The)(a)	10,773
166	Buffalo Wild Wings, Inc.†(a)	26,502
300	Burlington Stores, Inc.†	12,870
500	Cabela's, Inc.†(a)	23,365
100	Cable One, Inc.(a)	43,366
2,150	Cablevision Systems Corp., Class A	68,585
834	CalAtlantic Group, Inc.(a)	31,625
425	Caleres, Inc.(a)	11,398
500	Callaway Golf Co.	4,710
500	Career Education Corp.†	1,815
2,080	CarMax, Inc.†(a)	112,258
300	Carmike Cinemas, Inc.†	6,882
3,850	Carnival Corp.	209,748
550	Carter's, Inc.	48,966
300	Cato Corp. (The), Class A	11,046
4,633	CBS Corp., Class B	218,353
362	Charles & Colvard, Ltd.†	405
936	Charter Communications, Inc., Class A†(a)	171,382
600	Cheesecake Factory, Inc. (The)(a)	27,666
2,450	Chico's FAS, Inc.(a)	26,141
300	Children's Place Retail Stores, Inc. (The)(a)	16,560
237	Chipotle Mexican Grill, Inc., Class A†	113,724
450	Choice Hotels International, Inc.(a)	22,684

Shares		Value
Consumer Discretionary — (continued)
167	Churchill Downs, Inc.	$23,629
1,125	Cinemark Holdings, Inc.	37,609
50	Citi Trends, Inc.	1,062
1,000	Clear Channel Outdoor Holdings, Inc., Class A†(a)	5,590
2,850	Coach, Inc.	93,281
110	Collectors Universe, Inc.(a)	1,705
400	Columbia Sportswear Co.(a)	19,504
21,346	Comcast Corp., Class A	1,204,555
500	Conn's, Inc.†(a)	11,735
425	Cooper Tire & Rubber Co.	16,086
253	Core-Mark Holding Co., Inc.(a)	20,731
291	Cracker Barrel Old Country Store, Inc.(a)	36,908
1,200	Crocs, Inc.†(a)	12,288
6,200	Crown Media Holdings, Inc., Class A†	34,782
50	CSS Industries, Inc.(a)	1,419
679	CST Brands, Inc.	26,576
2,025	Dana Holding Corp.	27,945
975	Darden Restaurants, Inc.	62,049
325	Deckers Outdoor Corp.†	15,340
200	Demand Media, Inc.†	1,100
775	DeVry Education Group, Inc.(a)	19,615
902	Dick's Sporting Goods, Inc.	31,886
347	Dillard's, Inc., Class A(a)	22,801
1,523	Discovery Communications, Inc., Class A†(a)	40,634
1,298	Discovery Communications, Inc., Class C†	32,736
2,400	DISH Network Corp., Class A†	137,232
100	Dixie Group, Inc. (The)†(a)	523
600	Dollar General Corp.	43,122
2,448	Dollar Tree, Inc.†	189,035
387	Domino's Pizza, Inc.(a)	43,054
300	Dorman Products, Inc.†	14,241
2,948	DR Horton, Inc.	94,424
475	DreamWorks Animation SKG, Inc., Class A†	12,241
300	Drew Industries, Inc.	18,267
1,150	DSW, Inc., Class A(a)	27,439
528	Eldorado Resorts, Inc.†	5,808
20	Empire Resorts, Inc.†(a)	360
250	Entercom Communications Corp., Class A†(a)	2,807
100	Entravision Communications Corp., Class A	771
300	EVINE Live, Inc.†(a)	534
526	EW Scripps Co. (The), Class A(a)	9,994
857	Expedia, Inc.(a)	106,525
1,000	Express, Inc.†(a)	17,280
200	Famous Dave's of America, Inc.†(a)	1,388
1,500	Federal-Mogul Holdings Corp.†(a)	10,275
300	Fiesta Restaurant Group, Inc.†(a)	10,080
1,400	Foot Locker, Inc.(a)	91,126
40,460	Ford Motor Co.	570,082
400	Fossil Group, Inc.†(a)	14,624
700	Fred's, Inc., Class A(a)	11,459
600	Gaiam, Inc., Class A†(a)	3,744
1,025	GameStop Corp., Class A(a)	28,741
1,050	Gannett Co., Inc.(a)	17,104
3,175	Gap, Inc. (The)(a)	78,423
15,225	General Motors Co.	517,802
300	Genesco, Inc.†	17,049
2,895	Gentex Corp.(a)	46,349
375	Gentherm, Inc.†	17,775
1,461	Genuine Parts Co.	125,485
600	G-III Apparel Group, Ltd.†	26,556

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Consumer Discretionary — (continued)
100	Golden Entertainment, Inc.†	$1,023
2,825	Goodyear Tire & Rubber Co. (The)	92,293
300	GoPro, Inc., Class A†(a)	5,403
100	Graham Holdings Co., Class B	48,497
500	Grand Canyon Education, Inc.†	20,060
1,000	Gray Television, Inc.†	16,300
45	Green Brick Partners, Inc.†(a)	324
223	Group 1 Automotive, Inc.(a)	16,881
400	Guess, Inc.(a)	7,552
2,510	H&R Block, Inc.(a)	83,608
3,820	Hanesbrands, Inc.	112,423
2,375	Harley-Davidson, Inc.(a)	107,801
561	Harman International Industries, Inc.	52,852
1,000	Harte-Hanks, Inc.(a)	3,240
900	Hasbro, Inc.(a)	60,624
219	Helen of Troy, Ltd.†	20,641
500	hhgregg, Inc.†(a)	1,830
200	Hibbett Sports, Inc.†(a)	6,048
1,425	Hilton Worldwide Holdings, Inc.	30,495
13,012	Home Depot, Inc. (The)	1,720,837
200	Hooker Furniture Corp.(a)	5,048
1,000	Hovnanian Enterprises, Inc., Class A†(a)	1,810
418	HSN, Inc.	21,180
300	Hyatt Hotels Corp., Class A†(a)	14,106
450	Iconix Brand Group, Inc.†(a)	3,074
237	International Speedway Corp., Class A	7,992
4,272	Interpublic Group of Cos., Inc. (The)	99,452
743	Interval Leisure Group, Inc.(a)	11,598
300	iRobot Corp.†(a)	10,620
340	ITT Educational Services, Inc.†(a)	1,268
3,442	J.C. Penney Co., Inc.†(a)	22,924
350	Jack in the Box, Inc.(a)	26,848
2,250	Jarden Corp.†	128,520
500	John Wiley & Sons, Inc., Class A	22,515
6,425	Johnson Controls, Inc.	253,723
458	Journal Media Group, Inc.(a)	5,505
300	K12, Inc.†(a)	2,640
1,275	Kate Spade & Co.†(a)	22,657
800	KB Home(a)	9,864
2,100	Kohl's Corp.(a)	100,023
675	Krispy Kreme Doughnuts, Inc.†	10,172
2,440	L Brands, Inc.	233,801
278	Lands' End, Inc.†(a)	6,516
4,427	Las Vegas Sands Corp.	194,080
425	La-Z-Boy, Inc., Class Z	10,379
818	Lear Corp.	100,475
750	Lee Enterprises, Inc.†(a)	1,260
1,210	Leggett & Platt, Inc.(a)	50,844
1,550	Lennar Corp., Class A(a)	75,811
250	Libbey, Inc.	5,330
900	Liberty Broadband Corp., Class A†	46,485
638	Liberty Broadband Corp., Class C†	33,087
4,725	Liberty Interactive Corp., Class A†	129,087
3,602	Liberty Media Corp., Class A†	141,378
2,554	Liberty Media Corp., Class C†	97,256
790	Liberty TripAdvisor Holdings, Inc., Class A†(a)	23,969
1,603	Liberty Ventures, Ser A†	72,311
700	Lifetime Brands, Inc.(a)	9,282
1,250	Lions Gate Entertainment Corp.(a)	40,488
234	Lithia Motors, Inc., Class A(a)	24,961
912	Live Nation Entertainment, Inc.†	22,408
2,800	LKQ Corp.†	82,964
300	Loral Space & Communications, Inc.†(a)	12,213
10,356	Lowe's Cos., Inc.	787,470
241	Lumber Liquidators Holdings, Inc.†(a)	4,184

Shares		Value
Consumer Discretionary — (continued)
3,673	Macy's, Inc.	$128,481
193	Madison Square Garden Co.†	31,227
100	Marcus Corp.	1,897
700	Marine Products Corp.(a)	4,228
2,277	Marriott International, Inc., Class A(a)	152,650
278	Marriott Vacations Worldwide Corp.(a)	15,832
3,355	Mattel, Inc.(a)	91,155
300	Mattress Firm Holding Corp.†(a)	13,389
496	McClatchy Co. (The), Class A†	600
10,374	McDonald's Corp.(a)	1,225,584
571	MDC Holdings, Inc.	14,578
794	Media General, Inc.†(a)	12,823
475	Men's Wearhouse, Inc. (The)(a)	6,973
500	Meritage Homes Corp.†(a)	16,995
4,425	MGM Resorts International†	100,536
732	Mohawk Industries, Inc.†	138,634
1,600	Monarch Casino & Resort, Inc.†	36,352
325	Monro Muffler Brake, Inc.	21,522
150	Morgans Hotel Group Co.†(a)	506
207	Morningstar, Inc.	16,645
300	Motorcar Parts of America, Inc.†	10,143
300	Movado Group, Inc.(a)	7,713
581	MSG Networks, Inc.†	12,085
518	Murphy USA, Inc.†	31,463
200	NACCO Industries, Inc., Class A	8,440
500	National CineMedia, Inc.	7,855
50	Nautilus, Inc.†	836
4,278	Netflix, Inc.†	489,318
301	New Media Investment Group, Inc.(a)	5,857
1,300	New York & Co., Inc.†	2,977
1,050	New York Times Co. (The), Class A(a)	14,091
2,751	Newell Rubbermaid, Inc.(a)	121,264
2,853	News Corp., Class A	38,116
300	Nexstar Broadcasting Group, Inc., Class A	17,610
13,674	NIKE, Inc., Class B	854,625
1,600	Nordstrom, Inc.(a)	79,696
325	Norwegian Cruise Line Holdings, Ltd.†	19,045
40	NVR, Inc.†	65,720
5,384	Office Depot, Inc.†(a)	30,366
2,625	Omnicom Group, Inc.(a)	198,608
1,042	O'Reilly Automotive, Inc.†	264,064
650	Orleans Homebuilders, Inc.†	—
200	Outerwall, Inc.(a)	7,308
300	Overstock.com, Inc.†(a)	3,684
50	Oxford Industries, Inc.	3,191
200	Panera Bread Co., Class A†(a)	38,956
300	Papa John's International, Inc.(a)	16,761
700	Penske Automotive Group, Inc.(a)	29,638
450	Pep Boys-Manny Moe & Jack (The)†	8,285
100	Perry Ellis International, Inc.†(a)	1,842
800	Pinnacle Entertainment, Inc.†	24,896
540	Polaris Industries, Inc.(a)	46,413
450	Pool Corp.	36,351
100	Popeyes Louisiana Kitchen, Inc.†(a)	5,850
525	Priceline Group, Inc.†	669,349
2,865	PulteGroup, Inc.(a)	51,054
782	PVH Corp.	57,594
580	Ralph Lauren Corp., Class A	64,658
1,500	RCI Hospitality Holdings, Inc.†(a)	14,985
925	Regal Entertainment Group, Class A(a)	17,455
200	Regis Corp.†	2,830
4,603	Restaurant Brands International, Inc.(a)	171,968
116	Restoration Hardware Holdings, Inc.†(a)	9,216
100	Rocky Brands, Inc.	1,156
4,150	Ross Stores, Inc.	223,312

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Consumer Discretionary — (continued)
1,823	Royal Caribbean Cruises, Ltd.	$184,506
500	Ruby Tuesday, Inc.†(a)	2,755
100	Salem Media Group, Inc., Class A(a)	498
700	Sally Beauty Holdings, Inc.†	19,523
325	Scholastic Corp.	12,532
1,500	Scientific Games Corp., Class A†(a)	13,455
926	Scripps Networks Interactive, Inc., Class A(a)	51,124
625	Sears Holdings Corp.†(a)	12,850
325	SeaWorld Entertainment, Inc.(a)	6,399
188	Select Comfort Corp.†(a)	4,025
223	Sequential Brands Group, Inc.†(a)	1,764
2,000	Service Corp. International	52,040
475	ServiceMaster Global Holdings, Inc.†	18,639
600	Shoe Carnival, Inc.(a)	13,920
400	Shutterfly, Inc.†(a)	17,824
793	Signet Jewelers, Ltd.	98,086
900	Sinclair Broadcast Group, Inc., Class A(a)	29,286
25,975	Sirius XM Holdings, Inc.†(a)	105,718
900	Six Flags Entertainment Corp.	49,446
1,050	Skechers U.S.A., Inc., Class A†(a)	31,721
475	Smith & Wesson Holding Corp.†	10,441
300	Sonic Automotive, Inc., Class A	6,828
800	Sonic Corp.(a)	25,848
903	Sotheby's(a)	23,261
75	Spartan Motors, Inc.	233
400	Speedway Motorsports, Inc.(a)	8,288
552	Stage Stores, Inc.(a)	5,029
300	Standard Motor Products, Inc.	11,415
200	Stanley Furniture Co., Inc.†	558
5,675	Staples, Inc.	53,742
14,873	Starbucks Corp.	892,826
1,903	Starwood Hotels & Resorts Worldwide, Inc.	131,840
1,177	Starz†	39,430
600	Steven Madden, Ltd.†(a)	18,132
150	Superior Industries International, Inc.	2,763
600	Systemax, Inc.†(a)	5,160
6,752	Target Corp.	490,263
2,100	TEGNA, Inc.(a)	53,592
416	Tempur Sealy International, Inc.†	29,311
450	Tenneco, Inc.†	20,660
625	Tesla Motors, Inc.†(a)	150,006
475	Texas Roadhouse, Inc., Class A(a)	16,991
3,600	Thomson Reuters Corp.(a)	136,260
500	Thor Industries, Inc.	28,075
1,035	Tiffany & Co.(a)	78,960
3,016	Time Warner Cable, Inc., Class A	559,739
9,472	Time Warner, Inc.	612,554
1,304	Time, Inc.(a)	20,434
6,650	TJX Cos., Inc.	471,552
1,500	Toll Brothers, Inc.†	49,950
325	TopBuild Corp.†	10,000
1,437	Tractor Supply Co.	122,864
200	Trans World Entertainment Corp.†	716
1,900	TRI Pointe Group, Inc.†(a)	24,073
934	TripAdvisor, Inc.†(a)	79,624
200	Tuesday Morning Corp.†(a)	1,300
300	Tupperware Brands Corp.(a)	16,695
10	Turtle Beach Corp.†	20
12,188	Twenty-First Century Fox, Inc., Class A	331,026
697	Ulta Salon Cosmetics & Fragrance, Inc.†	128,945
1,600	Under Armour, Inc., Class A†(a)	128,976
200	Universal Electronics, Inc.†	10,270
500	Universal Technical Institute, Inc.(a)	2,330
800	Urban Outfitters, Inc.†	18,200

Shares		Value
Consumer Discretionary — (continued)
138	Vail Resorts, Inc.(a)	$17,663
200	Value Line, Inc.(a)	2,686
2,675	VF Corp.	166,519
3,857	Viacom, Inc., Class B	158,754
700	Vista Outdoor, Inc.†(a)	31,157
400	Visteon Corp.†	45,800
300	Vitamin Shoppe, Inc.†(a)	9,810
17,745	Walt Disney Co. (The)	1,864,645
296	Weight Watchers International, Inc.†(a)	6,749
2,500	Wendy's Co. (The)(a)	26,925
829	Whirlpool Corp.	121,755
800	Williams-Sonoma, Inc.(a)	46,728
500	Winnebago Industries, Inc.(a)	9,950
1,175	Wolverine World Wide, Inc.	19,634
600	World Wrestling Entertainment, Inc., Class A	10,704
1,176	Wyndham Worldwide Corp.	85,436
904	Wynn Resorts, Ltd.(a)	62,548
4,741	Yum! Brands, Inc.	346,330
300	Zumiez, Inc.†(a)	4,536
		29,002,978
Consumer Staples — 9.3%
200	Alico, Inc.(a)	7,738
19,575	Altria Group, Inc.	1,139,461
375	Andersons, Inc. (The)(a)	11,861
6,161	Archer-Daniels-Midland Co.	225,985
4,725	Avon Products, Inc.(a)	19,136
550	B&G Foods, Inc., Class A(a)	19,261
100	Boston Beer Co., Inc. (The), Class A†(a)	20,191
600	Boulder Brands, Inc.†(a)	6,588
1,409	Brown-Forman Corp., Class B	139,885
1,350	Bunge, Ltd.	92,178
300	Calavo Growers, Inc.(a)	14,700
318	Cal-Maine Foods, Inc.(a)	14,736
2,275	Campbell Soup Co.	119,551
400	Casey's General Stores, Inc.	48,180
1,300	Church & Dwight Co., Inc.	110,344
1,274	Clorox Co. (The)	161,581
42,115	Coca-Cola Co. (The)	1,809,260
2,395	Coca-Cola Enterprises, Inc.	117,930
9,636	Colgate-Palmolive Co.	641,950
4,473	ConAgra Foods, Inc.	188,582
1,772	Constellation Brands, Inc., Class A	252,404
4,680	Costco Wholesale Corp.	755,820
725	Coty, Inc., Class A(a)	18,582
11,902	CVS Health Corp.	1,163,659
1,067	Dean Foods Co.(a)	18,299
400	Diamond Foods, Inc.†	15,420
2,015	Dr. Pepper Snapple Group, Inc.	187,798
592	Edgewell Personal Care Co.(a)	46,395
592	Energizer Holdings, Inc.(a)	20,164
2,200	Estee Lauder Cos., Inc. (The), Class A(a)	193,732
2,230	Flowers Foods, Inc.(a)	47,923
400	Fresh Del Monte Produce, Inc.	15,552
6,525	General Mills, Inc.	376,231
1,200	Hain Celestial Group, Inc. (The)†(a)	48,468
650	Herbalife, Ltd.†(a)	34,853
1,842	Hershey Co. (The)(a)	164,435
1,400	Hormel Foods Corp.(a)	110,712
2,500	HRG Group, Inc.†	33,900
150	Ingles Markets, Inc., Class A(a)	6,612
655	Ingredion, Inc.	62,775
300	Inter Parfums, Inc.	7,146
170	J&J Snack Foods Corp.	19,834
1,254	JM Smucker Co. (The)	154,668
2,875	Kellogg Co.	207,776

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Consumer Staples — (continued)
1,013	Keurig Green Mountain, Inc.(a)	$91,150
3,899	Kimberly-Clark Corp.	496,343
6,407	Kraft Heinz Co.(a)	466,173
9,400	Kroger Co. (The)	393,202
212	Lancaster Colony Corp.	24,478
70	Mannatech, Inc.†	1,329
1,225	McCormick & Co., Inc.(a)	104,811
1,976	Mead Johnson Nutrition Co., Class A	156,005
200	MGP Ingredients, Inc.	5,190
1,500	Molson Coors Brewing Co., Class B	140,880
18,571	Mondelez International, Inc., Class A	832,724
1,559	Monster Beverage Corp.†	232,229
700	Nu Skin Enterprises, Inc., Class A(a)	26,523
15,814	PepsiCo, Inc.	1,580,135
15,625	Philip Morris International, Inc.	1,373,594
1,150	Pilgrim's Pride Corp.(a)	25,404
375	Pinnacle Foods, Inc.	15,923
650	Post Holdings, Inc.†(a)	40,105
215	PriceSmart, Inc.(a)	17,843
29,116	Procter & Gamble Co. (The)	2,312,102
9,975	Reynolds American, Inc.	460,346
10,550	Rite Aid Corp.†	82,712
70	Rocky Mountain Chocolate Factory, Inc.	753
243	Sanderson Farms, Inc.(a)	18,837
400	Snyder's-Lance, Inc.(a)	13,720
400	SpartanNash Co.	8,656
300	Sprouts Farmers Market, Inc.†(a)	7,977
2,050	SUPERVALU, Inc.†	13,899
6,525	Sysco Corp.	267,525
318	Tootsie Roll Industries, Inc.(a)	10,046
501	TreeHouse Foods, Inc.†	39,308
3,230	Tyson Foods, Inc., Class A	172,256
450	United Natural Foods, Inc.†(a)	17,712
300	Universal Corp.(a)	16,824
198	USANA Health Sciences, Inc.†(a)	25,295
1,274	Vector Group, Ltd.	30,053
10,472	Walgreens Boots Alliance, Inc.	891,743
17,779	Wal-Mart Stores, Inc.	1,089,853
145	WD-40 Co.	14,304
1,121	WhiteWave Foods Co., Class A†	43,618
3,650	Whole Foods Market, Inc.(a)	122,275
		20,556,111
Energy — 6.1%
250	Alon USA Energy, Inc.(a)	3,710
1,000	Amyris, Inc.†(a)	1,620
5,464	Anadarko Petroleum Corp.	265,441
800	Antero Resources Corp.†(a)	17,440
4,038	Apache Corp.	179,570
300	Approach Resources, Inc.†(a)	552
812	Archrock, Inc.	6,106
600	Atwood Oceanics, Inc.(a)	6,138
4,245	Baker Hughes, Inc.	195,907
400	Bill Barrett Corp.†(a)	1,572
300	BP Prudhoe Bay Royalty Trust	7,482
200	Bristow Group, Inc.(a)	5,180
3,700	Cabot Oil & Gas Corp.	65,453
3,964	California Resources Corp.(a)	9,236
1,500	Callon Petroleum Co.†(a)	12,510
2,150	Cameron International Corp.†	135,880
150	CARBO Ceramics, Inc.(a)	2,580
400	Carrizo Oil & Gas, Inc.†	11,832
2,400	Cheniere Energy, Inc.†	89,400
6,875	Chesapeake Energy Corp.(a)	30,937
20,271	Chevron Corp.	1,823,579
886	Cimarex Energy Co.(a)	79,191
113	Clayton Williams Energy, Inc.†(a)	3,341

Shares		Value
Energy — (continued)
600	Clean Energy Fuels Corp.†(a)	$2,160
1,000	Cloud Peak Energy, Inc.†(a)	2,080
3,590	Columbia Pipeline Group, Inc.	71,800
400	Comstock Resources, Inc.(a)	748
1,122	Concho Resources, Inc.†	104,189
13,217	ConocoPhillips(a)	617,102
2,600	Consol Energy, Inc.(a)	20,540
830	Continental Resources, Inc.†(a)	19,073
200	Cross Timbers Royalty Trust	2,602
78	Dawson Geophysical Co.†(a)	270
175	Delek US Holdings, Inc.	4,305
3,779	Denbury Resources, Inc.(a)	7,634
4,416	Devon Energy Corp.	141,312
850	Diamond Offshore Drilling, Inc.(a)	17,935
650	Diamondback Energy, Inc.(a)	43,485
445	Dril-Quip, Inc.†	26,357
773	Enbridge Energy Management LLC	17,261
790	Energen Corp.(a)	32,382
1,271	Energy XXI Bermuda, Ltd.(a)	1,284
1,550	EnLink Midstream LLC(a)	23,389
5,063	EOG Resources, Inc.	358,410
1,560	EQT Corp.	81,323
300	Era Group, Inc.†	3,345
406	Exterran Corp.†(a)	6,516
44,750	Exxon Mobil Corp.	3,488,262
1,606	FMC Technologies, Inc.†	46,590
300	Forum Energy Technologies, Inc.†(a)	3,738
226	Geospace Technologies Corp.†(a)	3,180
300	Green Plains, Inc.	6,870
381	Gulf Island Fabrication, Inc.	3,985
300	Gulfmark Offshore, Inc., Class A(a)	1,401
900	Gulfport Energy Corp.†	22,113
9,131	Halliburton Co.	310,819
1,000	Helix Energy Solutions Group, Inc.†(a)	5,260
1,150	Helmerich & Payne, Inc.(a)	61,583
2,949	Hess Corp.	142,968
1,758	HollyFrontier Corp.	70,127
500	Hornbeck Offshore Services, Inc.†(a)	4,970
12,560	Kinder Morgan, Inc.	187,395
1,500	Laredo Petroleum, Inc.†(a)	11,985
7,272	Marathon Oil Corp.(a)	91,554
5,906	Marathon Petroleum Corp.	306,167
375	Matador Resources Co.†(a)	7,414
450	Matrix Service Co.†	9,243
2,875	McDermott International, Inc.†	9,631
550	Memorial Resource Development Corp.†(a)	8,882
1,575	Murphy Oil Corp.(a)	35,359
3,100	Nabors Industries, Ltd.	26,381
4,661	National Oilwell Varco, Inc.(a)	156,097
1,525	Newfield Exploration Co.†	49,654
875	Newpark Resources, Inc.†(a)	4,620
3,137	Noble Energy, Inc.(a)	103,301
1,000	Northern Oil and Gas, Inc.†(a)	3,860
400	Northern Tier Energy	10,344
8,150	Occidental Petroleum Corp.	551,021
800	Oceaneering International, Inc.	30,016
500	Oil States International, Inc.†	13,625
2,050	ONEOK, Inc.(a)	50,553
1	Pacific Ethanol, Inc.†(a)	5
1,325	Parker Drilling Co.†(a)	2,412
650	Parsley Energy, Inc., Class A†(a)	11,992
1,950	Patterson-UTI Energy, Inc.(a)	29,406
975	PBF Energy, Inc., Class A(a)	35,890
375	PDC Energy, Inc.†(a)	20,017

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Energy — (continued)
5,860	Phillips 66	$479,348
675	Pioneer Energy Services Corp.†(a)	1,465
1,484	Pioneer Natural Resources Co.	186,064
2,200	QEP Resources, Inc.(a)	29,480
1,708	Range Resources Corp.(a)	42,034
109	Renewable Energy Group, Inc.†(a)	1,013
600	Rex Energy Corp.†(a)	630
675	Rice Energy, Inc.†(a)	7,357
1,600	Rowan PLC, Class A(a)	27,120
1,012	RPC, Inc.(a)	12,093
600	RSP Permian, Inc.†(a)	14,634
325	Sanchez Energy Corp.†(a)	1,401
13,660	Schlumberger, Ltd.	952,785
300	SEACOR Holdings, Inc.†(a)	15,768
450	SemGroup Corp., Class A	12,987
1,000	Ship Finance International, Ltd.(a)	16,570
750	SM Energy Co.(a)	14,745
1,000	Solazyme, Inc.†(a)	2,480
3,325	Southwestern Energy Co.†(a)	23,641
7,241	Spectra Energy Corp.(a)	173,350
475	Stone Energy Corp.†(a)	2,038
1,706	Superior Energy Services, Inc.	22,980
1,175	Synergy Resources Corp.†(a)	10,011
230	Targa Resources Corp.	6,224
775	Teekay Corp.(a)	7,649
1,291	Tesoro Corp.	136,033
850	TETRA Technologies, Inc.†	6,392
1,600	Trico Marine Services, Inc.†	—
1,475	Ultra Petroleum Corp.†(a)	3,687
500	Unit Corp.†(a)	6,100
1,100	VAALCO Energy, Inc.†(a)	1,760
5,564	Valero Energy Corp.	393,430
800	W&T Offshore, Inc.(a)	1,848
1,150	Western Refining, Inc.(a)	40,963
300	Westmoreland Coal Co.†(a)	1,764
1,922	Whiting Petroleum Corp.†(a)	18,144
8,500	Williams Cos., Inc. (The)	218,450
475	World Fuel Services Corp.	18,269
1,925	WPX Energy, Inc.†(a)	11,050
		13,420,606
Financials — 18.6%
676	Acadia Realty Trust(a) (b)	22,409
578	Affiliated Managers Group, Inc.†	92,341
4,525	Aflac, Inc.	271,047
450	Alexander & Baldwin, Inc.	15,889
859	Alexandria Real Estate Equities, Inc.(b)	77,619
127	Alleghany Corp.†	60,697
4,525	Allstate Corp. (The)	280,957
33	Altisource Residential Corp., Class B(a) (b)	410
425	American Assets Trust, Inc.(b)	16,299
1,282	American Campus Communities, Inc.(a) (b)	52,998
3,525	American Capital Agency Corp.(a)	61,123
575	American Capital Mortgage Investment Corp.(b)	8,027
2,600	American Capital, Ltd.†	35,854
1,100	American Equity Investment Life Holding Co.(a)	26,433
9,283	American Express Co.	645,633
700	American Financial Group, Inc.	50,456
1,700	American Homes 4 Rent, Class A(b)	28,322
5,550	American International Group, Inc.	343,933
300	American National Insurance Co.	30,681
4,538	American Tower Corp., Class A(b)	439,959
1,852	Ameriprise Financial, Inc.	197,090

Shares		Value
Financials — (continued)
300	Ameris Bancorp(a)	$10,197
300	Amerisafe, Inc.	15,270
332	AmTrust Financial Services, Inc.(a)	20,445
9,325	Annaly Capital Management, Inc.(a)	87,468
1,500	Anworth Mortgage Asset Corp.(a) (b)	6,525
1,781	Apartment Investment & Management Co., Class A(b)	71,293
600	Apollo Commercial Real Estate Finance, Inc.(a)	10,338
2,675	Apollo Investment Corp.	13,963
200	Arbor Realty Trust, Inc.(a) (b)	1,430
1,100	Arch Capital Group, Ltd.†(a)	76,725
3,675	Ares Capital Corp.(a)	52,369
330	Argo Group International Holdings, Ltd.	19,747
4	Arlington Asset Investment Corp., Class A(a)	53
1,550	Arthur J. Gallagher & Co.	63,457
300	Artisan Partners Asset Management, Inc., Class A	10,818
130	Ashford Hospitality Prime, Inc.(b)	1,885
544	Ashford Hospitality Trust, Inc.(b)	3,433
6	Ashford, Inc.†	320
650	Aspen Insurance Holdings, Ltd.	31,395
1,200	Associated Banc-Corp(a)	22,500
600	Assurant, Inc.	48,324
1,650	Assured Guaranty, Ltd.	43,610
700	Astoria Financial Corp.	11,095
200	Atlanticus Holdings Corp.†(a)	640
600	AV Homes, Inc.†(a)	7,686
1,508	AvalonBay Communities, Inc.(b)	277,668
1,075	Axis Capital Holdings, Ltd.	60,437
50	Bancorp, Inc.†	318
1,150	BancorpSouth, Inc.	27,588
119,398	Bank of America Corp.	2,009,468
450	Bank of Hawaii Corp.(a)	28,305
12,588	Bank of New York Mellon Corp. (The)	518,877
765	Bank of the Ozarks, Inc.(a)	37,837
700	BankFinancial Corp.(a)	8,841
375	BankUnited, Inc.	13,522
300	Banner Corp.	13,758
8,262	BB&T Corp.	312,386
600	BBCN Bancorp, Inc.	10,332
4	BBX Capital Corp., Class A†(a)	63
549	Beneficial Bancorp, Inc.†	7,313
20,982	Berkshire Hathaway, Inc., Class B†	2,770,463
2,300	BGC Partners, Inc., Class A	22,563
2,525	BioMed Realty Trust, Inc.(a) (b)	59,817
1,383	BlackRock, Inc., Class A	470,939
900	Blackstone Mortgage Trust, Inc., Class A(a) (b)	24,084
400	BNC Bancorp(a)	10,152
672	BofI Holding, Inc.†(a)	14,146
1,000	Boston Private Financial Holdings, Inc.	11,340
1,757	Boston Properties, Inc.(b)	224,088
1,988	Brandywine Realty Trust(b)	27,156
1,075	Brixmor Property Group, Inc.	27,756
3,075	Brookfield Property Partners	71,463
1,500	Brookline Bancorp, Inc.	17,250
1,300	Brown & Brown, Inc.(a)	41,730
100	Camden National Corp.	4,409
1,125	Camden Property Trust(a) (b)	86,355
30	Capital Bank Financial Corp., Class A	959
350	Capital City Bank Group, Inc.	5,372
5,585	Capital One Financial Corp.	403,126
1,000	Capitol Federal Financial, Inc.(a)	12,560
1,700	Capstead Mortgage Corp.(a) (b)	14,858
100	Cardinal Financial Corp.	2,275

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Financials — (continued)
978	Care Capital Properties, Inc.(b)	$29,897
403	CareTrust, Inc.(b)	4,413
325	Cash America International, Inc.(a)	9,734
763	Cathay General Bancorp(a)	23,905
1,205	CBL & Associates Properties, Inc.(b)	14,906
100	CBOE Holdings, Inc.	6,490
3,425	CBRE Group, Inc., Class A†	118,437
650	Cedar Realty Trust, Inc.	4,602
12,839	Charles Schwab Corp. (The)	422,788
498	Charter Financial Corp.(a)	6,579
425	Chatham Lodging Trust(b)	8,704
500	Chemical Financial Corp.	17,135
625	Chesapeake Lodging Trust(b)	15,725
2,380	Chimera Investment Corp.(b)	32,463
2,471	Chubb Corp. (The)	327,753
23	CIFC Corp.(a)	128
1,594	Cincinnati Financial Corp.(a)	94,317
1,650	CIT Group, Inc.	65,505
34,440	Citigroup, Inc.	1,782,270
2,575	Citizens Financial Group, Inc.	67,439
3,172	CME Group, Inc., Class A	287,383
300	CNA Financial Corp.	10,545
1,625	CNO Financial Group, Inc.	31,021
750	CoBiz Financial, Inc.	10,065
350	Cohen & Steers, Inc.(a)	10,668
1,250	Colony Capital, Inc., Class A(b)	24,350
276	Columbia Banking System, Inc.(a)	8,973
1,625	Columbia Property Trust, Inc.(a) (b)	38,155
1,683	Comerica, Inc.	70,400
981	Commerce Bancshares, Inc.(a)	41,732
1,578	Communications Sales & Leasing, Inc.(a) (b)	29,493
500	Community Bank System, Inc.(a)	19,970
110	Community Trust Bancorp, Inc.	3,846
300	CoreSite Realty Corp.(a) (b)	17,016
850	Corporate Office Properties Trust(b)	18,555
1,199	Corrections Corp. of America(a) (b)	31,762
2,613	Cousins Properties, Inc.(b)	24,641
199	Cowen Group, Inc., Class A†(a)	762
200	Crawford & Co., Class B	1,062
112	Credit Acceptance Corp.†(a)	23,970
3,266	Crown Castle International Corp.(b)	282,346
1,737	CubeSmart,(b)	53,187
432	Cullen/Frost Bankers, Inc.(a)	25,920
1,000	CVB Financial Corp.(a)	16,920
725	CyrusOne, Inc.(b)	27,151
1,575	CYS Investments, Inc.(b)	11,230
1,187	DCT Industrial Trust, Inc.(a)	44,358
3,845	DDR Corp.(a) (b)	64,750
2,502	DiamondRock Hospitality Co.(b)	24,144
1,450	Digital Realty Trust, Inc.(a) (b)	109,649
4,850	Discover Financial Services	260,057
1,100	Donegal Group, Inc., Class A(a)	15,488
1,725	Douglas Emmett, Inc.	53,785
3,626	Duke Realty Corp.(b)	76,219
700	DuPont Fabros Technology, Inc.(a) (b)	22,253
2,728	E*Trade Financial Corp.†	80,858
300	Eagle Bancorp, Inc.†	15,141
1,425	East West Bancorp, Inc.	59,223
375	EastGroup Properties, Inc.(b)	20,854
1,325	Eaton Vance Corp.(a)	42,970
633	Education Realty Trust, Inc.(a) (b)	23,978
175	eHealth, Inc.†	1,746
425	Ellington Financial LLC	7,132
1,100	Empire State Realty Trust, Inc., Class A(b)	19,877
375	Employers Holdings, Inc.	10,237

Shares		Value
Financials — (continued)
200	Encore Capital Group, Inc.†(a)	$5,816
588	Endurance Specialty Holdings, Ltd.	37,626
297	Enova International, Inc.†(a)	1,963
120	Enstar Group, Ltd.†(a)	18,005
50	Enterprise Financial Services Corp.	1,417
600	EPR Properties(b)	35,070
530	Equinix, Inc.(a) (b)	160,272
1,293	Equity Commonwealth† (b)	35,855
1,000	Equity Lifestyle Properties, Inc.	66,670
825	Equity One, Inc.(b)	22,399
4,054	Equity Residential(b)	330,766
300	Erie Indemnity Co., Class A(a)	28,692
719	Essex Property Trust, Inc.(b)	172,136
350	Evercore Partners, Inc., Class A	18,925
336	Everest Re Group, Ltd.	61,518
1,500	Extra Space Storage, Inc.(b)	132,315
1,000	Ezcorp, Inc., Class A†(a)	4,990
350	FactSet Research Systems, Inc.	56,899
14,375	Fannie Mae†	23,575
790	Federal Realty Investment Trust, (b)	115,419
1,200	Federated Investors, Inc., Class B	34,380
200	Federated National Holding Co.	5,912
1,475	FelCor Lodging Trust, Inc.(b)	10,767
1,750	Fifth Street Finance Corp.	11,165
8,801	Fifth Third Bancorp	176,900
525	Financial Engines, Inc.(a)	17,677
1,200	Financial Institutions, Inc.	33,600
100	First Acceptance Corp.†(a)	238
827	First American Financial Corp.(a)	29,689
300	First Bancorp	5,622
2,516	First BanCorp†	8,177
500	First Cash Financial Services, Inc.†(a)	18,715
50	First Citizens BancShares, Inc., Class A(a)	12,908
800	First Commonwealth Financial Corp.	7,256
425	First Community Bancshares, Inc.	7,918
575	First Financial Bancorp	10,390
600	First Financial Bankshares, Inc.(a)	18,102
100	First Financial Corp.	3,397
2,433	First Horizon National Corp.(a)	35,327
1,375	First Industrial Realty Trust, Inc.(b)	30,429
425	First Merchants Corp.	10,804
800	First Midwest Bancorp, Inc.	14,744
3,424	First Niagara Financial Group, Inc.	37,150
800	First Potomac Realty Trust(a) (b)	9,120
150	First Republic Bank	9,909
1,582	FirstMerit Corp.(a)	29,504
1,650	FNB Corp.(a)	22,011
3,184	FNF Group	110,389
2,100	Forest City Enterprises, Inc., Class A†	46,053
325	Four Corners Property Trust, Inc.†(a) (b)	7,852
4,546	Franklin Resources, Inc.	167,384
950	Franklin Street Properties Corp.(a) (b)	9,832
8,075	Freddie Mac†	13,081
2,700	FS Investment Corp.(a)	24,273
1,850	Fulton Financial Corp.(a)	24,069
1,137	Gaming and Leisure Properties, Inc.(a) (b)	31,609
4,415	General Growth Properties, Inc.(b)	120,132
5,850	Genworth Financial, Inc., Class A†(a)	21,821
400	Getty Realty Corp.(a) (b)	6,860
900	Glacier Bancorp, Inc.(a)	23,877
4,670	Goldman Sachs Group, Inc. (The)	841,674
475	Golub Capital BDC, Inc.	7,899
550	Government Properties Income Trust(a) (b)	8,729
4,264	Gramercy Property Trust(a) (b)	32,917
550	Green Dot Corp., Class A†	9,031

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Financials — (continued)
300	Greenhill & Co., Inc.(a)	$8,583
200	Guaranty Bancorp	3,308
100	Hallmark Financial Services, Inc.†	1,169
800	Hancock Holding Co.(a)	20,136
69	Hanmi Financial Corp.	1,637
400	Hanover Insurance Group, Inc. (The)	32,536
4,525	Hartford Financial Services Group, Inc.	196,657
1,000	Hatteras Financial Corp.(b)	13,150
5,150	HCP, Inc.(b)	196,936
1,175	Healthcare Realty Trust, Inc.(a) (b)	33,276
1,025	Healthcare Trust of America, Inc., Class A(a) (b)	27,644
775	Hercules Technology Growth Capital, Inc.	9,447
50	Heritage Commerce Corp.	598
550	Hersha Hospitality Trust, Class A(b)	11,968
375	HFF, Inc., Class A	11,651
1,100	Highwoods Properties, Inc.	47,960
1,500	Hilltop Holdings, Inc.†	28,830
625	Home BancShares, Inc.	25,325
375	Horace Mann Educators Corp.	12,443
1,850	Hospitality Properties Trust(b)	48,378
8,574	Host Hotels & Resorts, Inc. (b)	131,525
421	Howard Hughes Corp. (The)†	47,640
700	Hudson Pacific Properties, Inc.(b)	19,698
7,701	Huntington Bancshares, Inc.	85,173
375	IBERIABANK Corp.	20,651
85	Impac Mortgage Holdings, Inc.†(a)	1,530
300	Independent Bank Corp.	13,956
1,100	Inland Real Estate Corp.(b)	11,682
500	Interactive Brokers Group, Inc., Class A(a)	21,800
1,217	Intercontinental Exchange, Inc.	311,868
700	International Bancshares Corp.	17,990
500	International. FCStone, Inc.†(a)	16,730
1,000	Invesco Mortgage Capital, Inc.(a) (b)	12,390
4,625	Invesco, Ltd.	154,845
1,000	Investment Technology Group, Inc.	17,020
1,325	Investors Bancorp, Inc.	16,483
1,800	Investors Real Estate Trust(b)	12,510
2,247	Iron Mountain, Inc.(a) (b)	60,691
2,475	Janus Capital Group, Inc.(a)	34,873
400	Jones Lang LaSalle, Inc.	63,944
40,209	JPMorgan Chase & Co.	2,655,000
828	Kearny Financial Corp.(a)	10,491
650	Kemper Corp.	24,213
925	Kennedy-Wilson Holdings, Inc.	22,274
9,023	KeyCorp	119,013
1,000	Kilroy Realty Corp.(b)	63,280
4,650	Kimco Realty Corp.(b)	123,039
1,125	Kite Realty Group Trust(b)	29,171
300	Lakeland Financial Corp.(a)	13,986
700	Lamar Advertising Co., Class A(a) (b)	41,986
1,000	LaSalle Hotel Properties(a) (b)	25,160
375	LegacyTexas Financial Group, Inc.(a)	9,383
1,200	Legg Mason, Inc.	47,076
90	LendingTree, Inc.†(a)	8,035
4,282	Leucadia National Corp.	74,464
1,875	Lexington Realty Trust (a) (b)	15,000
1,525	Liberty Property Trust(b)	47,351
2,775	Lincoln National Corp.	139,472
3,925	Loews Corp.	150,720
200	LPL Financial Holdings, Inc.(a)	8,530
350	LTC Properties, Inc.(b)	15,099
1,172	M&T Bank Corp.	142,023
1,751	Macerich Co. (The)(b)	141,288
1,025	Mack-Cali Realty Corp.(a)	23,934

Shares		Value
Financials — (continued)
675	Maiden Holdings, Ltd.(a)	$10,064
475	Main Street Capital Corp.(a)	13,813
138	Markel Corp.†(a)	121,902
350	MarketAxess Holdings, Inc.(a)	39,056
5,820	Marsh & McLennan Cos., Inc.	322,719
865	MB Financial, Inc.(a)	28,000
1,900	MBIA, Inc.†(a)	12,312
2,531	McGraw Hill Financial, Inc.	249,506
600	Medallion Financial Corp.(a)	4,224
1,500	Medical Properties Trust, Inc.(a) (b)	17,265
300	Mercury General Corp.	13,971
10,671	MetLife, Inc.	514,449
4,000	MFA Financial, Inc. (a) (b)	26,400
1,500	MGIC Investment Corp.†	13,245
914	Mid-America Apartment Communities, Inc.(b)	83,000
2,300	Monogram Residential Trust, Inc.(b)	22,448
1,784	Moody's Corp.	179,007
17,225	Morgan Stanley	547,927
997	MSCI, Inc., Class A	71,914
1,325	NASDAQ OMX Group, Inc. (The)	77,075
525	National General Holdings Corp.	11,477
325	National Health Investors, Inc.(a) (b)	19,783
400	National Interstate Corp.(a)	10,680
1,050	National Penn Bancshares, Inc.	12,947
1,200	National Retail Properties, Inc.,	48,060
3,100	Navient Corp.	35,495
500	NBT Bancorp, Inc.(a)	13,940
325	Nelnet, Inc., Class A	10,910
650	New Mountain Finance Corp.(a)	8,463
1,400	New Residential Investment Corp.(b)	17,024
695	New Senior Investment Group, Inc.(a) (b)	6,853
5,087	New York Community Bancorp, Inc.(a)	83,020
2,000	New York, Inc.(b)	23,000
695	Newcastle Investment Corp.(a) (b)	2,836
2,650	Northern Trust Corp.	191,039
2,153	NorthStar Asset Management Group, Inc.	26,137
542	NorthStar Realty Europe Corp.(a) (b)	6,401
1,626	NorthStar Realty Finance Corp.(a) (b)	27,691
875	Northwest Bancshares, Inc.(a)	11,716
1,400	Oaktree Capital Group LLC, Class A	66,808
432	OFG Bancorp(a)	3,162
1,500	Old National Bancorp	20,340
2,161	Old Republic International Corp.	40,259
400	Old Second Bancorp, Inc.†	3,136
1,725	Omega Healthcare Investors, Inc.(a) (b)	60,341
600	OneBeacon Insurance Group, Ltd., Class A(a)	7,446
600	OneMain Holdings, Inc., Class A†(a)	24,924
400	Oritani Financial Corp.(a)	6,600
336	Outfront Media, Inc.(a) (b)	7,335
1,267	PacWest Bancorp	54,608
1,800	Paramount Group, Inc.(b)	32,580
187	Park National Corp.	16,920
1,100	Parkway Properties, Inc.(a) (b)	17,193
425	PartnerRe, Ltd.	59,390
1,000	Pebblebrook Hotel Trust(a) (b)	28,020
775	Pennsylvania Real Estate Investment Trust(a) (b)	16,949
775	PennyMac Mortgage Investment Trust(b)	11,827
2,997	People's United Financial, Inc.(a)	48,402
573	PHH Corp.†	9,283
62	Phoenix, Inc.†(a)	2,296
900	Physicians Realty Trust(b)	15,174

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Financials — (continued)
2,100	Piedmont Office Realty Trust, Inc., Class A(b)	$39,648
350	Pinnacle Financial Partners, Inc.	17,976
300	Piper Jaffray Cos.†	12,120
1,809	Plum Creek Timber Co., Inc.(b)	86,325
5,606	PNC Financial Services Group, Inc.	534,308
1,157	Popular, Inc.	32,789
600	Post Properties, Inc.(b)	35,496
400	Potlatch Corp.	12,096
600	PRA Group, Inc.†(a)	20,814
200	Preferred Bank	6,604
300	Primerica, Inc.(a)	14,169
2,550	Principal Financial Group, Inc.	114,699
697	PrivateBancorp, Inc., Class A(a)	28,591
530	ProAssurance Corp.	25,721
5,875	Progressive Corp. (The)	186,825
5,960	Prologis, Inc.(b)	255,803
3,375	Prospect Capital Corp.(a)	23,558
500	Prosperity Bancshares, Inc.	23,930
600	Provident Financial Services, Inc.(a)	12,090
4,863	Prudential Financial, Inc.	395,897
300	PS Business Parks, Inc.	26,229
1,655	Public Storage(b)	409,944
2,077	Pzena Investment Management, Inc., Class A(a)	17,862
300	QTS Realty Trust†	13,533
2,145	Radian Group, Inc.(a)	28,722
66	RAIT Financial Trust(a) (b)	178
1,000	Ramco-Gershenson Properties Trust(a) (b)	16,610
1,225	Raymond James Financial, Inc.	71,013
1,501	Rayonier, Inc.(a) (b)	33,322
2,000	Realty Income Corp.(a) (b)	103,260
1,200	Redwood Trust, Inc.(b)	15,840
1,025	Regency Centers Corp.(b)	69,823
14,006	Regions Financial Corp.	134,458
687	Reinsurance Group of America, Inc., Class A	58,773
400	RenaissanceRe Holdings, Ltd.	45,276
400	Renasant Corp.	13,764
315	Republic Bancorp, Inc., Class A(a)	8,319
250	Resource America, Inc., Class A(a)	1,533
50	Resource Capital(a) (b)	638
725	Retail Opportunity Investments Corp.(b)	12,978
725	Retail Properties of America, Inc., Class A	10,708
425	RLI Corp.(a)	26,244
1,500	RLJ Lodging Trust(a)	32,445
73	RMR Group, Inc.†(a)	1,057
174	Rouse Properties, Inc.(a) (b)	2,533
525	Ryman Hospitality Properties, Inc.(b)	27,111
350	S&T Bancorp, Inc.	10,787
675	Sabra Health Care, Inc.(b)	13,655
200	Saul Centers, Inc.(b)	10,254
150	Seacoast Banking Corp of Florida†(a) (c)	2,247
1,300	SEI Investments Co.	68,120
350	Select Income (a) (b)	6,937
600	Selective Insurance Group, Inc.	20,148
2,750	Senior Housing Properties Trust(b)	40,810
600	Seritage Growth Properties(a) (b)	24,132
494	Signature Bank†(a)	75,765
152	Silver Bay Realty Trust Corp.(b)	2,380
200	Simmons First National Corp., Class A(a)	10,272
3,493	Simon Property Group, Inc.(b)	679,179
1,157	SL Green Realty Corp.(b)	130,718
4,300	SLM Corp.†	28,036
500	Solar Capital, Ltd.	8,215
300	South State Corp.	21,585

Shares		Value
Financials — (continued)
315	Southside Bancshares, Inc.(a)	$7,566
50	Southwest Bancorp, Inc.	874
450	Sovran Self Storage, Inc.	48,290
4,000	Spirit Realty Capital, Inc.(b)	40,080
500	St. Joe Co. (The)†(a)	9,255
450	STAG Industrial, Inc.(a) (b)	8,303
354	StanCorp Financial Group, Inc.	40,314
2,550	Starwood Property Trust, Inc.(b)	52,428
415	Starwood Waypoint Residential Trust(b)	9,396
400	State Auto Financial Corp.	8,236
4,765	State Street Corp.	316,205
1,113	Sterling Bancorp(a)	18,053
300	Stewart Information Services Corp.	11,199
640	Stifel Financial Corp.†	27,110
675	STORE Capital Corp.(b)	15,660
50	Suffolk Bancorp	1,418
975	Summit Hotel Properties, Inc.(b)	11,651
164	Sun Bancorp, Inc.†(a)	3,385
500	Sun Communities, Inc.(b)	34,265
2,343	Sunstone Hotel Investors, Inc.(b)	29,264
5,780	SunTrust Banks, Inc.	247,615
501	SVB Financial Group†	59,569
1,000	Symetra Financial Corp.(a)	31,770
9,425	Synchrony Financial†	286,614
1,547	Synovus Financial Corp.	50,092
2,754	T Rowe Price Group, Inc.	196,883
1,300	Tanger Factory Outlet Centers, Inc.(b)	42,510
800	Taubman Centers, Inc.(b)	61,376
1,500	TCF Financial Corp.	21,180
3,153	TD Ameritrade Holding Corp.(a)	109,441
50	Tejon Ranch Co.†	958
575	Terreno Realty Corp.(a) (b)	13,007
384	Texas Capital Bancshares, Inc.†	18,977
1,250	TFS Financial Corp.	23,537
1,250	Torchmark Corp.(a)	71,450
103	Towne Bank(a)	2,150
3,436	Travelers Cos., Inc. (The)	387,787
350	Triangle Capital Corp.(a)	6,689
409	TriCo Bancshares	11,223
1,208	TrustCo Bank Corp. NY(a)	7,417
1,000	Trustmark Corp.(a)	23,040
4,125	Two Harbors Investment Corp.(b)	33,413
19,334	U.S. Bancorp	824,982
2,853	UDR, Inc. (a) (b)	107,187
400	UMB Financial Corp.	18,620
2,275	Umpqua Holdings Corp.	36,173
575	Union Bankshares Corp.	14,513
832	United Bankshares, Inc.(a)	30,776
474	United Community Banks, Inc.	9,238
317	United Community Financial Corp.(a)	1,870
542	United Financial Bancorp, Inc.	6,981
300	United Fire Group, Inc.	11,493
391	United Security Bancshares†	2,087
200	Universal Health Realty Income Trust(b)	10,002
2,432	Unum Group	80,961
1,286	Urban Edge Properties(b)	30,157
500	Urstadt Biddle Properties, Inc., Class A(b)	9,620
1,083	Validus Holdings, Ltd.	50,132
2,225	Valley National Bancorp(a)	21,916
3,615	Ventas, Inc.(b)	203,994
8,775	VEREIT, Inc.(a) (b)	69,498
48	Virtus Investment Partners, Inc.(a)	5,638
2,072	Vornado Realty Trust(b)	207,117
1,875	Voya Financial, Inc.	69,206
987	W.R. Berkley Corp.	54,038
1,125	Waddell & Reed Financial, Inc., Class A(a)	32,243

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Financials — (continued)
220	Walter Investment Management Corp.†(a)	$3,128
733	Washington Federal, Inc.	17,467
1,250	Washington Real Estate Investment Trust(a) (b)	33,825
400	Washington Trust Bancorp, Inc.	15,808
1,100	Webster Financial Corp.	40,909
1,700	Weingarten Realty Investors(b)	58,786
50,292	Wells Fargo & Co.	2,733,873
3,962	Welltower, Inc.(b)	269,535
350	WesBanco, Inc.(a)	10,507
383	Westamerica Bancorporation(a)	17,905
1,150	Western Alliance Bancorp†	41,239
200	Westfield Financial, Inc.(a)	1,680
5,083	Weyerhaeuser Co. (b)	152,388
80	White Mountains Insurance Group, Ltd.	58,145
700	Wilshire Bancorp, Inc.(a)	8,085
425	Wintrust Financial Corp.	20,621
750	WisdomTree Investments, Inc.(a)	11,760
100	World Acceptance Corp.†(a)	3,710
2,292	WP Glimcher, Inc.(b)	24,318
2,280	Zions Bancorporation	62,244
		40,967,668
Health Care — 13.5%
15,975	Abbott Laboratories	717,437
14,200	AbbVie, Inc.	841,208
350	ABIOMED, Inc.†	31,598
475	Acadia Healthcare Co., Inc.†(a)	29,668
625	ACADIA Pharmaceuticals, Inc.†(a)	22,281
300	Accretive Health, Inc.†(a)	960
375	Acorda Therapeutics, Inc.†(a)	16,042
300	Aegerion Pharmaceuticals, Inc.†(a)	3,030
3,768	Aetna, Inc.	407,396
200	Affymetrix, Inc.†(a)	2,018
3,346	Agilent Technologies, Inc.	139,896
300	Agios Pharmaceuticals, Inc.†(a)	19,476
300	Air Methods Corp.†(a)	12,579
900	Akorn, Inc.†(a)	33,579
700	Albany Molecular Research, Inc.†(a)	13,895
300	Alder Biopharmaceuticals, Inc.†(a)	9,909
850	Alere, Inc.†	33,226
1,828	Alexion Pharmaceuticals, Inc.†	348,691
750	Align Technology, Inc.†(a)	49,387
1,300	Alkermes PLC†(a)	103,194
3,782	Allergan PLC†	1,181,875
140	Alliance HealthCare Services, Inc.†	1,285
1,825	Allscripts Healthcare Solutions, Inc.†	28,068
713	Alnylam Pharmaceuticals, Inc.†(a)	67,122
100	AMAG Pharmaceuticals, Inc.†(a)	3,019
201	Amedisys, Inc.†	7,903
2,322	AmerisourceBergen Corp., Class A	240,815
7,187	Amgen, Inc.	1,166,666
1,225	Amicus Therapeutics, Inc.†(a)	11,883
250	AMN Healthcare Services, Inc.†	7,762
375	Amsurg Corp., Class A†	28,500
475	Anacor Pharmaceuticals, Inc.†	53,661
130	Analogic Corp.	10,738
500	Anika Therapeutics, Inc.†(a)	19,080
2,885	Anthem, Inc.	402,284
1,775	ARIAD Pharmaceuticals, Inc.†	11,094
600	Arrowhead Research Corp.†(a)	3,690
45	Asterias Biotherapeutics, Inc.†(a)	177
321	athenahealth, Inc.†(a)	51,671
7,413	Baxalta, Inc.(a)	289,329
5,838	Baxter International, Inc.	222,720

Shares		Value
Health Care — (continued)
2,255	Becton Dickinson and Co.	$347,473
2,081	Biogen, Inc.†	637,514
1,075	BioMarin Pharmaceutical, Inc.†	112,617
300	Bio-Rad Laboratories, Inc., Class A†	41,598
332	Bio-Techne Corp.(a)	29,880
286	Bluebird Bio, Inc.†(a)	18,367
12,139	Boston Scientific Corp.†	223,843
17,775	Bristol-Myers Squibb Co.	1,222,742
2,194	Brookdale Senior Living, Inc., Class A†	40,501
1,500	Bruker Corp.†(a)	36,405
725	C.R. Bard, Inc.	137,344
350	Cambrex Corp.†	16,481
300	Cantel Medical Corp.	18,642
100	Capital Senior Living Corp.†(a)	2,086
3,513	Cardinal Health, Inc.	313,606
325	Cardiovascular Systems, Inc.†(a)	4,914
550	Catalent, Inc.†(a)	13,766
8,658	Celgene Corp.†	1,036,882
927	Celldex Therapeutics, Inc.†(a)	14,535
960	Centene Corp.†(a)	63,178
500	Cepheid, Inc.†(a)	18,265
2,850	Cerner Corp.†(a)	171,485
500	Charles River Laboratories International, Inc.†	40,195
136	Chemed Corp.(a)	20,373
300	Chimerix, Inc.†(a)	2,685
2,763	Cigna Corp.	404,310
300	Clovis Oncology, Inc.†(a)	10,500
832	Community Health Systems, Inc.†	22,073
100	Computer Programs & Systems, Inc.(a)	4,975
300	CONMED Corp.	13,215
400	Cooper Cos., Inc. (The)(a)	53,680
226	CTI BioPharma Corp.†(a)	278
91	Cynosure, Inc., Class A†	4,065
1,808	DaVita HealthCare Partners, Inc.†	126,036
1,500	DENTSPLY International, Inc.	91,275
675	Depomed, Inc.†(a)	12,238
820	DexCom, Inc.†	67,158
1,200	Dyax Corp.†(a)	45,144
425	Dynavax Technologies Corp.†	10,268
1,800	Edwards Lifesciences Corp.†	142,164
10,377	Eli Lilly & Co.	874,366
293	Emergent BioSolutions, Inc.†(a)	11,723
922	Endo International PLC†(a)	56,445
700	Endologix, Inc.†(a)	6,930
600	Ensign Group, Inc. (The)(a)	13,578
600	Envision Healthcare Holdings, Inc.†	15,582
775	Exact Sciences Corp.†(a)	7,153
800	Exelixis, Inc.†(a)	4,512
7,837	Express Scripts Holding Co.†	685,032
100	Five Star Quality Care, Inc.†(a)	318
500	Galena Biopharma, Inc.†(a)	735
700	Genesis Healthcare, Inc., Class A†(a)	2,429
500	Genomic Health, Inc.†(a)	17,600
1,100	Geron Corp.†(a)	5,324
13,692	Gilead Sciences, Inc.	1,385,493
300	Greatbatch, Inc.†	15,750
550	Haemonetics Corp.†	17,732
1,700	Halozyme Therapeutics, Inc.†(a)	29,461
597	Halyard Health, Inc.†(a)	19,946
350	Hanger, Inc.†(a)	5,757
500	HCA Holdings, Inc.†	33,815
900	Health Net, Inc.†(a)	61,614
1,100	HealthSouth Corp.(a)	38,291
170	HeartWare International, Inc.†(a)	8,568

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Health Care — (continued)
772	Henry Schein, Inc.†	$122,123
600	Hill-Rom Holdings, Inc.	28,836
925	HMS Holdings Corp.†(a)	11,415
2,452	Hologic, Inc.†	94,868
1,125	Horizon Pharma PLC†(a)	24,379
1,355	Humana, Inc.	241,881
200	ICU Medical, Inc.†	22,556
818	IDEXX Laboratories, Inc.†	59,649
1,262	Illumina, Inc.†(a)	242,235
1,000	ImmunoGen, Inc.†(a)	13,570
1,000	Impax Laboratories, Inc.†(a)	42,760
825	IMS Health Holdings, Inc.†	21,013
1,700	Incyte Corp., Ltd.†	184,365
600	Infinity Pharmaceuticals, Inc.†	4,710
475	Insulet Corp.†	17,960
300	Integra LifeSciences Holdings Corp.†	20,334
137	Intercept Pharmaceuticals, Inc.†(a)	20,461
400	Intrexon Corp.†(a)	12,060
365	Intuitive Surgical, Inc.†	199,348
700	Ionis Pharmaceuticals, Inc.†	43,351
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	11,590
29,663	Johnson & Johnson	3,046,983
975	Keryx Biopharmaceuticals, Inc.†(a)	4,924
587	Kindred Healthcare, Inc.(a)	6,991
300	Kite Pharma, Inc.†(a)	18,486
1,049	Laboratory Corp. of America Holdings†	129,698
300	Lannett Co., Inc.†(a)	12,036
600	LHC Group, Inc.†	27,174
565	LifePoint Health, Inc.†(a)	41,471
164	Ligand Pharmaceuticals, Inc., Class B†(a)	17,781
300	LivaNova PLC†	17,811
100	Magellan Health, Inc.†	6,166
600	Masimo Corp.†	24,906
2,358	McKesson Corp.	465,068
400	MedAssets, Inc.†(a)	12,376
650	Medicines Co. (The)†(a)	24,271
425	Medidata Solutions, Inc.†(a)	20,948
1,694	Medivation, Inc.†	81,888
900	MEDNAX, Inc.†	64,494
28,405	Merck & Co., Inc.	1,500,352
375	Meridian Bioscience, Inc.(a)	7,695
200	Mettler-Toledo International, Inc.†	67,826
600	MGC Diagnostics Corp.†(a)	3,948
300	Molina Healthcare, Inc.†(a)	18,039
200	Momenta Pharmaceuticals, Inc.†	2,968
3,675	Mylan NV†(a)	198,707
450	Myriad Genetics, Inc.†(a)	19,422
375	Natus Medical, Inc.†	18,019
950	Nektar Therapeutics†(a)	16,008
350	Neogen Corp.†	19,782
800	Neurocrine Biosciences, Inc.†	45,256
300	NewLink Genetics Corp.†(a)	10,917
2,150	Novavax, Inc.†(a)	18,039
400	NuVasive, Inc.†	21,644
1,000	NxStage Medical, Inc.†	21,910
375	Omnicell, Inc.†	11,655
300	Ophthotech Corp.†	23,559
3,000	OPKO Health, Inc.†(a)	30,150
750	Orexigen Therapeutics, Inc.†(a)	1,290
300	Orthofix International NV†	11,763
575	Owens & Minor, Inc.(a)	20,688
375	Pacira Pharmaceuticals, Inc.†(a)	28,796
6	Paratek Pharmaceuticals, Inc.†(a)	114
600	PAREXEL International Corp.†(a)	40,872

Shares		Value
Health Care — (continued)
950	Patterson Cos., Inc.(a)	$42,949
1,092	PerkinElmer, Inc.	58,498
5	Pernix Therapeutics Holdings, Inc.†(a)	15
65,512	Pfizer, Inc.	2,114,727
381	PharMerica Corp.†	13,335
300	Portola Pharmaceuticals, Inc., Class A†	15,435
400	POZEN, Inc.†(a)	2,732
300	PRA Health Sciences, Inc.†(a)	13,581
350	Premier, Inc., Class A†(a)	12,345
350	Prestige Brands Holdings, Inc.†	18,018
800	Progenics Pharmaceuticals, Inc.†(a)	4,904
200	Providence Service Corp. (The)†	9,384
254	Puma Biotechnology, Inc.†(a)	19,914
575	Quality Systems, Inc.	9,269
1,475	Quest Diagnostics, Inc.	104,932
300	Quidel Corp.†	6,360
750	Quintiles Transnational Holdings, Inc.†	51,495
675	Raptor Pharmaceutical Corp.†	3,510
697	Regeneron Pharmaceuticals, Inc.†	378,380
1,400	ResMed, Inc.	75,166
1,600	Rigel Pharmaceuticals, Inc.†(a)	4,848
418	RTI Surgical, Inc.†(a)	1,659
600	Sagent Pharmaceuticals, Inc.†(a)	9,546
300	Sangamo BioSciences, Inc.†(a)	2,739
400	Sarepta Therapeutics, Inc.†(a)	15,432
100	SeaSpine Holdings Corp.†	1,718
925	Seattle Genetics, Inc.†(a)	41,514
1,250	Select Medical Holdings Corp.(a)	14,888
1,500	Sequenom, Inc.†(a)	2,460
600	Simulations Plus, Inc.(a)	5,946
650	Sirona Dental Systems, Inc.†	71,221
475	Spectranetics Corp.†(a)	7,154
2,950	St. Jude Medical, Inc.	182,221
350	STERIS PLC	26,369
3,791	Stryker Corp.	352,336
50	Symmetry Surgical, Inc.†	460
675	Team Health Holdings, Inc.†(a)	29,626
400	Teleflex, Inc.(a)	52,580
1,231	Tenet Healthcare Corp.†(a)	37,299
300	Tetraphase Pharmaceuticals, Inc.†(a)	3,009
1,275	TherapeuticsMD, Inc.†(a)	13,222
1,000	Theravance, Inc.(a)	10,540
4,256	Thermo Fisher Scientific, Inc.	603,714
207	Ultragenyx Pharmaceutical, Inc.†(a)	23,221
400	United Therapeutics Corp.†(a)	62,644
9,651	UnitedHealth Group, Inc.	1,135,344
500	Universal American Corp.(a)	3,500
940	Universal Health Services, Inc., Class B	112,321
1,200	Varian Medical Systems, Inc.†	96,960
300	Vascular Solutions, Inc.†	10,317
825	VCA, Inc.†	45,375
425	Veeva Systems, Inc., Class A†(a)	12,261
2,114	Vertex Pharmaceuticals, Inc.†	266,005
900	Waters Corp.†	121,122
450	WellCare Health Plans, Inc.†	35,195
650	West Pharmaceutical Services, Inc.	39,143
773	Wright Medical Group NV†(a)	18,691
1,660	Zimmer Biomet Holdings, Inc.(a)	170,299
64	ZIOPHARM Oncology, Inc.†(a)	532
1,250	Zoetis, Inc., Class A	59,900
		29,836,357
Industrials — 10.8%
6,814	3M Co.	1,026,461
525	AAON, Inc.(a)	12,191
500	ABM Industries, Inc.	14,235

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Industrials — (continued)
300	Acacia Research Corp.(a)	$1,287
300	Acme United Corp.	5,100
590	Actuant Corp., Class A(a)	14,136
375	Acuity Brands, Inc.(a)	87,675
1,675	ADT Corp.(a)	55,241
400	Advisory Board Co. (The)†	19,844
1,427	AECOM†(a)	42,853
500	Aerojet Rocketdyne Holdings, Inc.†(a)	7,830
700	AGCO Corp.(a)	31,773
1,000	Air Lease Corp., Class A(a)	33,480
1,200	Aircastle, Ltd.(a)	25,068
1,134	Alaska Air Group, Inc.(a)	91,298
400	Albany International Corp., Class A	14,620
153	Allegiant Travel Co., Class A	25,678
300	Altra Industrial Motion Corp.(a)	7,524
100	AMERCO	38,950
7,611	American Airlines Group, Inc.	322,326
300	American Railcar Industries, Inc.(a)	13,884
130	American Woodmark Corp.†	10,397
2,512	AMETEK, Inc.	134,618
3,275	AMR Corp., Escrow†	—
850	AO Smith Corp.	65,119
200	Apogee Enterprises, Inc.	8,702
375	Applied Industrial Technologies, Inc.	15,184
300	ArcBest Corp.	6,417
200	Armstrong World Industries, Inc.†	9,146
200	Astec Industries, Inc.	8,140
300	Astronics Corp.†	12,213
45	Astronics Corp., Class B†	1,829
300	Atlas Air Worldwide Holdings, Inc.†	12,402
1,192	Avis Budget Group, Inc.†(a)	43,258
225	AZZ, Inc.	12,503
1,134	B/E Aerospace, Inc.(a)	48,048
1,437	Babcock & Wilcox Co., Class W†	45,653
718	Babcock & Wilcox Enterprises, Inc.†	14,985
600	Barnes Group, Inc.	21,234
500	Beacon Roofing Supply, Inc.†	20,590
7,313	Boeing Co. (The)	1,057,387
445	Brady Corp., Class A	10,226
450	Briggs & Stratton Corp.	7,785
450	Brink's Co. (The)	12,987
450	Builders FirstSource, Inc.†	4,986
423	Carlisle Cos., Inc.	37,516
100	Casella Waste Systems, Inc., Class A†(a)	598
6,436	Caterpillar, Inc.(a)	437,391
1,300	CBIZ, Inc.†(a)	12,818
400	CDI Corp.(a)	2,704
300	CEB, Inc.	18,417
400	CECO Environmental Corp.	3,072
300	Celadon Group, Inc.(a)	2,967
800	Cenveo, Inc.†(a)	697
1,500	CH Robinson Worldwide, Inc.	93,030
1,032	Cintas Corp.	93,964
184	CIRCOR International, Inc.(a)	7,756
1,000	Civeo Corp.†	1,420
400	CLARCOR, Inc.(a)	19,872
400	Clean Harbors, Inc.†(a)	16,660
925	Colfax Corp.†	21,599
400	Columbus McKinnon Corp.(a)	7,560
300	Comfort Systems USA, Inc.	8,526
300	Commercial Vehicle Group, Inc.†(a)	828
1,400	Copart, Inc.†	53,214
1,750	Covanta Holding Corp.	27,107
100	Covenant Transportation Group, Inc., Class A†	1,889
625	Crane Co.	29,900

Shares		Value
Industrials — (continued)
9,400	CSX Corp.	$243,930
300	Cubic Corp.	14,175
1,762	Cummins, Inc.	155,074
300	Curtiss-Wright Corp.	20,550
6,488	Danaher Corp.	602,605
3,155	Deere & Co.(a)	240,632
9,400	Delta Air Lines, Inc.	476,486
500	Deluxe Corp.	27,270
750	DigitalGlobe, Inc.†(a)	11,745
925	Donaldson Co., Inc.(a)	26,510
1,718	Dover Corp.(a)	105,331
313	Dun & Bradstreet Corp.	32,530
100	DXP Enterprises, Inc.†(a)	2,280
350	Dycom Industries, Inc.†	24,486
400	Dynamic Materials Corp.(a)	2,796
5	Eagle Bulk Shipping, Inc.†(a)	17
4,971	Eaton Corp. PLC	258,691
500	EMCOR Group, Inc.	24,020
7,403	Emerson Electric Co.	354,085
700	Empire Resources, Inc.(a)	2,597
200	Encore Wire Corp.	7,418
500	Energy Recovery, Inc.†(a)	3,535
375	EnerSys, Inc.	20,974
179	Engility Holdings, Inc.(a)	5,814
50	Ennis, Inc.	962
178	EnPro Industries, Inc.(a)	7,804
1,293	Equifax, Inc.	144,001
200	ESCO Technologies, Inc.	7,228
290	Esterline Technologies Corp.†	23,490
1,850	Expeditors International of Washington, Inc.	83,435
270	Exponent, Inc.	13,486
2,900	Fastenal Co.(a)	118,378
1,000	Federal Signal Corp.	15,850
2,632	FedEx Corp.	392,142
1,115	Flowserve Corp.(a)	46,919
1,386	Fluor Corp.(a)	65,447
1,300	Fortune Brands Home & Security, Inc.(a)	72,150
300	Forward Air Corp.(a)	12,903
600	Franklin Electric Co., Inc.	16,218
500	FreightCar America, Inc.	9,715
600	FTI Consulting, Inc.†(a)	20,796
700	Fuel Tech, Inc.†(a)	1,323
300	Furmanite Corp.†(a)	1,998
300	G&K Services, Inc., Class A	18,870
325	GATX Corp.(a)	13,829
625	General Cable Corp.(a)	8,394
2,811	General Dynamics Corp.	386,119
107,596	General Electric Co.	3,351,615
585	Genessee & Wyoming, Inc., Class A†	31,409
507	Gorman-Rupp Co. (The)(a)	13,552
662	Graco, Inc.(a)	47,710
400	Granite Construction, Inc.	17,164
1,500	Great Lakes Dredge & Dock Corp.†(a)	5,940
550	Greenbrier Cos., Inc.(a)	17,941
350	Griffon Corp.(a)	6,230
325	H&E Equipment Services, Inc.(a)	5,681
850	Hardinge, Inc.	7,922
625	Hawaiian Holdings, Inc.†(a)	22,081
625	HD Supply Holdings, Inc.†	18,769
675	Healthcare Services Group, Inc.(a)	23,537
625	Heartland Express, Inc.(a)	10,637
350	HEICO Corp., Class A	17,220
200	Heidrick & Struggles International, Inc.(a)	5,444
600	Herman Miller, Inc.	17,220
2,150	Hertz Global Holdings, Inc.†(a)	30,594
1,050	Hexcel Corp.	48,772

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Industrials — (continued)
300	Hill International, Inc.†(a)	$1,164
625	Hillenbrand, Inc.(a)	18,519
400	HNI Corp.	14,424
8,807	Honeywell International, Inc.	912,141
350	Hub Group, Inc., Class A†	11,532
338	Hubbell, Inc., Class B	34,152
525	Huntington Ingalls Industries, Inc.	66,596
400	Hurco Cos., Inc.(a)	10,624
200	Huron Consulting Group, Inc.†	11,880
118	Hyster-Yale Materials Handling, Inc.(a)	6,189
675	IDEX Corp.	51,712
694	IHS, Inc., Class A†	82,191
3,394	Illinois Tool Works, Inc.	314,556
875	Industrial Services of America, Inc.†(a)	1,137
500	InnerWorkings, Inc.†	3,750
100	Innovative Solutions & Support, Inc.†	276
336	Insperity, Inc.(a)	16,178
500	Integrated Electrical Services, Inc.†(a)	5,535
500	Interface, Inc., Class A	9,570
400	International Shipholding Corp.(a)	580
400	Intersections, Inc.†(a)	1,148
1,100	ITT Corp.	39,952
1,250	Jacobs Engineering Group, Inc.†(a)	52,437
852	JB Hunt Transport Services, Inc.(a)	62,503
1,750	JetBlue Airways Corp.†	39,638
251	John Bean Technologies Corp.	12,507
875	Joy Global, Inc.(a)	11,034
200	Kadant, Inc.	8,122
300	Kaman Corp.	12,243
1,152	Kansas City Southern(a)	86,020
400	KAR Auction Services, Inc.	14,812
1,550	KBR, Inc.	26,226
400	Kelly Services, Inc., Class A	6,460
800	Kennametal, Inc.	15,360
150	Kforce, Inc.	3,792
700	Kimball International, Inc., Class B	6,839
600	Kirby Corp.†	31,572
617	KLX, Inc.†(a)	18,997
650	Knight Transportation, Inc.(a)	15,749
500	Knoll, Inc.	9,400
525	Korn/Ferry International	17,419
10	Kratos Defense & Security Solutions, Inc.†(a)	41
875	L-3 Communications Holdings, Inc., Class 3	104,571
300	Landstar System, Inc.(a)	17,595
600	Layne Christensen Co.†(a)	3,156
457	Lennox International, Inc.(a)	57,079
600	Lincoln Electric Holdings, Inc.(a)	31,134
200	Lindsay Corp.(a)	14,480
100	LMI Aerospace, Inc.†(a)	1,007
3,265	Lockheed Martin Corp.	708,995
700	LSI Industries, Inc.	8,533
1,075	Manitowoc Co., Inc. (The)(a)	16,501
702	Manpowergroup, Inc.	59,172
150	Marten Transport, Ltd.(a)	2,655
3,325	Masco Corp.	94,098
1,000	MasTec, Inc.†(a)	17,380
325	Matson, Inc.	13,855
400	Matthews International Corp., Class A	21,380
300	McGrath RentCorp	7,557
1,550	Meritor, Inc.†	12,942
300	MFRI, Inc.†	1,962
628	Middleby Corp.†(a)	67,742
406	Mobile Mini, Inc.(a)	12,639
300	Moog, Inc., Class A†	18,180

Shares		Value
Industrials — (continued)
350	MSA Safety, Inc.	$15,215
508	MSC Industrial Direct Co., Inc., Class A	28,585
600	Mueller Industries, Inc.	16,260
1,600	Mueller Water Products, Inc., Class A	13,760
1,500	Navigant Consulting, Inc.†	24,090
1,000	Navistar International Corp.†(a)	8,840
500	NCI Building Systems, Inc.†	6,205
100	NL Industries, Inc.†(a)	304
600	Nordson Corp.(a)	38,490
3,335	Norfolk Southern Corp.	282,108
300	Nortek, Inc.†(a)	13,086
2,128	Northrop Grumman Corp.	401,788
1,299	NOW, Inc.†(a)	20,550
900	Old Dominion Freight Line, Inc.†(a)	53,163
550	On Assignment, Inc.†	24,723
608	Orbital ATK, Inc.	54,319
500	Orion Energy Systems, Inc.†	1,085
650	Oshkosh Corp.(a)	25,376
1,100	Owens Corning	51,733
3,480	PACCAR, Inc.(a)	164,952
1,353	Parker-Hannifin Corp.	131,214
300	Patrick Industries, Inc.†	13,050
1,825	Pentair PLC(a)	90,392
2,125	Pitney Bowes, Inc.(a)	43,881
2,075	Plug Power, Inc.†(a)	4,378
250	PowerSecure International, Inc.†	3,762
1,364	Precision Castparts Corp.	316,462
475	Primoris Services Corp.(a)	10,464
1,000	Quanex Building Products Corp.	20,850
1,950	Quanta Services, Inc.†	39,488
600	Raven Industries, Inc.(a)	9,360
3,316	Raytheon Co.	412,941
300	RBC Bearings, Inc.†(a)	19,377
400	Regal Beloit Corp.	23,408
1,500	Republic Airways Holdings, Inc.†(a)	5,895
2,818	Republic Services, Inc., Class A	123,964
200	Resources Connection, Inc.(a)	3,268
325	Rexnord Corp.†	5,889
350	Roadrunner Transportation Systems, Inc.†	3,301
1,300	Robert Half International, Inc.	61,282
1,384	Rockwell Automation, Inc.(a)	142,012
1,125	Rockwell Collins, Inc.(a)	103,837
1,575	Rollins, Inc.	40,793
1,022	Roper Technologies, Inc.	193,965
1,000	RPX Corp.,†	11,000
1,850	RR Donnelley & Sons Co.(a)	27,232
375	Rush Enterprises, Inc., Class A†(a)	8,209
534	Ryder System, Inc.(a)	30,347
225	Saia, Inc.†(a)	5,006
400	Simpson Manufacturing Co., Inc.	13,660
620	Snap-on, Inc.	106,287
300	SolarCity Corp.†(a)	15,306
6,174	Southwest Airlines Co.	265,852
1,475	Spirit AeroSystems Holdings, Inc., Class A†	73,853
300	Spirit Airlines, Inc.†(a)	11,955
312	SPX Corp.	2,911
312	SPX FLOW, Inc.†	8,708
50	Standex International Corp.	4,158
1,619	Stanley Black & Decker, Inc.	172,796
875	Steelcase, Inc., Class A	13,038
916	Stericycle, Inc.†	110,470
300	Sun Hydraulics Corp.(a)	9,519
1,000	Swift Transportation Co., Class A†(a)	13,820
500	TAL International Group, Inc.	7,950

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Industrials — (continued)
650	TASER International, Inc.†(a)	$11,239
500	Team, Inc.†(a)	15,980
333	Teledyne Technologies, Inc.†	29,537
300	Tennant Co.	16,878
1,300	Terex Corp.	24,024
743	Tetra Tech, Inc.	19,333
700	Textainer Group Holdings, Ltd.(a)	9,877
2,975	Textron, Inc.	124,980
1,100	Timken Co.	31,449
312	Titan International, Inc.(a)	1,229
600	Toro Co. (The)	43,842
500	Towers Watson & Co., Class A	64,230
500	TransDigm Group, Inc.†	114,225
100	TRC Cos., Inc.†(a)	925
225	Trex Co., Inc.†(a)	8,559
1,550	Trinity Industries, Inc.	37,231
556	Triumph Group, Inc.	22,101
800	TrueBlue, Inc.†	20,608
500	Tutor Perini Corp.†(a)	8,370
400	Twin Disc, Inc.(a)	4,208
200	Ultralife Corp.†(a)	1,292
200	UniFirst Corp.	20,840
9,421	Union Pacific Corp.	736,722
3,330	United Continental Holdings, Inc.†	190,809
7,462	United Parcel Service, Inc., Class B	718,068
1,077	United Rentals, Inc.†(a)	78,125
9,697	United Technologies Corp.	931,591
300	Universal Forest Products, Inc.	20,511
500	US Ecology, Inc.(a)	18,220
1,075	USG Corp.†(a)	26,112
900	UTi Worldwide, Inc.†(a)	6,327
259	Valmont Industries, Inc.	27,459
122	Vectrus, Inc.†	2,549
1,400	Verisk Analytics, Inc., Class A†(a)	107,632
97	Veritiv Corp.†(a)	3,513
400	Viad Corp.	11,292
300	Vicor Corp.†(a)	2,736
300	Virgin America, Inc.†(a)	10,803
750	Volt Information Sciences, Inc.†(a)	6,105
50	Wabash National Corp.†(a)	592
562	WABCO Holdings, Inc.†	57,470
859	Wabtec Corp.(a)	61,092
1,137	Waste Connections, Inc.	64,036
4,050	Waste Management, Inc.	216,149
214	Watsco, Inc.	25,066
300	Watts Water Technologies, Inc., Class A	14,901
250	Werner Enterprises, Inc.(a)	5,848
300	WESCO International, Inc.†(a)	13,104
425	West Corp.	9,167
500	Woodward, Inc.	24,830
685	WW Grainger, Inc.(a)	138,774
655	XPO Logistics, Inc.†(a)	17,849
1,600	Xylem, Inc.	58,400
		23,793,555
Information Technology — 19.7%
1,423	3D Systems Corp.†(a)	12,366
1,185	ACI Worldwide, Inc.†	25,359
5,288	Activision Blizzard, Inc.(a)	204,698
100	Actua Corp.†(a)	1,145
800	Acxiom Corp.†	16,736
600	ADDvantage Technologies Group, Inc.†(a)	1,074
4,946	Adobe Systems, Inc.†	464,627
700	Advanced Energy Industries, Inc.†	19,761
6,750	Advanced Micro Devices, Inc.†(a)	19,372

Shares		Value
Information Technology — (continued)
500	Aehr Test Systems†	$940
500	Agilysys, Inc.†(a)	4,995
1,759	Akamai Technologies, Inc.†	92,576
608	Alliance Data Systems Corp.†	168,155
6,040	Alphabet, Inc., Class C†	4,583,635
1,050	Amkor Technology, Inc.†	6,384
2,550	Amphenol Corp., Class A	133,187
32	Amtech Systems, Inc.†(a)	200
3,050	Analog Devices, Inc.	168,726
278	Anixter International, Inc.†	16,788
922	ANSYS, Inc.†	85,285
62,139	Apple, Inc.	6,540,751
11,608	Applied Materials, Inc.	216,721
1,500	Applied Micro Circuits Corp.†(a)	9,555
1,529	ARRIS Group, Inc.†(a)	46,742
800	Arrow Electronics, Inc.†	43,344
1,000	Aspen Technology, Inc.†	37,760
5,250	Atmel Corp.	45,202
2,350	Autodesk, Inc.†	143,185
5,069	Automatic Data Processing, Inc.	429,446
1,200	Avnet, Inc.	51,408
1,000	AVX Corp.	12,140
289	Axcelis Technologies, Inc.†	749
200	Badger Meter, Inc.(a)	11,718
300	Bel Fuse, Inc., Class B(a)	5,187
400	Belden, Inc.	19,072
1,150	Benchmark Electronics, Inc.†	23,771
298	Black Box Corp.	2,840
300	Black Knight Financial Services, Inc., Class A†(a)	9,918
300	Blackbaud, Inc.	19,758
250	Blucora, Inc.†(a)	2,450
1,000	Booz Allen Hamilton Holding Corp., Class A	30,850
375	Bottomline Technologies de, Inc.†(a)	11,149
5,290	Broadcom Corp., Class A	305,868
1,175	Broadridge Financial Solutions, Inc.	63,133
300	BroadSoft, Inc.†	10,608
4,475	Brocade Communications Systems, Inc.	41,080
106	Brooks Automation, Inc.	1,132
3,622	CA, Inc.	103,444
100	Cabot Microelectronics Corp.†	4,378
199	CACI International, Inc., Class A†	18,463
3,177	Cadence Design Systems, Inc.†(a)	66,113
400	CalAmp Corp.†	7,972
175	Calix, Inc.†	1,377
200	Callidus Software, Inc.†	3,714
475	Cardtronics, Inc.†(a)	15,984
200	Cascade Microtech, Inc.†	3,250
500	Cavium, Inc.†(a)	32,855
300	CDW Corp.	12,612
900	Ciber, Inc.†(a)	3,159
997	Ciena Corp.†(a)	20,628
400	Cirrus Logic, Inc.†(a)	11,812
55,048	Cisco Systems, Inc.	1,494,828
1,575	Citrix Systems, Inc.†	119,149
1,000	Cognex Corp.	33,770
6,548	Cognizant Technology Solutions Corp., Class A†	393,011
100	Coherent, Inc.†	6,511
1,150	CommScope Holding Co., Inc.†	29,773
375	CommVault Systems, Inc.†	14,756
1,255	Computer Sciences Corp.(a)	41,013
400	comScore, Inc.†	16,460
100	Comtech Telecommunications Corp.(a)	2,009
400	Constant Contact, Inc.†	11,696

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Information Technology — (continued)
1,300	Convergys Corp.(a)	$32,357
1,152	CoreLogic, Inc.†	39,007
500	Cornerstone OnDemand, Inc.†	17,265
13,744	Corning, Inc.	251,240
325	CoStar Group, Inc.†	67,174
284	Covisint Corp.†(a)	710
425	Cray, Inc.†	13,791
1,200	Cree, Inc.†	32,004
200	Crexendo, Inc.†(a)	222
378	CSG Systems International, Inc.(a)	13,600
1,255	CSRA, Inc.	37,650
100	CTS Corp.	1,764
1,625	Cypress Semiconductor Corp.(a)	15,941
800	Daktronics, Inc.(a)	6,976
600	Datalink Corp.†	4,080
300	Demandware, Inc.†(a)	16,191
388	DHI Group, Inc.†(a)	3,558
650	Diebold, Inc.(a)	19,558
51	Digital Ally, Inc.†	322
300	Diodes, Inc.†	6,894
600	Dolby Laboratories, Inc., Class A(a)	20,190
400	DST Systems, Inc.	45,624
1,421	EarthLink Holdings Corp.(a)	10,558
12,300	eBay, Inc.†	338,004
331	Ebix, Inc.(a)	10,853
700	EchoStar Corp., Class A†	27,377
100	Electro Scientific Industries, Inc.†	519
3,275	Electronic Arts, Inc.†	225,058
404	Electronics For Imaging, Inc.†	18,883
350	Ellie Mae, Inc.†(a)	21,081
21,429	EMC Corp.	550,297
125	EMCORE Corp.†	766
300	EnerNOC, Inc.†(a)	1,155
1,836	Entegris, Inc.†	24,364
375	Envestnet, Inc.†(a)	11,194
600	EPAM Systems, Inc.†(a)	47,172
1,500	Epiq Systems, Inc.(a)	19,605
450	Euronet Worldwide, Inc.†	32,593
1,850	Everi Holdings, Inc.†(a)	8,121
500	Exar Corp.†	3,065
300	ExlService Holdings, Inc.†	13,479
200	Extreme Networks, Inc.†	816
768	F5 Networks, Inc.†	74,465
23,983	Facebook, Inc., Class A†	2,510,061
246	Fair Isaac Corp.	23,168
1,250	Fairchild Semiconductor International, Inc., Class A†	25,887
900	FalconStor Software, Inc.†(a)	1,692
200	FARO Technologies, Inc.†(a)	5,904
406	FEI Co.(a)	32,395
3,135	Fidelity National Information Services, Inc.	189,981
775	Finisar Corp.†(a)	11,269
600	FireEye, Inc.†(a)	12,444
1,825	First Data Corp., Class A†	29,236
700	First Solar, Inc.†(a)	46,193
2,546	Fiserv, Inc.†	232,857
425	Fitbit, Inc., Class A†(a)	12,576
450	FleetCor Technologies, Inc.†	64,319
1,500	FLIR Systems, Inc.	42,105
350	FormFactor, Inc.†(a)	3,150
255	Forrester Research, Inc.	7,262
1,675	Fortinet, Inc.†(a)	52,210
800	Gartner, Inc.†	72,560
2,100	Genpact, Ltd.†	52,458

Shares		Value
Information Technology — (continued)
102	GigOptix, Inc.†	$310
1,450	Global Payments, Inc.	93,540
400	Glu Mobile, Inc.†(a)	972
200	Guidance Software, Inc.†	1,204
300	Guidewire Software, Inc.†	18,048
800	Harmonic, Inc.†(a)	3,256
1,260	Harris Corp.(a)	109,494
300	Heartland Payment Systems, Inc.	28,446
20,052	Hewlett Packard Enterprise Co.	304,790
20,052	HP, Inc.	237,416
1,100	Hutchinson Technology, Inc.†	3,949
900	IAC	54,045
100	ID Systems, Inc.†	460
1,000	II-VI, Inc.†	18,560
600	Infinera Corp.†(a)	10,872
1,600	Ingram Micro, Inc., Class A	48,608
500	Insight Enterprises, Inc.†	12,560
1,560	Integrated Device Technology, Inc.†	41,106
51,068	Intel Corp.	1,759,293
350	Interactive Intelligence Group, Inc.†(a)	10,997
350	InterDigital, Inc.	17,164
371	Internap Corp.†	2,374
9,776	International Business Machines Corp.	1,345,373
850	Intersil Corp., Class A(a)	10,846
2,689	Intuit, Inc.	259,489
381	IPG Photonics Corp.†(a)	33,970
500	Itron, Inc.†(a)	18,090
1,200	Ixia†	14,916
800	IXYS Corp.(a)	10,104
325	j2 Global, Inc.(a)	26,754
1,550	Jabil Circuit, Inc.	36,100
722	Jack Henry & Associates, Inc.(a)	56,359
3,915	Juniper Networks, Inc.	108,054
233	Kemet Corp.†(a)	552
600	Key Tronic Corp.†(a)	4,560
2,023	Keysight Technologies, Inc.†	57,312
525	Kimball Electronics, Inc.†	5,770
1,100	KLA-Tencor Corp.	76,285
983	Knowles Corp.†(a)	13,103
400	Kulicke & Soffa Industries, Inc.†	4,668
1,487	Lam Research Corp.(a)	118,098
200	Lattice Semiconductor Corp.†(a)	1,294
681	Leidos Holdings, Inc.	38,313
550	Lexmark International, Inc., Class A	17,848
2,100	Limelight Networks, Inc.†	3,066
2,450	Linear Technology Corp.(a)	104,051
1,180	LinkedIn Corp., Class A†	265,594
218	Littelfuse, Inc.	23,328
300	LogMeIn, Inc.†(a)	20,130
200	LoJack Corp.†	1,112
100	LRAD Corp.†(a)	199
640	Lumentum Holdings, Inc.†	14,093
650	Manhattan Associates, Inc.†	43,011
300	ManTech International Corp., Class A	9,072
200	Marchex, Inc., Class B	778
4,125	Marvell Technology Group, Ltd.	36,383
10,955	MasterCard, Inc., Class A	1,066,579
400	Mattson Technology, Inc.†	1,412
2,575	Maxim Integrated Products, Inc.	97,850
725	MAXIMUS, Inc.	40,781
1,200	Mentor Graphics Corp.	22,104
100	Mercury Systems, Inc.†	1,836
400	Methode Electronics, Inc.	12,732
2,037	Microchip Technology, Inc.(a)	94,802
11,552	Micron Technology, Inc.†	163,576
650	Microsemi Corp.†	21,183

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Information Technology — (continued)
88,462	Microsoft Corp.	$4,907,872
100	MicroStrategy, Inc., Class A†	17,929
600	MKS Instruments, Inc.	21,600
662	MoneyGram International, Inc.†	4,151
200	Monolithic Power Systems, Inc.	12,742
350	Monotype Imaging Holdings, Inc.	8,274
1,550	Monster Worldwide, Inc.†(a)	8,882
100	MoSys, Inc.†(a)	109
1,810	Motorola Solutions, Inc.	123,895
328	Multi-Fineline Electronix, Inc.†(a)	6,783
200	Nanometrics, Inc.†	3,028
900	Napco Security Technologies, Inc.†	5,310
1,312	National Instruments Corp.	37,641
1,925	NCR Corp.†(a)	47,086
3,300	NetApp, Inc.	87,549
350	NETGEAR, Inc.†	14,669
400	NetScout Systems, Inc.†(a)	12,280
600	NetSuite, Inc.†(a)	50,772
750	NeuStar, Inc., Class A†(a)	17,978
200	Newport Corp.†	3,174
1,000	NIC, Inc.	19,680
50	Novatel Wireless, Inc.†(a)	84
3,650	Nuance Communications, Inc.†(a)	72,599
100	NVE Corp.(a)	5,618
4,525	NVIDIA Corp.	149,144
299	NXP Semiconductor NV†	25,214
21	Oclaro, Inc.†(a)	73
600	OmniVision Technologies, Inc.†	17,412
4,630	ON Semiconductor Corp.†	45,374
37,730	Oracle Corp.	1,378,277
200	OSI Systems, Inc.†	17,732
100	Palo Alto Networks, Inc.†	17,614
425	Pandora Media, Inc.†(a)	5,699
100	PAR Technology Corp.†(a)	673
600	Park Electrochemical Corp.	9,036
3,525	Paychex, Inc.(a)	186,437
300	Paycom Software, Inc.†	11,289
300	Paylocity Holding Corp.†	12,165
12,625	PayPal Holdings, Inc.†	457,025
400	PCM, Inc.†(a)	3,972
600	Pegasystems, Inc.	16,500
8	PFSweb, Inc.†	103
33	Pixelworks, Inc.†(a)	79
300	Plantronics, Inc.	14,226
300	Plexus Corp.†	10,476
1,500	Polycom, Inc.†	18,885
300	Power Integrations, Inc.	14,589
220	PRGX Global, Inc.†(a)	819
500	Progress Software Corp.†	12,000
300	PROS Holdings, Inc.†(a)	6,912
1,240	PTC, Inc.†	42,941
40	QAD, Inc., Class B	738
1,000	Qlik Technologies, Inc.†	31,660
1,650	QLogic Corp.†	20,130
17,455	QUALCOMM, Inc.	872,488
300	Qualys, Inc.†(a)	9,927
1,275	Rackspace Hosting, Inc.†	32,283
1,000	Rambus, Inc.†(a)	11,590
1,000	RealD, Inc.†	10,550
681	RealNetworks, Inc.†(a)	2,894
625	RealPage, Inc.†	14,031
1,840	Red Hat, Inc.†	152,370
200	Rightside Group, Ltd.†(a)	1,660
300	Rogers Corp.†	15,471
300	Rosetta Stone, Inc.†	2,007

Shares		Value
Information Technology — (continued)
1,020	Rovi Corp.†(a)	$16,993
340	Rudolph Technologies, Inc.†	4,835
625	Sabre Corp.	17,481
5,600	Salesforce.com, Inc.†	439,040
2,072	SanDisk Corp.	157,451
633	Sanmina Corp.†	13,027
300	ScanSource, Inc.†	9,666
560	Science Applications International Corp.(a)	25,637
600	Semtech Corp.†	11,352
300	ServiceNow, Inc.†	25,968
300	ShoreTel, Inc.†	2,655
122	Shutterstock, Inc.†(a)	3,945
200	Silicon Laboratories, Inc.†(a)	9,708
1,907	Skyworks Solutions, Inc.(a)	146,515
500	SolarWinds, Inc.†	29,450
500	Solera Holdings, Inc.(a)	27,415
193	Splunk, Inc.†(a)	11,350
300	SPS Commerce, Inc.†	21,063
400	SS&C Technologies Holdings, Inc.	27,308
129	Stamps.com, Inc.†	14,140
2,475	SunEdison, Inc.†(a)	12,598
1,300	SunPower Corp., Class A†(a)	39,013
375	Super Micro Computer, Inc.†(a)	9,191
102	SYKES Enterprises, Inc.†	3,140
7,383	Symantec Corp.	155,043
333	Synaptics, Inc.†(a)	26,753
325	Synchronoss Technologies, Inc.†(a)	11,450
300	SYNNEX Corp.(a)	26,979
1,417	Synopsys, Inc.†	64,629
300	Syntel, Inc.†(a)	13,575
1,025	Take-Two Interactive Software, Inc.†	35,711
325	Tech Data Corp.†(a)	21,574
800	TechTarget, Inc.†	6,424
1,800	Teradata Corp.†(a)	47,556
2,425	Teradyne, Inc.	50,125
100	TESSCO Technologies, Inc.	1,947
400	Tessera Technologies, Inc.	12,004
8,310	Texas Instruments, Inc.	455,471
800	TiVo, Inc.†(a)	6,904
1,637	Total System Services, Inc.	81,523
100	Travelzoo, Inc.†	837
1,959	Trimble Navigation, Ltd.†(a)	42,021
1,238	TTM Technologies, Inc.†(a)	8,059
1,100	Twitter, Inc.†(a)	25,454
292	Tyler Technologies, Inc.†	50,901
265	Ultimate Software Group, Inc.†(a)	51,810
427	Unisys Corp.†(a)	4,718
114	United Online, Inc.†	1,344
700	Universal Display Corp.†	38,108
66	UTStarcom Holdings Corp.†	164
825	Vantiv, Inc., Class A†	39,122
450	VASCO Data Security International, Inc.†(a)	7,529
400	Veeco Instruments, Inc.†	8,224
1,665	VeriFone Systems, Inc.†(a)	46,653
375	Verint Systems, Inc.†	15,210
916	VeriSign, Inc.†(a)	80,022
350	ViaSat, Inc.†(a)	21,354
3,203	Viavi Solutions, Inc.†	19,506
475	VirnetX Holding Corp.†	1,221
400	Virtusa Corp.†	16,536
17,279	Visa, Inc., Class A(a)	1,339,986
1,806	Vishay Intertechnology, Inc.(a)	21,762
129	Vishay Precision Group, Inc.†	1,460

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Information Technology — (continued)
845	VMware, Inc., Class A†(a)	$47,802
500	Web.com Group, Inc.†	10,005
458	WebMD Health Corp., Class A†(a)	22,121
2,326	Western Digital Corp.	139,676
4,254	Western Union Co. (The)(a)	76,189
459	WEX, Inc.†(a)	40,576
195	Workday, Inc., Class A†(a)	15,538
11,395	Xerox Corp.	121,129
2,750	Xilinx, Inc.	129,168
800	XO Group, Inc.†	12,848
300	Xura, Inc.†(a)	7,374
9,325	Yahoo!, Inc.†	310,150
241	Yelp, Inc., Class A†(a)	6,941
525	Zebra Technologies Corp., Class A†(a)	36,566
524	Zillow Group, Inc., Class A†(a)	13,645
1,048	Zillow Group, Inc., Class C†(a)	24,607
8,150	Zynga, Inc., Class A†	21,842
		43,339,504
Materials — 3.0%
381	A Schulman, Inc.	11,674
500	A. M. Castle & Co.†(a)	795
2,135	Air Products & Chemicals, Inc.(a)	277,785
535	Airgas, Inc.	74,001
1,875	AK Steel Holding Corp.†(a)	4,200
1,332	Albemarle Corp.(a)	74,605
13,272	Alcoa, Inc.(a)	130,995
1,350	Allegheny Technologies, Inc.(a)	15,187
400	American Vanguard Corp.(a)	5,604
550	AptarGroup, Inc.	39,957
714	Ashland, Inc.	73,328
1,000	Avery Dennison Corp.	62,660
675	Axalta Coating Systems, Ltd.†(a)	17,989
575	Axiall Corp.	8,855
348	Balchem Corp.(a)	21,158
1,500	Ball Corp.(a)	109,095
1,150	Bemis Co., Inc.	51,393
350	Berry Plastics Group, Inc.†	12,663
700	Cabot Corp.	28,616
500	Calgon Carbon Corp.	8,625
500	Carpenter Technology Corp.(a)	15,135
1,400	Celanese Corp., Class A	94,262
600	Century Aluminum Co.†(a)	2,652
2,220	CF Industries Holdings, Inc.	90,598
1,939	Chemours Co.(a)	10,393
850	Chemtura Corp.†	23,179
300	Clearwater Paper Corp.†	13,659
1,400	Cliffs Natural Resources, Inc.(a)	2,212
37	Codexis, Inc.†(a)	157
1,110	Coeur Mining, Inc.†(a)	2,753
1,300	Commercial Metals Co.	17,797
400	Compass Minerals International, Inc.	30,108
1,800	Core Molding Technologies, Inc.†(a)	23,094
1,500	Crown Holdings, Inc.†	76,050
100	Deltic Timber Corp.(a)	5,887
12,086	Dow Chemical Co. (The)(a)	622,187
534	Eagle Materials, Inc.	32,270
1,415	Eastman Chemical Co.	95,527
2,862	Ecolab, Inc.	327,356
9,696	EI du Pont de Nemours & Co.	645,754
1,000	Ferro Corp.†	11,120
500	Ferroglobe PLC	5,375
550	Flotek Industries, Inc.†(a)	6,292
1,175	FMC Corp.(a)	45,978
11,144	Freeport-McMoRan, Inc.(a)	75,445
1,325	Graphic Packaging Holding Co.	17,000
300	Greif, Inc., Class A(a)	9,243

Shares		Value
Materials — (continued)
450	HB Fuller Co.	$16,411
750	Headwaters, Inc.†	12,652
300	Horsehead Holding Corp.†(a)	615
1,575	Huntsman Corp.	17,908
300	Innophos Holdings, Inc.	8,694
300	Innospec, Inc.(a)	16,293
767	International Flavors & Fragrances, Inc.(a)	91,764
4,517	International Paper Co.	170,291
400	Intrepid Potash, Inc.†(a)	1,180
138	Kaiser Aluminum Corp.	11,545
950	KapStone Paper and Packaging Corp.	21,460
300	Koppers Holdings, Inc.	5,475
1,275	Louisiana-Pacific Corp.†(a)	22,963
300	LSB Industries, Inc.†(a)	2,175
645	Martin Marietta Materials, Inc.(a)	88,094
300	Materion Corp.	8,400
350	Minerals Technologies, Inc.	16,051
5,104	Monsanto Co.	502,846
3,275	Mosaic Co. (The)	90,357
200	Myers Industries, Inc.	2,664
300	Neenah Paper, Inc.	18,729
100	NewMarket Corp.(a)	38,073
5,100	Newmont Mining Corp.	91,749
2,695	Nucor Corp.	108,608
1,595	Olin Corp.(a)	27,530
1,875	Owens-Illinois, Inc.†	32,663
975	Packaging Corp. of America	61,474
1,000	PH Glatfelter Co.	18,440
1,158	PolyOne Corp.(a)	36,778
2,842	PPG Industries, Inc.	280,846
2,861	Praxair, Inc.(a)	292,966
300	Quaker Chemical Corp.	23,178
500	Rayonier Advanced Materials, Inc.	4,895
700	Reliance Steel & Aluminum Co.	40,537
600	Royal Gold, Inc.(a)	21,882
1,400	RPM International, Inc.	61,684
300	Schweitzer-Mauduit International, Inc.	12,597
400	Scotts Miracle-Gro Co. (The), Class A	25,804
1,975	Sealed Air Corp.	88,085
100	Senomyx, Inc.†(a)	377
500	Sensient Technologies Corp.	31,410
872	Sherwin-Williams Co. (The)	226,371
375	Silgan Holdings, Inc.(a)	20,145
1,075	Sonoco Products Co.	43,935
1,322	Southern Copper Corp.(a)	34,531
2,800	Steel Dynamics, Inc.	50,036
300	Stepan Co.	14,907
1,600	Stillwater Mining Co.†(a)	13,712
558	Summit Materials, Inc., Class A†	11,187
564	SunCoke Energy, Inc.	1,957
400	TimkenSteel Corp.	3,352
671	Tredegar Corp.	9,139
500	UFP Technologies, Inc.†	11,910
50	United States Lime & Minerals, Inc.	2,748
1,050	United States Steel Corp.(a)	8,379
900	Valspar Corp.(a)	74,655
1,244	Vulcan Materials Co.	118,143
1,300	Wausau Paper Corp.(a)	13,299
502	Westlake Chemical Corp.	27,269
2,359	WestRock Co.	107,618
525	Worthington Industries, Inc.(a)	15,824
727	WR Grace & Co.†	72,402
		6,638,330
Telecommunication Services — 2.4%
1,000	8x8, Inc.†	11,450

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

Shares		Value
Telecommunication Services — (continued)
600	Alaska Communications Systems Group, Inc.†(a)	$1,050
65,525	AT&T, Inc.(a)	2,254,715
5,010	CenturyLink, Inc.	126,052
500	Cogent Communications Holdings, Inc.(a)	17,345
501	Consolidated Communications Holdings, Inc.(a)	10,496
12,211	Frontier Communications Corp.(a)	57,025
600	General Communication, Inc., Class A†(a)	11,868
16	IDT Corp., Class B	186
500	Inteliquent, Inc.	8,885
2,511	Level 3 Communications, Inc.†	136,498
1,411	SBA Communications Corp., Class A†	148,254
300	Shenandoah Telecommunications Co.(a)	12,915
400	Spok Holdings, Inc.(a)	7,328
8,897	Sprint Corp.†(a)	32,207
8	Straight Path Communications, Inc.†(a)	137
1,050	Telephone & Data Systems, Inc.	27,185
7,900	T-Mobile US, Inc.†	309,048
300	United States Cellular Corp.†	12,243
44,813	Verizon Communications, Inc.	2,071,257
731	Windstream Holdings, Inc.(a)	4,708
		5,260,852
Utilities — 3.1%
6,335	AES Corp. (The)	60,626
1,119	AGL Resources, Inc.	71,403
425	ALLETE, Inc.	21,603
1,100	Alliant Energy Corp.	68,695
2,500	Ameren Corp.	108,075
5,205	American Electric Power Co., Inc.	303,295
400	American States Water Co.	16,780
1,900	American Water Works Co., Inc.	113,525
1,751	Aqua America, Inc.	52,180
1,100	Atmos Energy Corp.	69,344
550	Avangrid, Inc.†	21,120
550	Avista Corp.(a)	19,453
600	Black Hills Corp.(a)	27,858
525	California Water Service Group	12,217
4,000	Calpine Corp.†	57,880
3,600	CenterPoint Energy, Inc.	66,096
300	Chesapeake Utilities Corp.(a)	17,025
700	Cleco Corp.(a)	36,547
2,450	CMS Energy Corp. (a)	88,396
3,150	Consolidated Edison, Inc.	202,450
6,290	Dominion Resources, Inc.(a)	425,456
1,675	DTE Energy Co.	134,318
7,635	Duke Energy Corp.	545,063
11	Dynegy, Inc., Class A†	148
3,450	Edison International	204,274
400	El Paso Electric Co.(a)	15,400
475	Empire District Electric Co.	13,333
1,650	Entergy Corp.	112,794
3,167	Eversource Energy	161,739
8,341	Exelon Corp.	231,630
3,680	FirstEnergy Corp.	116,766
16	Genie Energy, Ltd., Class B(a)	178
1,405	Great Plains Energy, Inc.	38,371
1,100	Hawaiian Electric Industries, Inc.†	31,845
500	IDACORP, Inc.(a)	34,000
1,800	ITC Holdings Corp.	70,650
350	Laclede Group, Inc.(a)	20,793
1,925	MDU Resources Group, Inc.	35,266
450	MGE Energy, Inc.(a)	20,880
650	National Fuel Gas Co.(a)	27,788

Shares		Value
Utilities — (continued)
800	New Jersey Resources Corp.	$26,368
4,707	NextEra Energy, Inc.	489,010
3,315	NiSource, Inc.(a)	64,676
300	Northwest Natural Gas Co.(a)	15,183
400	NorthWestern Corp.(a)	21,700
2,977	NRG Energy, Inc.(a)	35,039
300	NRG Yield, Inc., Class A(a)	4,173
300	NRG Yield, Inc., Class C(a)	4,428
1,800	OGE Energy Corp.(a)	47,322
587	ONE Gas, Inc.	29,450
1,000	Ormat Technologies, Inc.(a)	36,470
350	Otter Tail Corp.(a)	9,320
1,850	Pepco Holdings, Inc.(a)	48,118
4,600	PG&E Corp.	244,674
700	Piedmont Natural Gas Co., Inc.	39,914
1,000	Pinnacle West Capital Corp.	64,480
700	PNM Resources, Inc.	21,399
1,100	Portland General Electric Co.	40,007
7,000	PPL Corp.	238,910
5,325	Public Service Enterprise Group, Inc.	206,024
1,300	Questar Corp.(a)	25,324
1,379	SCANA Corp.(a)	83,416
2,431	Sempra Energy	228,538
650	South Jersey Industries, Inc.	15,288
9,700	Southern Co. (The)	453,863
475	Southwest Gas Corp.	26,201
939	Talen Energy Corp.†(a)	5,850
1,700	TECO Energy, Inc.	45,305
1,950	UGI Corp.	65,832
808	Vectren Corp.	34,275
2,989	WEC Energy Group, Inc.	153,366
1,175	Westar Energy, Inc., Class A	49,832
350	WGL Holdings, Inc.	22,047
5,150	Xcel Energy, Inc.	184,937
		6,755,999
Total Common Stock
(Cost $98,060,162)		219,571,960

SHORT-TERM INVESTMENTS (d) — 13.8%
577,126	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	577,126
298,293,980	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (e)	29,829,398

Total Short-Term Investments
(Cost $30,406,524)		30,406,524
RIGHTS — 0.0%
United States — 0.0%
1,500	Leap Wireless †#	3,780
2,075	Safeway – PDC †#	101
2,075	Safeway CVR - Casa Ley †#	2,106
Total Rights (Cost $–)	5,987
Total Investments — 113.4%
(Cost $128,466,686)	249,984,471
Other Assets & Liabilities, Net — (13.4)%	(29,584,624)
NET ASSETS — 100.0%	$220,399,847

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2015

†	Non-income producing security.
#	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $30,239,547 (Note 6).
(b)	Real Estate Investment Trust.
(c)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(d)	Rate shown is the 7-day effective yield as of December 31, 2015.
(e)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $29,829,398. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,445,392 (Note 6).

BDC— Business Development Company
CVR— Contingent Value Rights
LLC— Limited Liability Company
Ltd. — Limited
NY— New York
PDC— Property Development Center
PLC— Public Limited Company

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$219,571,960	$—	$—	$219,571,960
Rights	—	—	5,987	5,987
Short-Term Investments	30,406,524	—	—	30,406,524
Total Investments in Securities	$249,978,484	$—	$5,987	$249,984,471

‡
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the year ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	December 31, 2015

Shares		Value

COMMON STOCK — 96.5%
Australia — 2.9%
104,372	Alumina, Ltd.(a)	$87,103
2,183	Amcor, Ltd.	21,208
37,821	APA Group	237,983
966	ASX, Ltd.	29,719
18,072	Aurizon Holdings, Ltd.	57,371
29,286	Boral, Ltd.	125,213
4,814	CIMIC Group, Ltd.	84,446
4,046	Cochlear, Ltd.	279,989
6,043	Commonwealth Bank of Australia	373,605
21,015	Computershare, Ltd.	176,831
29,725	CSL, Ltd.	2,266,220
125,901	GPT Group(b)	436,019
27,426	Harvey Norman Holdings, Ltd.	82,907
9,530	Iluka Resources, Ltd.	42,155
18,806	Lend Lease Group	194,031
447	Macquarie Group, Ltd.	26,741
3,423	Qantas Airways, Ltd.	10,146
655	QBE Insurance Group, Ltd.	5,957
12,533	Seek, Ltd.(a)	139,494
26,806	Stockland(b)	79,573
9,005	Sydney Airport	41,444
53,058	Tatts Group, Ltd.	168,453
821	TPG Telecom, Ltd.	5,878
30,645	Transurban Group	232,287
3,420	Treasury Wine Estates, Ltd.	20,534
1,155	Wesfarmers, Ltd.	34,821
6,298	Westfield Corp.(b)	43,330
		5,303,458
Austria — 0.1%
439	ANDRITZ AG	21,366
1,777	Erste Group Bank AG	55,603
3,791	Raiffeisen Bank International AG	55,558
		132,527
Belgium — 0.7%
4,644	Ageas	215,547
5,023	Colruyt SA	258,401
5,419	Delhaize Group	527,416
2,484	KBC Groep NV	155,316
1,820	Telenet Group Holding NV†	98,361
		1,255,041
Bermuda — 0.9%
37,920	Lazard, Ltd., Class A (e)	1,706,779

Brazil — 1.0%
116,300	Ambev SA	524,728
500	BRF SA	7,002
35,385	Embraer SA ADR	1,045,273
39,700	JBS SA	123,929
5,500	Lojas Renner SA	23,772
600	Porto Seguro SA	4,366
14,500	Raia Drogasil SA	130,037
6,700	Transmissora Alianca de Energia Eletrica SA	28,367
		1,887,474
Canada — 3.6%
800	Agrium, Inc.	71,501
1,900	Alimentation Couche-Tard, Inc., Class B	83,637
6,100	Bank of Montreal	344,213
9,500	CAE, Inc.	105,388
2,900	Canadian Imperial Bank of Commerce	191,119

Shares		Value
Canada — (continued)
860	Canadian Pacific Railway, Ltd.*	$109,841
14,475	Canadian Pacific Railway, Ltd.(a)	1,847,010
400	CCL Industries, Inc., Class B	64,861
6,000	CGI Group, Inc., Class A†(a)	240,225
1,700	CI Financial Corp.	37,595
4,500	Constellation Software, Inc.	1,876,100
200	Fairfax Financial Holdings, Ltd.	94,950
1,626	Husky Energy, Inc.	16,818
900	Industrial Alliance Insurance & Financial Services, Inc.	28,704
1,700	Intact Financial Corp., Class Common Subscription Receipt	108,951
900	Methanex Corp.	29,725
5,700	Metro, Inc., Class A	159,585
3,200	Onex Corp.	196,158
9,600	Potash Corp. of Saskatchewan	164,429
5,700	Royal Bank of Canada	305,453
12,600	Suncor Energy, Inc.	325,267
1,500	TransCanada Corp.	48,988
300	Valeant Pharmaceuticals International, Inc.†	30,475
		6,480,993
China — 2.1%
284,000	Agricultural Bank of China, Ltd., Class H	115,574
86,000	ANTA Sports Products, Ltd.	235,112
124,000	Beijing Capital International Airport Co., Ltd., Class H	133,183
810,000	China Construction Bank Corp., Class H	552,540
33,000	China Everbright Bank Co., Ltd., Class H	15,979
12,000	Jiangsu Expressway Co., Ltd., Class H	16,105
30,000	PICC Property & Casualty Co., Ltd., Class H	59,205
150,000	Sihuan Pharmaceutical Holdings Group, Ltd.	77,806
123,900	Tencent Holdings, Ltd.	2,425,960
124,000	Zhejiang Expressway Co., Ltd., Class H	148,161
		3,779,625
Denmark — 6.5%
40,828	Chr Hansen Holding A	2,553,808
30,185	Coloplast A, Class B	2,437,051
5,271	Danske Bank A/S	141,433
13,500	Novo Nordisk A, Class B	781,626
53,430	Novo Nordisk ADR	3,103,214
46,738	Novozymes A, Class B	2,237,763
1,221	Pandora A	153,948
31,563	TDC A	157,154
729	Vestas Wind Systems A/S	50,912
1,734	William Demant Holding A†(a)	165,172
		11,782,081
Finland — 0.4%
416	Neste Oyj(a)	12,416
1,503	Nokian Renkaat OYJ	53,659
2,029	Sampo Oyj, Class A	103,038
11,007	Stora Enso OYJ, Class R	99,528
26,869	UPM-Kymmene OYJ	498,834
		767,475
France — 5.4%
23,169	Accor SA	1,003,454
5,866	Airbus Group SE	395,296
18,970	Atos SE	1,592,587
7,168	AXA SA	195,856
399	BNP Paribas	22,574
5,483	Bureau Veritas SA	109,284

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	December 31, 2015

Shares		Value
France — (continued)
1,081	Casino Guichard Perrachon SA(a)	$49,662
268	Christian Dior SE	45,524
637	Cie Generale des Etablissements Michelin, Class B	60,632
200	Eurazeo SA	13,794
5,173	Eutelsat Communications SA	154,883
1,651	Gecina SA(b)	200,716
452	Groupe Eurotunnel SE	5,623
453	Hermes International	153,126
212	Iliad SA	50,537
1,280	Lagardere SCA	38,197
11,189	LVMH Moet Hennessy Louis Vuitton SE	1,757,468
360	Peugeot SA†	6,310
778	Renault SA	77,875
4,438	Safran SA	304,905
22,499	Societe Generale	1,036,808
1,250	Sodexo	122,122
978	Technip SA	48,637
5,094	Unibail-Rodamco SE(b)	1,293,532
121	Valeo SA	18,655
1,813	Veolia Environnement SA	43,015
621	Vinci SA	39,803
43,494	Vivendi SA	934,128
		9,775,003
Germany — 3.6%
11,022	adidas AG	1,069,791
4,018	Allianz SE	708,289
2,167	Axel Springer SE(a)	120,509
950	BASF SE	72,370
502	Bayer AG	62,695
2,855	Brenntag AG	148,768
1,149	Continental AG	277,956
2,489	Daimler AG	207,967
602	Deutsche Lufthansa AG	9,482
38,490	Deutsche Post AG	1,076,102
1,315	Hannover Rueck SE	150,160
2,391	HUGO BOSS AG	197,280
76,327	Infineon Technologies AG	1,112,755
315	K+S AG(a)	8,030
715	Kabel Deutschland Holding AG	88,349
154	MAN SE	15,476
1,243	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	247,653
4,500	OSRAM Licht AG(a)	188,007
3,000	ProSiebenSat.1 Media SE	151,355
2,300	SAP SE	182,513
639	Siemens AG	61,821
11,645	ThyssenKrupp AG(a)	230,844
1,599	United Internet AG	87,912
		6,476,084
Hong Kong — 1.5%
64,000	China Everbright, Ltd.	146,178
11,000	China Mobile, Ltd.	123,817
18,700	China Mobile, Ltd. ADR	1,053,371
25,000	CITIC, Ltd.	44,081
138,000	CSPC Pharmaceutical Group, Ltd.	140,692
38,000	First Pacific Co., Ltd.	25,172
160,000	Geely Automobile Holdings, Ltd.	84,545
212,000	Guangdong Investment, Ltd.	299,392
70,800	Guangzhou R&F Properties Co., Ltd.	86,809
16,900	Hang Seng Bank, Ltd.	320,312
200	Hong Kong Exchanges and Clearing, Ltd.	5,095
31,000	Hysan Development Co., Ltd.	126,656
74,000	People's Insurance Co. Group of China, Ltd., Class H	36,029

Shares		Value
Hong Kong — (continued)
5,000	Shimao Property Holdings, Ltd.	$8,814
257,500	Shui On Land, Ltd.	70,375
32,000	Sino Land Co., Ltd.	46,616
		2,617,954
Ireland — 2.6%
130,700	Experian PLC	2,310,059
30,325	ICON PLC†	2,356,252
		4,666,311
Israel — 0.2%
3,669	Bank Leumi Le-Israel†	12,721
78,405	Bezeq The Israeli Telecommunication Corp., Ltd.	172,598
10,163	Mizrahi Tefahot Bank, Ltd.	121,382
		306,701
Italy — 1.1%
10,875	Assicurazioni Generali SpA	198,651
7,298	Atlantia SpA	193,095
6,843	Enel SPA	28,695
2,358	Eni SpA	35,036
6,872	EXOR SpA	311,899
8,356	Finmeccanica SPA†	116,184
12,643	Intesa Sanpaolo SpA	41,988
40,079	Mediobanca SpA	384,202
7,208	Prysmian SpA	157,489
71,031	Snam SpA	370,708
40,805	Terna Rete Elettrica Nazionale SpA(a)	209,857
		2,047,804
Japan — 15.5%
2,000	ABC-Mart, Inc.	109,476
400	Aeon Co., Ltd.	6,163
700	Alps Electric Co., Ltd.	18,983
1,000	Aozora Bank, Ltd.	3,490
3,900	Bridgestone Corp.	133,776
2,600	Calbee, Inc.	109,796
22,900	Canon, Inc.	692,726
6,500	Credit Saison Co., Ltd.	128,064
1,000	Dai Nippon Printing Co., Ltd.	9,889
700	Daito Trust Construction Co., Ltd.	80,857
23,600	Denso Corp.	1,127,738
600	Eisai Co., Ltd.	39,690
9,000	Fuji Electric Co., Ltd.	37,745
7,000	Gunma Bank, Ltd.	40,700
630	Hirose Electric Co., Ltd.	76,275
90,000	Hokuhoku Financial Group, Inc.	183,469
1,300	Hulic Co., Ltd.	11,415
3,900	Idemitsu Kosan Co., Ltd.	62,272
12,000	IHI Corp.	33,126
7,300	Iida Group Holdings Co., Ltd.	135,298
1,500	Itochu Techno-Solutions Corp.	29,887
1,200	Japan Exchange Group, Inc.	18,758
84,800	JX Holdings, Inc.	355,913
2,000	Kajima Corp.	11,903
4,000	Kamigumi Co., Ltd.	34,439
11,500	Kansai Electric Power Co., Inc. (The)	137,883
33,000	Keikyu Corp.	272,687
1,000	Keio Corp.	8,636
5,000	Keisei Electric Railway Co., Ltd.	63,791
3,600	Keyence Corp.	1,978,579
27,000	Kintetsu Corp.	109,776
97,000	Kobe Steel, Ltd.	105,392
2,000	Koito Manufacturing Co., Ltd.	82,015
2,300	Konami Holdings Corp.	54,751
1,700	Kose Corp.	157,183

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	December 31, 2015

Shares		Value
Japan — (continued)
4,700	Kurita Water Industries, Ltd.	$98,425
7,500	Kyushu Electric Power Co., Inc.	81,743
54,540	LIXIL Group Corp.	1,211,317
80,200	Marubeni Corp.	412,316
4,700	McDonald's Holdings Co. Japan, Ltd.(a)	102,209
400	MEIJI Holdings Co., Ltd.	33,040
3,900	Miraca Holdings, Inc.	171,606
49,000	Mitsubishi Estate Co., Ltd.	1,018,873
2,000	Mitsubishi Materials Corp.	6,299
3,900	Mitsubishi Tanabe Pharma Corp.	67,192
36,700	Mitsubishi UFJ Financial Group, Inc.	227,329
4,000	Mitsui OSK Lines, Ltd.	10,089
3,000	Mixi, Inc.(a)	112,210
57,900	Mizuho Financial Group, Inc.	115,800
4,000	Nabtesco Corp.	81,260
25,000	NEC Corp.	79,213
8,000	NH Foods, Ltd.	156,799
11,200	NHK Spring Co., Ltd.	112,294
28,000	Nippon Electric Glass Co., Ltd.	141,125
25	Nippon Prologis REIT, Inc.(b)	45,223
2,300	Nissin Foods Holdings Co., Ltd.	122,046
2,970	Nomura Research Institute, Ltd.	114,059
5,000	Obayashi Corp.	46,136
17,000	Oji Holdings Corp.	68,323
7,000	Olympus Corp.	275,581
31,200	Otsuka Holdings Co., Ltd.	1,108,503
76,900	Resona Holdings, Inc.	373,444
1,000	Sankyo Co., Ltd.	37,328
16,800	Secom Co., Ltd.	1,138,532
13,200	Sega Sammy Holdings, Inc.	123,464
76,600	Seiko Epson Corp.	1,179,576
26,800	Seven & I Holdings Co., Ltd.	1,227,026
2,400	Shiseido Co., Ltd.	49,797
12,500	Showa Shell Sekiyu	102,002
1,300	Sompo Japan Nipponkoa Holdings, Inc.	42,685
18,300	Sony Corp.	449,756
54,700	Sumitomo Corp.	557,685
1,000	Sumitomo Mitsui Financial Group, Inc.	37,741
208,300	Sumitomo Mitsui Financial Group, Inc. ADR	1,580,997
1,000	Sumitomo Mitsui Trust Holdings, Inc.	3,787
11,100	Sumitomo Rubber Industries, Ltd.	144,337
25,000	Suntory Beverage & Food, Ltd.	1,094,404
3,200	Suzuken Co., Ltd.	121,607
46,200	Sysmex Corp.	2,963,484
17,000	Taiheiyo Cement Corp.	49,645
24,000	Taisei Corp.	158,087
10,800	Taiyo Nippon Sanso Corp.	97,672
15,400	Takeda Pharmaceutical Co., Ltd.	767,836
2,000	Teijin, Ltd.	6,816
3,400	Toho Co., Ltd.	94,086
20,000	TonenGeneral Sekiyu	168,840
122,000	Toray Industries, Inc.	1,133,688
11,000	Toshiba Corp.	22,607
3,900	Toyota Motor Corp.	240,158
63,400	Unicharm Corp.	1,294,734
5,000	Yamaguchi Financial Group, Inc.	59,236
8,500	Yokohama Rubber Co., Ltd.	130,542
		27,933,150
Jersey — 0.0%
145	Randgold Resources, Ltd.	8,933
348	Shire PLC	23,876
		32,809

Shares		Value
Luxembourg — 0.0%
13,485	ArcelorMittal(a)	$56,896

Macau — 0.0%
11,200	Wynn Macau, Ltd.	13,012

Mexico — 1.3%
80,700	Alfa SAB de CV, Class A	159,672
28,500	Arca Continental SAB de CV	173,105
34,800	Controladora Comercial Mexicana SAB de CV	95,529
12,800	Gruma SAB de CV, Class B	179,547
22,300	Grupo Aeroportuario del Pacifico SAB de CV, Class B	196,740
200	Kimberly-Clark de Mexico SAB de CV, Class A	469
47,500	OHL Mexico SAB de CV†	49,720
17,500	Promotora y Operadora de Infraestructura SAB de CV†	205,853
505,000	Wal-Mart de Mexico SAB de CV	1,274,330
		2,334,965
Netherlands — 3.2%
175,918	Aegon NV	994,903
17,450	Gemalto NV(a)	1,047,041
869	Heineken NV	74,054
5,132	ING Groep NV, CVA	69,437
3,541	Koninklijke Ahold NV	74,692
20,540	Koninklijke DSM NV	1,029,993
289,502	Koninklijke KPN NV	1,095,008
41,670	Koninklijke Philips NV	1,063,602
1,287	NN Group NV	45,409
3,069	OCI NV†	75,779
2,206	Randstad Holding NV	137,371
4,719	Royal Dutch Shell PLC, Class A(a)	106,882
222	Wolters Kluwer NV	7,456
		5,821,627
New Zealand — 0.1%
21,594	Fletcher Building, Ltd.	108,217
11,064	Meridian Energy, Ltd.	18,043
		126,260
Norway — 0.2%
5,829	DnB NOR ASA	71,821
13,852	Orkla ASA	109,277
6,255	Telenor ASA	104,262
		285,360
Portugal — 0.1%
8,823	Jeronimo Martins SGPS SA	114,809

Russia — 0.9%
13,800	Alrosa AO	10,572
100,720	Moscow Exchange MICEX-RTS PJSC	125,971
6,467,000	RusHydro PJSC†	60,104
14,330	Severstal PAO	119,590
12,980	Tatneft†	56,425
77,085	Yandex NV, Class A†	1,211,776
		1,584,438
Singapore — 0.8%
137,300	Ascendas Real Estate Investment Trust(b)	220,045
15,300	CapitaLand Commercial Trust, Ltd.(b)	14,516
726,800	Global Logistic Properties, Ltd.	1,097,585
10,800	Hutchison Port Holdings Trust, Class U	5,707
6,100	Singapore Press Holdings, Ltd.(a)	16,908

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	December 31, 2015

Shares		Value
Singapore — (continued)
21,100	StarHub, Ltd.	$54,910
25,300	Suntec Real Estate Investment Trust(b)	27,554
		1,437,225
South Africa — 1.1%
70,339	FirstRand, Ltd.	192,234
12,260	Hyprop Investments, Ltd.(b)	82,054
687	Investec, Ltd.	4,853
9,322	Liberty Holdings, Ltd.	69,379
66,430	Life Healthcare Group Holdings, Ltd.	150,792
1,110	Mr Price Group, Ltd.	14,355
75,471	Netcare, Ltd.	165,295
10,566	Remgro, Ltd.	167,254
1	Sanlam, Ltd.	4
9,628	Sasol, Ltd.	259,935
77,059	Shoprite Holdings, Ltd.	714,111
11,638	SPAR Group, Ltd.	138,472
3,795	Steinhoff International Holdings NV	19,266
8,899	Vodacom Group, Ltd.	87,706
		2,065,710
South Korea — 1.2%
87	BGF retail Co., Ltd.†	12,595
475	Coway Co., Ltd.†	33,821
11,436	Daewoo Securities Co., Ltd.†	90,526
121	Dongbu Insurance Co., Ltd.†	7,240
102	Doosan Corp.	7,664
2,293	GS Holdings†	98,252
6,280	Hana Financial Group, Inc.	125,493
3,302	Hanwha Corp.†	109,480
12	Hyundai Development Co.-Engineering & Construction†	392
213	Hyundai Marine & Fire Insurance Co., Ltd.†	6,526
2,085	Hyundai Steel Co.†	87,861
3,616	Industrial Bank of Korea†	37,810
5,205	Kangwon Land, Inc.†	169,883
3,645	Korea Electric Power Corp.†	154,429
1,505	Korea Investment Holdings Co., Ltd.†	62,891
1,089	KT Corp.†	26,096
1,725	KT&G Corp.†	153,292
103	LG Innotek Co., Ltd.†	8,562
205	Lotte Chemical Corp.†	41,829
138	Mirae Asset Securities Co., Ltd.†	2,511
2,858	NH Investment & Securities Co., Ltd.†	24,182
464	Samsung Electronics Co., Ltd.	494,894
1,813	Samsung Securities Co., Ltd.†	63,630
3,068	SK Hynix, Inc.†	79,256
596	SK Innovation Co., Ltd.†	65,364
1,577	S-Oil Corp.	105,638
		2,070,117
Spain — 2.2%
4,339	Abertis Infraestructuras SA	67,860
7,636	Amadeus IT Holding SA, Class A	336,556
2,706	Banco Bilbao Vizcaya Argentaria SA	19,772
18,627	Banco Santander SA	91,634
772	Bankinter SA	5,474
15,073	CaixaBank SA	52,464
10,289	Distribuidora Internacional de Alimentacion SA	60,686
15,230	Enagas SA	429,609
2,011	Endesa SA	40,401
36,876	Ferrovial SA	833,889
890	Grifols SA	41,138
81,343	Iberdrola SA	576,641

Shares		Value
Spain — (continued)
32,057	Industria de Diseno Textil SA	$1,101,296
10,396	International Consolidated Airlines Group SA	93,182
1,536	Red Electrica Corp. SA	128,302
		3,878,904
Sweden — 0.9%
8,793	Electrolux AB, Class B	212,152
27,643	Husqvarna AB, Class B	182,427
10,997	Investment AB Kinnevik, Class B	338,722
3,484	Investor AB, Class B	128,037
2,844	Nordea Bank AB	31,204
31,512	Skandinaviska Enskilda Banken AB, Class A	331,396
4,272	Svenska Handelsbanken AB, Class A	56,739
10,319	Swedbank AB, Class A	227,261
242	Swedish Match AB	8,552
2,787	Telefonaktiebolaget LM Ericsson, Class B	26,870
		1,543,360
Switzerland — 8.9%
2,109	Actelion, Ltd.	293,032
6	Chocoladefabriken Lindt & Spruengli AG	37,468
14,894	Credit Suisse Group AG	320,846
48	Givaudan SA	87,118
21,577	Julius Baer Group, Ltd.	1,043,834
2,024	Lonza Group AG	329,173
49,372	Nestle SA	3,665,143
11,474	Novartis AG	986,985
12,500	Novartis AG ADR(a)	1,075,500
8,445	Roche Holding AG	2,340,181
992	SGS SA	1,885,297
11	Sika AG	39,752
498	Sonova Holding AG(a)	63,273
5,680	STMicroelectronics NV	38,026
2,570	Swatch Group AG (The)(a)	892,471
102	Swiss Life Holding AG	27,474
4,686	Swiss Prime Site AG	365,961
2,481	Swiss Re, Ltd.	242,310
725	Swisscom AG	362,793
4,771	Syngenta AG	1,867,384
2,075	Transocean, Ltd.(a)	25,939
548	Zurich Insurance Group AG	140,781
		16,130,741
Taiwan — 3.6%
6,000	Asustek Computer, Inc.	49,541
9,000	Casetek Holdings, Ltd.	36,550
11,000	Catcher Technology Co., Ltd.	91,700
38,190	Chicony Electronics Co., Ltd.	83,536
201,000	Chunghwa Telecom Co., Ltd.	605,512
70,000	E.Sun Financial Holding Co., Ltd.	40,641
13,000	Eclat Textile Co., Ltd.	178,636
43,860	Far Eastern New Century Corp.	34,265
64,000	Far EasTone Telecommunications Co., Ltd.	131,533
12,000	Formosa Petrochemical Corp.	28,703
8,000	Formosa Plastics Corp.	18,675
15,150	Foxconn Technology Co., Ltd.	31,914
18,900	Hon Hai Precision Industry Co., Ltd.	46,254
95,000	Inotera Memories, Inc.†	80,133
73,000	Pegatron Corp.	158,773
1,000	Phison Electronics Corp.	7,023
2,000	Radiant Opto-Electronics Corp.	4,551
37,000	Ruentex Industries, Ltd.	68,794
605,763	Shin Kong Financial Holding Co., Ltd.	131,233
170,702	SinoPac Financial Holdings Co., Ltd.	48,469

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	December 31, 2015

Shares		Value
Taiwan — (continued)
19,800	Standard Foods Corp.	$49,278
555,000	Taishin Financial Holding Co., Ltd.	191,760
335,849	Taiwan Business Bank†	83,395
70,350	Taiwan Cooperative Financial Holding Co., Ltd.	29,302
56,000	Taiwan Fertilizer Co., Ltd.	73,052
165,195	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(a)	3,758,186
15,000	Transcend Information, Inc.	38,961
130,000	Uni-President Enterprises Corp.	216,702
110,000	WPG Holdings, Ltd.	104,425
28,000	Zhen Ding Technology Holding, Ltd.	63,841
		6,485,338
United Kingdom — 13.5%
7,129	Aberdeen Asset Management PLC	30,378
14,822	Admiral Group PLC	362,187
8,071	ARM Holdings PLC	123,019
45,990	ARM Holdings PLC ADR(a)	2,080,588
33,162	AstraZeneca PLC	2,240,019
30,620	BAE Systems PLC	225,442
274,846	Barclays PLC	884,671
2,501	Barratt Developments PLC	23,046
5,586	British American Tobacco PLC	310,215
81,525	BT Group PLC, Class A	566,079
1,213	Burberry Group PLC	21,342
2,248	Capita Group PLC (The)	39,998
55,848	Centrica PLC	179,327
120,875	Compass Group PLC	2,094,561
12,786	Diageo PLC	349,159
8,528	easyJet PLC	218,719
83,501	G4S PLC	277,374
9,320	GlaxoSmithKline PLC	188,226
22,064	Glencore PLC	29,238
40,951	HSBC Holdings PLC	323,278
27,600	HSBC Holdings PLC ADR(a)	1,089,372
23,324	ICAP PLC	175,073
11,384	ITV PLC	46,349
64,118	Legal & General Group PLC	253,005
180,708	Lloyds Banking Group PLC	194,442
82,148	National Grid PLC	1,132,958
1,373	Next PLC	147,421
4,654	Persimmon PLC	138,845
6,625	Prudential PLC	149,258
33,727	Reckitt Benckiser Group PLC	3,120,655
5,400	RELX PLC	95,234
7,378	Rexam PLC	65,809
30,220	Royal Dutch Shell PLC ADR, Class A	1,383,774
120,663	Sky PLC	1,978,010
9,680	Smith & Nephew PLC	172,519
31,500	Smith & Nephew PLC ADR(a)	1,121,400
5,798	Sports Direct International PLC†	49,272
904	Standard Life PLC	5,177
55,787	Tesco PLC	122,580
3,119	Travis Perkins PLC	90,484
3,279	Vodafone Group PLC	10,633
187,443	William Hill PLC	1,093,942
51,576	WPP PLC	1,186,347
		24,389,425
United States — 10.4%
25,150	ACE, Ltd.(a)	2,938,778
142,000	Banco Bilbao Vizcaya Argentaria SA ADR(a)	1,040,860
20,125	Core Laboratories NV(a)	2,188,393
49,565	Ctrip.com International, Ltd. ADR†(a)	2,296,346

Shares		Value
United States — (continued)
22,150	HDFC Bank, Ltd. ADR(a)	$1,364,440
37,900	Markit, Ltd.†(a)	1,143,443
12,650	Perrigo Co. PLC(a)	1,830,455
47,040	Sensata Technologies Holding NV†(a)	2,166,662
111,400	Telefonaktiebolaget LM Ericsson ADR(a)	1,070,554
2,800	Thomson Reuters Corp.	106,055
21,555	TOTAL SA ADR(a)	968,897
51,145	Vodafone Group PLC ADR(a)	1,649,938
		18,764,821
Total Common Stock
(Cost $173,796,043)		174,054,277

SHORT-TERM INVESTMENTS (c) — 19.7%
3,817,340	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	3,817,340
31,675,900	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (d)	31,675,900

Total Short-Term Investments
(Cost $35,493,240)		35,493,240

EXCHANGE TRADED FUNDS — 0.6%
33,018	iShares MSCI India ETF	909,316
5,173	Vanguard FTSE All-World ex-US ETF	224,560
		1,133,876
Total Exchange Traded Fund
(Cost $1,238,009)		1,133,876

PREFERRED STOCK — 0.2%
Brazil — 0.0%
5,800	Cia Energetica de Sao Paulo, Class Preference	19,645
7,480	Itau Unibanco Holding SA	49,781
4,300	Suzano Papel e Celulose SA, Class A	20,314
		89,740
Germany — 0.0%
565	Porsche Automobil Holding SE	30,407

Russia — 0.1%
39	AK Transneft OAO†	103,570

South Korea — 0.1%
196	Samsung Electronics Co., Ltd., Class Preference	181,180

Total Preferred Stock
(Cost $501,245)		404,897
RIGHTS — 0.0%
Singapore — 0.0%
5,149	Ascendas Real Estate Investment Trust†#	225

Total Rights (Cost $–)		225
Total Investments — 117.0%
(Cost $211,028,537)		211,086,515
Other Assets & Liabilities, Net — (17.0)%		(30,711,850)
NET ASSETS — 100.0%		$180,374,665

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	December 31, 2015

†	Non-income producing security.
*	Security traded on the Toronto Stock Exchange.
#	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $32,987,952 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of December 31, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2015 was $31,675,900. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,408,489 (Note 6).

(e)	Security considered Master Limited Partnership. At December 31, 2015, this security amounted to $1,706,779 or 0.9% of Net Assets.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange Ltd. — Limited MSCI — Morgan Stanley Capital International
PLC — Public Limited Company

The following is a list of the levels of inputs used as of December 31, 2015 valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3^	Total
Common Stock
Australia	$—	$5,303,458	*	$—	$5,303,458
Austria	—	132,527	*	—	132,527
Belgium	—	1,255,041	*	—	1,255,041
Bermuda	1,706,779	—		—	1,706,779
Brazil	1,887,474	—		—	1,887,474
Canada	6,480,993	—		—	6,480,993
China	—	3,701,819	*	77,806	3,779,625
Denmark	3,103,214	8,678,867	*	—	11,782,081
Finland	—	767,475	*	—	767,475
France	—	9,775,003	*	—	9,775,003
Germany	—	6,476,084	*	—	6,476,084
Hong Kong	1,053,371	1,564,583	*	—	2,617,954
Ireland	2,356,252	2,310,059	*	—	4,666,311
Israel	—	306,701	*	—	306,701
Italy	—	2,047,804	*	—	2,047,804
Japan	1,580,997	26,352,153	*	—	27,933,150
Jersey	—	32,809	*	—	32,809
Luxembourg	—	56,896	*	—	56,896
Macau	—	13,012	*	—	13,012
Mexico	2,334,965	—		—	2,334,965
Netherlands	69,437	5,752,190	*	—	5,821,627
New Zealand	—	126,260	*	—	126,260
Norway	—	285,360	*	—	285,360
Portugal	—	114,809	*	—	114,809
Russia	1,211,776	372,662	*	—	1,584,438
Singapore	—	1,437,225	*	—	1,437,225
South Africa	33,621	2,032,089	*	—	2,065,710
South Korea	—	2,070,117	*	—	2,070,117
Spain	—	3,878,904	*	—	3,878,904
Sweden	—	1,543,360	*	—	1,543,360
Switzerland	1,075,500	15,055,241	*	—	16,130,741
Taiwan	3,758,186	2,727,152	*	—	6,485,338
United Kingdom	5,675,134	18,714,291	*	—	24,389,425
United States	18,764,821	—		—	18,764,821
Total Common Stock	51,092,520	122,883,951		77,806	174,054,277

Short-Term Investments	35,493,240	—		—	35,493,240
Exchange Traded Funds	1,133,876	—		—	1,133,876
Preferred Stock	89,740	315,157	*	—	404,897
Rights	—	225		—	225
Total Investments in Securities	$87,809,376	$123,199,333		$77,806	$211,086,515

^
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*
For the year ended December 31, 2015, the transfers out of Level 1 and into Level 2 were $123,199,108 and the transfers out of Level 2 into Level 1 were $0. The transfers into Level 2 were due to securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor (Note 2).

For the year ended December 31, 2015, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

Amounts designated as “—“ are either $0 or have been rounded to $0.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Wilshire Mutual Funds, Inc. and the Shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire International Equity Fund:

In our opinion, the accompanying statements of assets and liabilities, including the condensed schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire International Equity Fund (six portfolios/funds constituting the Wilshire Mutual Funds, Inc., hereafter referred to as the “Portfolios”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 26, 2016

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800 2001 Market Street Philadelphia PA 19103 T: (267) 330-3000, F: (267) 330-3300, www.pwc.com

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on March 29, 2011.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: March 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: March 7, 2016

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: March 7, 2016

*	Print the name and title of each signing officer under his or her signature.